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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Blended Equity Fund

	Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 6.6%
Auto Components — 1.0%
Autoliv, Inc.	13,740	1,084,635
Auto Components Total		1,084,635
Automobiles — 0.4%
Ford Motor Co. (a)	28,300	475,157
Automobiles Total		475,157
Media — 2.1%
DISH Network Corp., Class A (a)	19,570	384,746
Viacom, Inc., Class B	48,352	1,915,223
Media Total		2,299,969
Multiline Retail — 1.0%
Kohl’s Corp. (a)	19,020	1,033,547
Multiline Retail Total		1,033,547
Specialty Retail — 2.1%
Lowe’s Companies., Inc.	52,470	1,315,948
TJX Companies, Inc.	21,670	961,931
Specialty Retail Total		2,277,879
CONSUMER DISCRETIONARY TOTAL		7,171,187
CONSUMER STAPLES — 11.3%
Beverages — 1.3%
PepsiCo, Inc.	20,783	1,357,753
Beverages Total		1,357,753
Food & Staples Retailing — 3.3%
Wal-Mart Stores, Inc.	67,060	3,616,546
Food & Staples Retailing Total		3,616,546
Food Products — 1.8%
Kraft Foods, Inc., Class A	61,036	1,923,244
Food Products Total		1,923,244
Household Products — 1.2%
Colgate-Palmolive Co.	8,630	693,593
Procter & Gamble Co.	9,896	636,610
Household Products Total		1,330,203
Personal Products — 0.5%
Avon Products, Inc.	19,820	575,969
Personal Products Total		575,969

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 3.2%
Philip Morris International, Inc.	59,630	3,490,144
Tobacco Total		3,490,144
CONSUMER STAPLES TOTAL		12,293,859
ENERGY — 12.4%
Energy Equipment & Services — 3.5%
Halliburton Co.	13,500	551,205
Rowan Companies, Inc. (a)	8,500	296,735
Schlumberger Ltd.	24,796	2,070,466
Weatherford International Ltd. (a)	36,870	840,636
Energy Equipment & Services Total		3,759,042
Oil, Gas & Consumable Fuels — 8.9%
Apache Corp.	14,390	1,715,720
Chevron Corp.	21,631	1,973,829
ConocoPhillips	7,900	537,990
Denbury Resources, Inc. (a)	10,100	192,809
Devon Energy Corp.	10,970	861,255
Exxon Mobil Corp.	25,097	1,835,092
Occidental Petroleum Corp.	18,521	1,816,910
Peabody Energy Corp.	11,160	714,017
Oil, Gas & Consumable Fuels Total		9,647,622
ENERGY TOTAL		13,406,664
FINANCIALS — 16.2%
Capital Markets — 1.9%
Franklin Resources, Inc.	7,424	825,623
Goldman Sachs Group, Inc.	7,430	1,249,429
Capital Markets Total		2,075,052
Commercial Banks — 3.3%
Fifth Third Bancorp.	31,273	459,088
PNC Financial Services Group, Inc.	21,312	1,294,064
Wells Fargo & Co.	57,431	1,779,787
Commercial Banks Total		3,532,939
Consumer Finance — 0.6%
Discover Financial Services	37,177	688,890
Consumer Finance Total		688,890
Diversified Financial Services — 5.9%
Citigroup, Inc. (a)	574,170	2,715,824
IntercontinentalExchange, Inc. (a)	7,630	909,114
JPMorgan Chase & Co.	65,100	2,761,542
Diversified Financial Services Total		6,386,480

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 3.4%
Lincoln National Corp.	27,560	766,444
MetLife, Inc.	65,980	2,932,151
Insurance Total		3,698,595
Real Estate Investment Trusts (REITs) — 1.1%
Host Hotels & Resorts, Inc.	22,000	393,140
Kimco Realty Corp.	46,000	829,840
Real Estate Investment Trusts (REITs) Total		1,222,980
FINANCIALS TOTAL		17,604,936
HEALTH CARE — 10.3%
Biotechnology — 2.1%
Amgen, Inc. (a)	17,530	962,397
Celgene Corp. (a)	17,450	1,031,993
Dendreon Corp. (a)	8,300	289,836
Biotechnology Total		2,284,226
Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	19,919	679,636
Humana, Inc. (a)	10,812	591,849
Medco Health Solutions, Inc. (a)	18,620	1,140,848
Health Care Providers & Services Total		2,412,333
Pharmaceuticals — 6.0%
Abbott Laboratories	57,300	2,745,243
Johnson & Johnson	59,978	3,709,639
Pharmaceuticals Total		6,454,882
HEALTH CARE TOTAL		11,151,441
INDUSTRIALS — 14.3%
Aerospace & Defense — 2.8%
Boeing Co.	11,000	717,860
Goodrich Corp.	8,370	737,146
United Technologies Corp.	19,879	1,564,875
Aerospace & Defense Total		3,019,881
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	24,618	1,786,774
Air Freight & Logistics Total		1,786,774
Commercial Services & Supplies — 3.9%
R.R. Donnelley & Sons Co.	100,600	1,757,482
Republic Services, Inc.	35,300	1,054,058
Waste Management, Inc.	38,800	1,430,556
Commercial Services & Supplies Total		4,242,096

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 0.7%
General Electric Co.	40,400	738,916
Industrial Conglomerates Total		738,916
Machinery — 5.1%
Dover Corp.	21,690	1,267,781
Flowserve Corp.	16,400	1,955,208
Snap-On, Inc.	40,100	2,268,858
Machinery Total		5,491,847
Road & Rail — 0.2%
Norfolk Southern Corp.	4,000	251,280
Road & Rail Total		251,280
INDUSTRIALS TOTAL		15,530,794
INFORMATION TECHNOLOGY — 15.5%
Computers & Peripherals — 4.8%
Apple, Inc. (a)	9,024	2,910,782
EMC Corp. (a)	99,289	2,273,718
Computers & Peripherals Total		5,184,500
Electronic Equipment, Instruments & Components — 2.7%
Jabil Circuit, Inc.	145,700	2,927,113
Electronic Equipment, Instruments & Components Total		2,927,113
Internet Software & Services — 2.2%
Akamai Technologies, Inc. (a)	16,870	793,734
Google, Inc., Class A (a)	2,620	1,556,201
Internet Software & Services Total		2,349,935
IT Services — 3.4%
International Business Machines Corp.	12,275	1,801,479
Visa, Inc., Class A	26,800	1,886,184
IT Services Total		3,687,663
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	32,900	691,887
Semiconductors & Semiconductor Equipment Total		691,887
Software — 1.8%
Microsoft Corp.	71,720	2,002,422
Software Total		2,002,422
INFORMATION TECHNOLOGY TOTAL		16,843,520
MATERIALS — 3.0%
Chemicals — 1.3%
Celanese Corp., Series A	13,122	540,233

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
PPG Industries, Inc.	10,027	842,970
Chemicals Total		1,383,203
Containers & Packaging — 0.4%
Owens-Illinois, Inc. (a)	2,500	76,750
Packaging Corp. of America	13,310	343,930
Containers & Packaging Total		420,680
Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	12,550	979,025
Freeport-McMoRan Copper & Gold, Inc.	300	36,027
Newmont Mining Corp.	6,200	380,866
Metals & Mining Total		1,395,918
MATERIALS TOTAL		3,199,801
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	45,533	1,337,760
Diversified Telecommunication Services Total		1,337,760
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc. (a)	50,600	639,078
NII Holdings, Inc. (a)	9,291	414,936
Sprint Nextel Corp. (a)	44,600	188,658
Wireless Telecommunication Services Total		1,242,672
TELECOMMUNICATION SERVICES TOTAL		2,580,432
UTILITIES — 4.2%
Independent Power Producers & Energy Traders — 1.9%
AES Corp. (a)	165,600	2,017,008
Independent Power Producers & Energy Traders Total		2,017,008
Multi-Utilities — 2.3%
CMS Energy Corp.	137,400	2,555,640
Multi-Utilities Total		2,555,640
UTILITIES TOTAL		4,572,648

Total Common Stocks (cost of $66,538,038)		104,355,282

	Par ($)
Short-Term Obligation — 4.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $4,437,700 (repurchase proceeds $4,350,058)	4,350,000	4,350,000

Total Short-Term Obligation (cost of $4,350,000)		4,350,000

5

Value ($)
Total Investments — 100.2% (cost of $70,888,038)(b)(c)	108,705,282

Other Assets & Liabilities, Net — (0.2)%	(183,079)

Net Assets — 100.0%	108,522,203

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$104,355,282	$—	$—	$104,355,282
Total Short-Term Obligation	—	4,350,000	—	4,350,000
Total Investments	$104,355,282	$4,350,000	$—	$108,705,282

6

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $70,888,038.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$37,975,322	$(158,078)	$37,817,244

7

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 30.8%
BASIC MATERIALS — 1.6%
Chemicals — 0.8%
Dow Chemical Co.
	4.250% 11/15/20	585,000	560,370
	5.900% 02/15/15	1,075,000	1,190,234
	8.550% 05/15/19	1,515,000	1,898,671
	9.400% 05/15/39	200,000	290,286
Lubrizol Corp.
	8.875% 02/01/19	1,400,000	1,761,838
Chemicals Total			5,701,399
Iron/Steel — 0.6%
ArcelorMittal
	7.000% 10/15/39	1,200,000	1,245,340
Nucor Corp.
	5.000% 06/01/13	500,000	539,843
	5.850% 06/01/18	2,385,000	2,690,695
Iron/Steel Total			4,475,878
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.875% 11/21/36	1,145,000	1,259,479
Metals & Mining Total			1,259,479
BASIC MATERIALS TOTAL			11,436,756
COMMUNICATIONS — 5.5%
Media — 3.4%
Comcast Cable Holdings LLC
	9.800% 02/01/12	2,600,000	2,829,926
Comcast Corp.
	5.850% 11/15/15	2,460,000	2,765,237
	6.950% 08/15/37	85,000	96,141
DirecTV Holdings LLC
	3.125% 02/15/16	1,075,000	1,060,666
NBC Universal, Inc.
	2.875% 04/01/16 (a)	9,705,000	9,481,377
News America, Inc.
	6.400% 12/15/35	1,615,000	1,735,161
Time Warner Cable, Inc.
	5.850% 05/01/17	3,300,000	3,682,133
	5.875% 11/15/40	1,390,000	1,375,210
Time Warner Companies., Inc.
	7.250% 10/15/17	593,000	707,816

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner, Inc.
	6.500% 11/15/36	1,015,000	1,109,337
Media Total			24,843,004
Telecommunication Services — 2.1%
AT&T, Inc.
	5.500% 02/01/18	1,850,000	2,055,132
	6.550% 02/15/39	600,000	653,072
BellSouth Corp.
	5.200% 09/15/14	2,460,000	2,685,545
British Telecommunications PLC
	5.950% 01/15/18	3,735,000	4,088,032
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	480,000	529,299
	8.500% 11/15/18	600,000	785,130
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.750% 06/15/30	500,000	671,975
Telefonica Emisiones SAU
	5.134% 04/27/20	1,235,000	1,188,985
	6.421% 06/20/16	2,000,000	2,185,984
Telecommunication Services Total			14,843,154
COMMUNICATIONS TOTAL			39,686,158
CONSUMER CYCLICAL — 0.5%
Retail — 0.5%
CVS Pass-Through Trust
	8.353% 07/10/31 (a)	1,239,375	1,476,245
McDonald’s Corp.
	4.875% 07/15/40	1,750,000	1,703,245
	5.000% 02/01/19	200,000	218,720
Retail Total			3,398,210
CONSUMER CYCLICAL TOTAL			3,398,210
CONSUMER NON-CYCLICAL — 3.5%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	3.625% 04/15/15	2,850,000	2,941,702
	7.200% 01/15/14 (a)	550,000	628,977
	7.750% 01/15/19 (a)	700,000	871,044
PepsiCo, Inc.
	4.500% 01/15/20	665,000	697,643
Beverages Total			5,139,366

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.2%
President and Fellows of Harvard College
	4.875% 10/15/40	940,000	893,912
	6.500% 01/15/39 (a)	310,000	366,531
Commercial Services Total			1,260,443
Food — 1.8%
ConAgra Foods, Inc.
	7.000% 10/01/28	1,300,000	1,457,326
General Mills, Inc.
	5.200% 03/17/15	1,660,000	1,832,592
Kraft Foods, Inc.
	4.125% 02/09/16	5,450,000	5,720,974
Kroger Co.
	3.900% 10/01/15	3,785,000	3,976,930
Food Total			12,987,822
Healthcare Services — 0.4%
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	2,200,000	2,558,246
WellPoint, Inc.
	7.000% 02/15/19	635,000	747,481
Healthcare Services Total			3,305,727
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	750,000	750,728
Household Products/Wares Total			750,728
Pharmaceuticals — 0.3%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	1,700,000	1,880,258
Pharmaceuticals Total			1,880,258
CONSUMER NON-CYCLICAL TOTAL			25,324,344
ENERGY — 2.3%
Oil & Gas — 1.5%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,900,000	2,099,367
Devon Energy Corp.
	6.300% 01/15/19	485,000	570,754
Hess Corp.
	5.600% 02/15/41	625,000	620,458
	7.300% 08/15/31	660,000	791,547
Marathon Oil Corp.
	7.500% 02/15/19	356,000	442,129

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Nexen, Inc.
	5.650% 05/15/17	1,000,000	1,066,871
	7.500% 07/30/39	445,000	483,935
Shell International Finance BV
	5.500% 03/25/40	1,915,000	2,051,567
Talisman Energy, Inc.
	5.850% 02/01/37	1,000,000	1,006,493
	7.750% 06/01/19	1,579,000	1,949,358
Oil & Gas Total			11,082,479
Oil & Gas Services — 0.3%
Halliburton Co.
	5.900% 09/15/18	400,000	451,110
Smith International, Inc.
	9.750% 03/15/19	925,000	1,277,622
Weatherford International Ltd.
	5.125% 09/15/20	300,000	298,510
	5.150% 03/15/13	44,000	46,672
Oil & Gas Services Total			2,073,914
Pipelines — 0.5%
Energy Transfer Partners LP
	6.000% 07/01/13	230,000	250,390
Kinder Morgan Energy Partners LP
	6.500% 09/01/39	120,000	123,964
	6.950% 01/15/38	750,000	814,950
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	150,000	159,771
	8.750% 05/01/19	865,000	1,073,461
Southern Natural Gas Co.
	8.000% 03/01/32	895,000	1,025,347
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/15) (b)(c)	210,000	207,362
Pipelines Total			3,655,245
ENERGY TOTAL			16,811,638
FINANCIALS — 11.1%
Banks — 7.8%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,145,000	2,356,265
Barclays Bank PLC
	3.900% 04/07/15	625,000	644,473

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	5.000% 09/22/16	825,000	873,015
Capital One Capital IV
	6.745% 02/17/37 (b)	695,000	686,312
Capital One Capital V
	10.250% 08/15/39	1,200,000	1,284,000
Capital One Financial Corp.
	5.700% 09/15/11	1,585,000	1,636,205
	7.375% 05/23/14	290,000	330,000
Citigroup, Inc.
	4.587% 12/15/15	2,985,000	3,111,889
	5.625% 08/27/12	5,535,000	5,808,174
	8.500% 05/22/19	4,705,000	5,840,952
Comerica Bank
	5.200% 08/22/17	660,000	675,480
	5.750% 11/21/16	250,000	269,677
Comerica, Inc.
	3.000% 09/16/15	3,580,000	3,539,095
Discover Bank/Greenwood DE
	8.700% 11/18/19	2,380,000	2,801,531
Discover Financial Services
	10.250% 07/15/19	445,000	552,340
JPMorgan Chase & Co.
	2.600% 01/15/16	1,655,000	1,605,800
	7.900% 04/29/49 (04/30/18) (b)(c)	1,565,000	1,663,579
JPMorgan Chase Capital XX
	6.550% 09/15/66	1,585,000	1,594,458
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (b)(c)	310,000	239,053
KeyBank NA
	5.800% 07/01/14	750,000	803,633
Keycorp
	3.750% 08/13/15	1,550,000	1,555,112
	6.500% 05/14/13	1,170,000	1,270,287
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	4,015,000	4,014,085
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	500,000	501,681
	6.050% 08/15/12	3,690,000	3,907,337
National City Corp.
	4.900% 01/15/15	575,000	615,846

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,219,471
PNC Funding Corp.
	3.625% 02/08/15	1,060,000	1,095,991
	5.125% 02/08/20	1,610,000	1,678,090
Regions Financial Corp.
	7.000% 03/01/11	1,520,000	1,523,040
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	2,200,000	2,067,083
Banks Total			56,763,954
Diversified Financial Services — 0.6%
Eaton Vance Corp.
	6.500% 10/02/17	125,000	141,700
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	1,540,000	1,567,500
	5.250% 10/01/20 (a)	1,425,000	1,449,018
General Electric Capital Corp.
	4.375% 09/16/20	935,000	920,187
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (d)	1,505,000	368,725
Diversified Financial Services Total			4,447,130
Insurance — 1.9%
CNA Financial Corp.
	5.850% 12/15/14	424,000	447,344
	7.350% 11/15/19	841,000	922,371
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	1,515,000	1,302,900
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	855,000	850,085
	10.750% 06/15/88 (06/15/58) (a)(b)(c)	1,310,000	1,585,100
Lincoln National Corp.
	8.750% 07/01/19	1,580,000	1,976,340
MetLife Capital Trust X
	9.250% 04/08/68 (04/08/38) (a)(b)(c)	710,000	834,250
MetLife, Inc.
	10.750% 08/01/69	1,165,000	1,561,100
Prudential Financial, Inc.
	7.375% 06/15/19	1,045,000	1,232,096
	8.875% 06/15/68 (06/15/18) (b)(c)	665,000	773,063
Transatlantic Holdings, Inc.
	8.000% 11/30/39	1,040,000	1,064,711

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Unum Group
	7.125% 09/30/16	1,210,000	1,359,084
Insurance Total			13,908,444
Real Estate Investment Trusts (REITs) — 0.8%
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,435,000	1,568,554
Duke Realty LP
	7.375% 02/15/15	755,000	842,617
	8.250% 08/15/19	2,922,600	3,443,273
Real Estate Investment Trusts (REITs) Total			5,854,444
FINANCIALS TOTAL			80,973,972
INDUSTRIALS — 1.7%
Aerospace & Defense — 0.2%
Embraer Overseas Ltd.
	6.375% 01/15/20	1,125,000	1,186,875
Raytheon Co.
	7.200% 08/15/27	310,000	380,789
Aerospace & Defense Total			1,567,664
Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	1,130,000	1,361,324
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	835,000	1,004,633
Miscellaneous Manufacturing Total			2,365,957
Transportation — 1.2%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	1,320,000	1,366,200
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	805,000	832,252
CSX Corp.
	6.250% 04/01/15	2,460,000	2,795,613
Union Pacific Corp.
	7.875% 01/15/19	2,725,000	3,400,334
Transportation Total			8,394,399
INDUSTRIALS TOTAL			12,328,020
TECHNOLOGY — 0.7%
Networking Products — 0.2%
Cisco Systems, Inc.
	5.500% 01/15/40	175,000	182,818

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
	5.900% 02/15/39	830,000	919,229
Networking Products Total			1,102,047
Office/Business Equipment — 0.1%
Xerox Corp.
	6.400% 03/15/16	950,000	1,083,096
Office/Business Equipment Total			1,083,096
Software — 0.4%
Oracle Corp.
	6.500% 04/15/38	2,550,000	2,972,076
Software Total			2,972,076
TECHNOLOGY TOTAL			5,157,219
UTILITIES — 3.9%
Electric — 3.5%
American Electric Power Co., Inc.
	5.250% 06/01/15	4,335,000	4,756,930
Commonwealth Edison Co.
	4.000% 08/01/20	1,865,000	1,835,367
	5.950% 08/15/16	1,000,000	1,141,231
Detroit Edison Co.
	3.450% 10/01/20	2,630,000	2,513,541
Duke Energy Carolinas LLC
	5.100% 04/15/18	1,000,000	1,098,389
	5.250% 01/15/18	1,485,000	1,641,757
Georgia Power Co.
	4.750% 09/01/40	2,180,000	2,019,661
	5.700% 06/01/17	1,185,000	1,338,255
Nevada Power Co.
	5.375% 09/15/40	2,620,000	2,521,362
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	815,000	865,434
Nisource Finance Corp.
	5.250% 09/15/17	685,000	719,584
Oncor Electric Delivery Co., LLC
	5.950% 09/01/13	750,000	830,439
Peco Energy Co.
	5.350% 03/01/18	2,175,000	2,412,686
Southern California Edison Co.
	4.500% 09/01/40	960,000	865,464

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.
	4.700% 05/15/20	580,000	597,109
Electric Total			25,157,209
Gas — 0.4%
Atmos Energy Corp.
	6.350% 06/15/17	500,000	551,145
	8.500% 03/15/19	800,000	1,001,405
Nakilat, Inc.
	6.067% 12/31/33 (a)	1,030,000	1,081,500
Sempra Energy
	6.500% 06/01/16	415,000	481,778
Gas Total			3,115,828
UTILITIES TOTAL			28,273,037

	Total Corporate Fixed-Income Bonds & Notes (cost of $213,689,605)		223,389,354

Mortgage-Backed Securities — 28.2%
Federal Home Loan Mortgage Corporation
	4.000% 12/01/40	15,000,000	14,906,476
	5.000% 03/01/21	47,427	50,339
	5.409% 05/01/39 (01/01/11) (b)(c)	3,644,554	3,867,294
	5.500% 06/01/40	6,463,031	6,891,467
	5.591% 08/01/37 (01/01/11) (b)(c)	1,647,874	1,747,943
	5.617% 06/01/37 (01/01/11) (b)(c)	1,331,107	1,411,785
	5.719% 06/01/36 (01/01/11) (b)(c)	1,948,253	2,081,081
	6.000% 02/01/39	1,450,931	1,573,251
	7.000% 12/01/35	832,857	943,690
Federal National Mortgage Association
	4.000% 12/01/40	8,445,000	8,409,500
	4.500% 04/01/40	1,933,531	1,995,582
	4.500% 05/01/40	4,634,680	4,794,550
	4.500% 06/01/40	6,332,301	6,525,621
	4.500% 07/01/40	5,915,360	6,095,951
	4.760% 09/01/19	1,561,623	1,648,835
	4.770% 06/01/19	1,608,331	1,703,763
	5.000% 07/01/40	23,518,202	24,918,158
	5.500% 06/01/35	366,864	394,525
	5.500% 08/01/37	8,296,070	8,929,357
	5.500% 01/01/40	4,204,488	4,500,477
	5.500% 08/01/40	2,126,624	2,276,335
	6.000% 05/01/37	4,193,188	4,562,882
	6.000% 05/01/38	5,983,148	6,510,655

9

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 07/01/38	16,056,144	17,471,739
	6.000% 08/01/38	10,777,661	11,724,508
	6.000% 12/01/38	3,351,540	3,655,409
	6.500% 02/01/13	37,639	41,021
	7.500% 10/01/29	44,017	50,479
	TBA:
	3.500% 01/01/41 (e)	5,750,000	5,491,250
	4.000% 01/01/41 (e)	9,950,000	9,897,146
	5.500% 01/01/41 (e)	27,250,000	29,153,249
Government National Mortgage Association
	3.375% 04/20/28 (01/01/11) (b)(c)	8,722	8,995
	3.375% 06/20/28 (01/01/11) (b)(c)	69,783	71,974
	4.500% 06/15/39	7,919,494	8,235,396
	6.000% 03/20/28	154,162	169,894
	6.500% 05/15/23	1,331	1,508
	6.500% 05/15/28	80,656	91,571
	6.500% 06/15/28	37,328	42,380
	6.500% 12/15/31	65,414	74,267
	6.500% 04/15/32	21,504	24,414
	7.000% 05/15/29	101,876	116,773
	7.500% 03/15/28	42,791	49,430
	8.000% 10/15/17	80,669	90,578
	8.000% 01/15/30	164,053	194,276
	8.500% 06/15/17	161,494	183,969
	8.500% 11/15/17	68,551	77,010
	8.500% 12/15/17	328,076	368,560
	9.000% 12/15/17	289,701	325,968
	9.000% 06/15/30	26,844	32,156
	9.500% 11/15/17	276,980	315,553

	Total Mortgage-Backed Securities (cost of $204,115,587)		204,698,990

Government & Agency Obligations — 20.0%
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
European Investment Bank
	3.000% 04/08/14	5,250,000	5,502,005
Pemex Project Funding Master Trust
	5.750% 03/01/18	1,000,000	1,069,187
Province of Quebec
	4.625% 05/14/18	2,500,000	2,704,563

10

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Italy
	5.375% 06/12/17	660,000	677,104
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			9,952,859
U.S. GOVERNMENT AGENCIES — 1.4%
Resolution Funding Corp., STRIPS
	(f) 10/15/20	3,780,000	2,603,909
	(f) 01/15/21	7,010,000	4,761,094
	(f) 01/15/30	8,000,000	3,306,920
U.S. GOVERNMENT AGENCIES TOTAL			10,671,923
U.S. GOVERNMENT OBLIGATIONS — 17.2%
U.S. Treasury Bills
	(f) 08/25/11	1,245,000	1,243,421
	(f) 01/27/11	43,000,000	42,997,050
U.S. Treasury Bonds
	3.875% 08/15/40	6,752,000	6,219,227
	4.250% 11/15/40	3,400,000	3,344,750
	4.375% 11/15/39	1,394,000	1,401,405
	4.500% 05/15/38	1,435,000	1,478,498
	6.125% 11/15/27	2,700,000	3,391,875
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/27	4,224,089	4,694,348
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18 (g)	7,605,103	8,138,053
U.S. Treasury Notes
	0.875% 01/31/12	1,720,000	1,729,608
	1.375% 11/30/15	515,000	500,475
	1.875% 09/30/17	3,400,000	3,237,704
	2.500% 06/30/17	6,205,000	6,181,731
	2.625% 08/15/20	12,605,000	11,950,132
	2.625% 11/15/20	735,000	693,312
U.S. Treasury STRIPS
	(f) 08/15/20	28,500,000	20,296,874
	(f) 02/15/22	11,000,000	7,169,437
U.S. GOVERNMENT OBLIGATIONS TOTAL			124,667,900

	Total Government & Agency Obligations (cost of $145,888,763)		145,292,682

Commercial Mortgage-Backed Securities — 18.2%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	895,000	940,963
	4.830% 08/15/38	925,000	964,633
	5.200% 01/12/41 (01/01/11) (b)(c)	3,370,000	3,604,582

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.201% 12/11/38	885,000	934,806
	5.471% 01/12/45 (01/01/11) (b)(c)	2,985,000	3,185,849
	5.537% 10/12/41	4,625,000	4,979,385
	5.700% 06/13/50	4,365,000	4,548,056
	5.717% 06/11/40 (01/01/11) (b)(c)	3,000,000	3,200,893
	5.742% 09/11/42 (01/01/11) (b)(c)	2,500,000	2,706,369
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,500,000	3,687,864
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.322% 12/11/49	5,250,000	5,441,730
	5.886% 11/15/44 (01/01/11) (b)(c)	1,165,000	1,243,173
Commercial Mortgage Pass Through Certificates
	5.310% 07/10/37 (01/01/11) (b)(c)	3,385,000	3,627,204
Credit Suisse Mortgage Capital Certificates
	5.826% 06/15/38 (01/01/11) (b)(c)	2,735,000	2,956,691
GE Capital Commercial Mortgage Corp.
	6.734% 01/15/33 (b)	5,700,974	5,692,832
GMAC Commercial Mortgage Securities, Inc.
	5.471% 05/10/40 (01/01/11) (b)(c)	1,060,000	1,141,105
Greenwich Capital Commercial Funding Corp.
	4.799% 08/10/42 (01/01/11) (b)(c)	3,055,000	3,224,926
	5.444% 03/10/39	4,560,000	4,804,317
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.879% 01/12/38 (01/01/11) (b)(c)	1,177,000	1,246,989
	5.203% 12/15/44 (01/01/11) (b)(c)	3,125,000	3,364,262
	5.440% 06/12/47	3,000,000	3,143,790
	5.552% 05/12/45	3,200,000	3,418,858
LB-UBS Commercial Mortgage Trust
	5.020% 08/15/29 (01/11/11) (b)(c)	3,135,000	3,331,740
	5.430% 02/15/40	4,580,000	4,722,887
	5.866% 09/15/45 (01/11/11) (b)(c)	3,125,000	3,288,203
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (01/01/11) (b)(c)	2,500,000	2,639,717
Morgan Stanley Capital I
	4.660% 09/13/45	1,874,000	1,979,692
	4.970% 12/15/41	4,315,000	4,597,891
	5.150% 06/13/41	4,795,000	5,098,881
	5.648% 06/11/42 (01/01/11) (b)(c)	1,000,000	1,085,956

12

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,302,004
	4.920% 03/12/35	2,423,000	2,556,119
	5.080% 09/15/37	1,705,000	1,784,869
	5.980% 01/15/39	1,373,148	1,435,621
	7.500% 10/15/33 (b)	1,463,720	1,462,232
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	2,462,589	2,475,155
	5.001% 07/15/41	2,496,750	2,517,468
	5.012% 12/15/35 (b)	3,625,000	3,876,134
	5.037% 03/15/42	1,698,152	1,774,586
	5.204% 10/15/44 (01/01/11) (b)(c)	3,990,000	4,312,337
	5.230% 07/15/41 (01/01/11) (b)(c)	3,905,000	3,991,336
	5.270% 12/15/44 (01/01/11) (b)(c)	2,495,000	2,674,611
	5.320% 12/15/44 (01/01/11) (b)(c)	510,000	522,638
	5.609% 03/15/45 (01/01/11) (b)(c)	1,905,000	2,010,424
	5.997% 06/15/45	920,000	993,326
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (a)	3,535,000	3,495,213

	Total Commercial Mortgage-Backed Securities (cost of $128,320,156)		131,988,317

Asset-Backed Securities — 4.6%
Ally Auto Receivables Trust
	1.450% 05/15/14	700,000	704,327
BMW Vehicle Lease Trust
	0.820% 04/15/13	1,770,000	1,767,850
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,862,285
	5.210% 03/17/14	1,535,254	1,569,581
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	1,580,000	1,647,868
Chrysler Financial Lease Trust
	1.780% 06/15/11 (a)	585,154	585,897
Citibank Credit Card Issuance Trust
	2.250% 12/23/14	2,860,000	2,923,662
	6.300% 06/20/14	130,000	137,517
	6.950% 02/18/14	455,000	479,122
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (a)	725,147	727,407

13

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
CNH Equipment Trust
	1.170% 05/15/15	1,607,000	1,604,494
Daimler Chrysler Auto Trust
	4.480% 08/08/14	920	943
Discover Card Master Trust
	0.642% 06/15/15 (03/15/11) (b)(c)	690,000	688,966
	0.910% 09/15/15 (01/15/11) (b)(c)	3,225,000	3,241,455
	1.560% 12/15/14 (01/15/11) (b)(c)	1,335,000	1,352,664
	1.560% 02/17/15 (01/15/11) (b)(c)	1,020,000	1,035,287
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (a)	1,090,000	1,088,351
Ford Credit Auto Owner Trust
	1.320% 06/15/14	1,500,000	1,510,766
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	1,056,343
	7.160% 05/20/16 (a)	1,000,000	1,075,371
Harley-Davidson Motorcycle Trust
	5.230% 03/15/14	1,500,000	1,571,458
Nissan Auto Lease Trust
	1.120% 12/15/13	1,470,000	1,467,534
Volkswagen Auto Lease Trust
	0.770% 01/22/13	1,600,000	1,600,530
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	987,280	1,009,827

	Total Asset-Backed Securities (cost of $33,315,145)		33,709,505

Municipal Bonds — 1.1%
CALIFORNIA — 0.5%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	880,000	829,805
CA State
	Series 2010,
	3.950% 11/01/15	1,865,000	1,859,722
	Series 2009,
	7.550% 04/01/39	955,000	993,783
CALIFORNIA TOTAL			3,683,310

14

	Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — 0.0%
IL Chicago
Series 2010 B,
6.742% 11/01/40	270,000	266,279
ILLINOIS TOTAL		266,279
KENTUCKY — 0.2%
KY Asset Liability Commission
Series 2010,
3.165% 04/01/18	1,455,000	1,419,323
KENTUCKY TOTAL		1,419,323
MASSACHUSETTS — 0.4%
MA State
Series 2010:
5.631% 06/01/30	1,020,000	1,059,321
5.731% 06/01/40	1,395,000	1,484,015
MASSACHUSETTS TOTAL		2,543,336

Total Municipal Bonds (cost of $7,927,306)		7,912,248

Collateralized Mortgage Obligation — 0.1%
AGENCY — 0.1%
Federal Home Loan Mortgage Corporation
6.500% 07/15/31	896,734	1,029,843
AGENCY TOTAL		1,029,843

Total Collateralized Mortgage Obligation (cost of $929,673)		1,029,843

Short-Term Obligation — 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $16,069,625 (repurchase proceeds $15,753,210)	15,753,000	15,753,000

Total Short-Term Obligation (cost of $15,753,000)		15,753,000

Total Investments — 105.2% (cost of $749,939,235)(h)(i)		763,773,939

Other Assets & Liabilities, Net — (5.2)%		(38,051,731)

Net Assets — 100.0%		725,722,208

15

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and Mortgage-backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data.  These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

16

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$223,389,354	$—	$223,389,354
Total Mortgage-Backed Securities	44,541,645	160,157,345	—	204,698,990
Government & Agency Obligations
Foreign Government Obligations	—	9,952,859	—	9,952,859
U.S. Government Agencies	—	10,671,923	—	10,671,923
U.S. Government Obligations	52,267,806	72,400,094	—	124,667,900
Total Government & Agency Obligations	52,267,806	93,024,876	—	145,292,682
Total Commercial Mortgage-Backed Securities	—	131,988,317	—	131,988,317
Total Asset-Backed Securities	—	33,709,505	—	33,709,505
Total Municipal Bonds	—	7,912,248	—	7,912,248
Total Collateralized Mortgage Obligation	—	1,029,843	—	1,029,843
Total Short-Term Obligation	—	15,753,000	—	15,753,000
Total Investments	96,809,451	666,964,488	—	763,773,939
Unrealized Appreciation on Futures Contracts	1,810,555	—	—	1,810,555
Value of Credit Default Swap Contracts - Appreciation	—	77,174	—	77,174
Value of Credit Default Swap Contracts — Depreciation	—	(271,698)	—	(271,698)
Total	$98,620,006	$666,769,964	$—	$765,389,970

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $38,316,582, which represents 5.3% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)

The issuer has filed for bankruptcy protection under Chapter 11and is in default of certain debt covenants. Income is not being accrued. At December 31, 2010, the value of this security amounted to $368,275 which  represents less than 0.1% of net assets.

(e)	Security purchased on a delayed delivery basis.
(f)	Zero coupon bond.

17

(g)	A portion of this security with a market value of $1,177,086 is pledged as collateral for open futures contracts.
(h)	Cost for federal income tax purposes is $749,939,235.
(i)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$23,060,203	$(9,225,499)	$13,834,704

At December 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$4,500,000	$188,990	$77,174
Barclays Capital	The Home Depot, Inc.
	5.875% 12/16/36	Buy	1.000%	12/20/15	3,100,000	(52,329)	(25,724)
Barclays Capital	Macy’s, Inc.
	7.450% 07/15/17	Buy	1.000%	12/20/15	4,400,000	164,027	(87,791)
Barclays Capital	Toll Brothers, Inc.
	5.150% 05/15/15	Buy	1.000%	12/20/15	5,105,000	275,102	(103,406)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	2,200,000	103,715	(52,346)
Morgan Stanley	The Home Depot, Inc.
	5.875% 12/16/36	Buy	1.000%	12/20/15	975,000	(22,247)	(2,431)
							$(194,524)

At December 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
5 Year U.S. Treasury Notes	250	$29,429,688	$29,665,789	Mar-2011	$236,101
10 Year U.S. Treasury Notes	353	42,514,437	43,925,290	Mar-2011	1,410,853
Ultra Long Term U.S. Treasury Bond	70	8,896,562	9,060,163	Mar-2011	163,601
					$1,810,555

Acronym	Name

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

18

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Emerging Markets Fund

	Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY — 13.6%
Auto Components — 2.6%
Hankook Tire Co. Ltd.	96,820	2,706,221
Hyundai Mobis	28,527	7,141,705
Nokian Renkaat Oyj	64,013	2,349,713
Auto Components Total		12,197,639
Automobiles — 1.3%
Hyundai Motor Co.	19,835	3,029,715
PT Astra International Tbk	493,000	2,981,955
Automobiles Total		6,011,670
Distributors — 1.1%
Imperial Holdings Ltd.	82,588	1,598,227
Li & Fung Ltd.	566,000	3,309,579
Distributors Total		4,907,806
Hotels, Restaurants & Leisure — 0.5%
Ctrip.com International Ltd., ADR (a)	53,052	2,145,953
Hotels, Restaurants & Leisure Total		2,145,953
Household Durables — 1.6%
LG Electronics, Inc.	24,653	2,589,017
MRV Engenharia e Participacoes SA	271,300	2,552,372
Woongjin Coway Co., Ltd.	69,390	2,462,202
Household Durables Total		7,603,591
Leisure Equipment & Products — 0.5%
Giant Manufacturing Co., Ltd.	603,800	2,464,363
Leisure Equipment & Products Total		2,464,363
Media — 0.9%
Naspers Ltd., Class N	71,081	4,186,091
Media Total		4,186,091
Multiline Retail — 1.3%
Clicks Group Ltd.	546,081	3,592,736
Golden Eagle Retail Group Ltd.	967,000	2,376,197
Multiline Retail Total		5,968,933
Specialty Retail — 2.1%
Belle International Holdings Ltd.	1,950,000	3,286,461
Home Product Center PCL, Foreign Registered Shares	10,341,350	3,018,872
Mr. Price Group Ltd.	94,400	952,956
PT Ace Hardware Indonesia Tbk	8,251,500	2,702,626
Specialty Retail Total		9,960,915
Textiles, Apparel & Luxury Goods — 1.7%
China Lilang Ltd.	1,680,000	2,593,660

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Titan Industries Ltd.	37,790	3,036,553
Trinity Ltd.	2,220,000	2,342,013
Textiles, Apparel & Luxury Goods Total		7,972,226
CONSUMER DISCRETIONARY TOTAL		63,419,187
CONSUMER STAPLES — 6.3%
Food & Staples Retailing — 3.3%
BIM Birlesik Magazalar AS	58,361	1,984,425
CP ALL PCL	2,455,200	3,196,159
Drogasil SA	279,900	2,276,206
Eurocash SA	312,990	2,749,922
Grupo Comercial Chedraui SA de CV (a)	590,400	1,794,147
Magnit OAO, GDR (b)(c)	68,687	2,012,529
X5 Retail Group NV, GDR (a)(b)(c)	34,380	1,590,075
Food & Staples Retailing Total		15,603,463
Food Products — 0.7%
Charoen Pokphand Foods PCL, Foreign Registered Shares	2,465,800	2,020,410
PT Nippon Indosari Corpindo Tbk (a)	571,000	167,734
Universal Robina Corp.	1,155,400	921,370
Food Products Total		3,109,514
Personal Products — 1.1%
Dabur India Ltd.	1,126,800	2,532,560
Hypermarcas SA (a)	174,900	2,374,401
Personal Products Total		4,906,961
Tobacco — 1.2%
ITC Ltd.	717,749	2,809,037
PT Gudang Garam Tbk	675,000	2,994,659
Tobacco Total		5,803,696
CONSUMER STAPLES TOTAL		29,423,634
ENERGY — 8.5%
Energy Equipment & Services — 0.3%
Eurasia Drilling Co. Ltd., GDR (b)(c)	50,049	1,626,592
Energy Equipment & Services Total		1,626,592
Oil, Gas & Consumable Fuels — 8.2%
Banpu PCL, Foreign Registered Shares	114,750	3,013,146
China Shenhua Energy Co., Ltd., Class H	1,077,000	4,517,059
CNOOC Ltd.	1,869,000	4,458,015
LUKOIL OAO, ADR	147,080	8,415,918

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
OGX Petroleo e Gas Participacoes SA (a)	458,900	5,529,148
PT Tambang Batubara Bukit Asam Tbk	1,053,000	2,680,153
Rosneft Oil Co., GDR	526,301	3,768,315
Straits Asia Resources Ltd.	1,048,000	2,033,366
Yanzhou Coal Mining Co., Ltd., Class H	1,206,000	3,677,208
Oil, Gas & Consumable Fuels Total		38,092,328
ENERGY TOTAL		39,718,920
FINANCIALS — 22.7%
Commercial Banks — 18.1%
Banco Bradesco SA, ADR	141,896	2,879,070
Banco Santander Chile, ADR	21,471	2,006,894
Bangkok Bank PCL, Foreign Registered Shares	813,900	3,966,264
Bank of China Ltd., Class H	8,746,000	4,624,596
China Construction Bank Corp., Class H	4,903,000	4,415,526
CIMB Group Holdings Bhd	2,109,000	5,811,023
HDFC Bank Ltd., ADR	18,490	3,089,864
ICICI Bank Ltd., ADR	108,000	5,469,120
Industrial & Commercial Bank of China, Class H	6,684,000	4,961,749
Itau Unibanco Holding SA, ADR	429,352	10,308,741
Kasikornbank PCL, Foreign Registered Shares	1,352,200	5,623,679
Metropolitan Bank & Trust	1,649,690	2,710,433
PT Bank Central Asia Tbk	2,585,000	1,834,810
PT Bank Rakyat Indonesia Persero Tbk	2,351,000	2,737,449
PT Bank Tabungan Pensiunan Nasional Tbk (a)	491,300	719,704
Punjab National Bank Ltd.	98,570	2,693,894
Sberbank	2,528,106	8,613,325
Security Bank Corp.	1,134,310	2,219,641
Turkiye Garanti Bankasi AS	960,136	4,862,865
Turkiye Halk Bankasi AS	321,570	2,728,346
Union Bank of India	220,259	1,719,119
Commercial Banks Total		83,996,112
Consumer Finance — 0.4%
Shriram Transport Finance Co. Ltd.	109,160	1,916,372
Consumer Finance Total		1,916,372
Diversified Financial Services — 2.1%
AMMB Holdings Bhd	1,634,000	3,723,590

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
BM&F BOVESPA SA	504,400	3,990,531
Bolsa Mexicana de Valores SA de CV	1,034,500	2,177,895
Diversified Financial Services Total		9,892,016
Insurance — 0.9%
China Life Insurance Co., Ltd., Class H	1,041,000	4,245,536
Insurance Total		4,245,536
Real Estate Management & Development — 1.2%
Ayala Land, Inc.	4,501,500	1,690,747
China Vanke Co., Ltd., Class B	1,335,880	1,649,914
SM Prime Holdings, Inc.	7,632,400	1,981,384
Real Estate Management & Development Total		5,322,045
FINANCIALS TOTAL		105,372,081
HEALTH CARE — 3.9%
Health Care Equipment & Supplies — 0.7%
St. Shine Optical Co., Ltd.	240,000	3,193,799
Health Care Equipment & Supplies Total		3,193,799
Health Care Providers & Services — 1.9%
Amil Participacoes SA	271,300	2,909,891
Fleury SA	183,600	2,947,708
Odontoprev SA	190,600	2,881,484
Health Care Providers & Services Total		8,739,083
Pharmaceuticals — 1.3%
Genomma Lab Internacional SA de CV, Class B (a)	887,400	2,154,190
OJSC Pharmstandard, GDR (a)(b)(c)	51,676	1,472,766
PT Kalbe Farma Tbk	6,661,500	2,401,320
Pharmaceuticals Total		6,028,276
HEALTH CARE TOTAL		17,961,158
INDUSTRIALS — 6.2%
Airlines — 1.4%
Copa Holdings SA, Class A	55,551	3,268,621
Turk Hava Yollari A.O. (a)	872,559	3,051,696
Airlines Total		6,320,317
Electrical Equipment — 1.5%
LS Corp.	21,579	2,050,610
Sun King Power Electronics Group (a)	5,558,000	1,565,976
Zhuzhou CSR Times Electric Co., Ltd., Class H	828,000	3,259,675
Electrical Equipment Total		6,876,261

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.8%
Sany Heavy Equipment International Holdings Co., Ltd.	1,718,000	2,550,654
Thermax Ltd.	51,717	1,017,685
Machinery Total		3,568,339
Road & Rail — 1.6%
Globaltrans Investment PLC, GDR (b)(c)	153,633	2,611,761
Julio Simoes Logistica SA (a)	349,000	2,344,534
Localiza Rent a Car SA	168,200	2,726,239
Road & Rail Total		7,682,534
Trading Companies & Distributors — 0.9%
Barloworld Ltd.	229,744	2,336,675
Mills Estruturas e Servicos de Engenharia SA	160,900	1,996,673
Trading Companies & Distributors Total		4,333,348
INDUSTRIALS TOTAL		28,780,799
INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 1.0%
O-Net Communications Group Ltd. (a)	6,475,000	4,548,361
Communications Equipment Total		4,548,361
Computers & Peripherals — 0.8%
Wistron Corp.	1,754,015	3,573,422
Computers & Peripherals Total		3,573,422
Electronic Equipment, Instruments & Components — 2.4%
Hon Hai Precision Industry Co., Ltd.	2,031,270	8,185,970
WPG Holdings Co., Ltd.	1,628,288	3,144,157
Electronic Equipment, Instruments & Components Total		11,330,127
Internet Software & Services — 2.6%
Baidu, Inc., ADR (a)	48,381	4,670,218
Mail.ru Group Ltd., GDR (a)(b)(c)	36,849	1,326,564
NHN Corp. (a)	16,420	3,276,522
Tencent Holdings Ltd.	124,400	2,736,774
Internet Software & Services Total		12,010,078
IT Services — 1.2%
Infosys Technologies Ltd.	20,955	1,609,807
Infosys Technologies Ltd., ADR	51,805	3,941,324
IT Services Total		5,551,131
Semiconductors & Semiconductor Equipment — 5.7%
MediaTek, Inc.	111,000	1,589,440
Samsung Electronics Co., Ltd.	21,918	18,316,147

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,698,190	4,135,321
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	208,649	2,616,458
Semiconductors & Semiconductor Equipment Total		26,657,366
Software — 0.5%
Kingdee International Software Group Co., Ltd.	4,386,000	2,460,241
Software Total		2,460,241
INFORMATION TECHNOLOGY TOTAL		66,130,726
MATERIALS — 15.5%
Chemicals — 2.5%
Asian Paints Ltd.	59,346	3,828,988
Huabao International Holdings Ltd.	1,939,000	3,193,084
Israel Chemicals Ltd.	112,966	1,937,312
LG Chem Ltd.	7,645	2,632,391
Chemicals Total		11,591,775
Construction Materials — 1.9%
PT Holcim Indonesia Tbk (a)	9,119,000	2,275,956
PT Indocement Tunggal Prakarsa Tbk	2,834,700	5,014,163
Siam Cement PCL, Foreign Registered Shares	116,000	1,311,880
Construction Materials Total		8,601,999
Metals & Mining — 11.1%
Anglo Platinum Ltd. (a)	30,873	3,253,112
AngloGold Ashanti Ltd., ADR	38,870	1,913,570
Cia de Minas Buenaventura SA, ADR	47,810	2,340,778
Eastern Platinum Ltd. (a)	1,037,000	1,846,012
Eurasian Natural Resources Corp. PLC	200,700	3,279,309
Freeport-McMoRan Copper & Gold, Inc.	13,316	1,599,118
Gold Fields Ltd., ADR	140,099	2,539,995
Gujarat NRE Coke Ltd.	993,500	1,450,868
Mechel, ADR	114,546	3,348,180
POSCO	6,719	2,877,546
Southern Copper Corp.	57,599	2,807,375
Sterlite Industries India Ltd.	509,321	2,124,307
Tata Steel Ltd.	301,776	4,593,285

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Vale SA	523,200	17,793,936
Metals & Mining Total		51,767,391
MATERIALS TOTAL		71,961,165
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 1.0%
Chunghwa Telecom Co., Ltd., ADR	182,538	4,612,735
Diversified Telecommunication Services Total		4,612,735
Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, Series L, ADR	37,456	2,147,727
Millicom International Cellular SA	14,922	1,426,543
Mobile TeleSystems OJSC, ADR	209,530	4,372,891
MTN Group Ltd.	148,109	3,022,211
Wireless Telecommunication Services Total		10,969,372
TELECOMMUNICATION SERVICES TOTAL		15,582,107
UTILITIES — 3.1%
Gas Utilities — 1.8%
ENN Energy Holdings Ltd.	1,392,000	4,163,751
PT Perusahaan Gas Negara Tbk	6,659,500	3,268,455
Towngas China Co. Ltd.	1,884,000	904,091
Gas Utilities Total		8,336,297
Independent Power Producers & Energy Traders — 1.0%
Aboitiz Power Corp.	4,146,400	2,941,786
Energy Development Corp.	11,435,900	1,531,730
Independent Power Producers & Energy Traders Total		4,473,516
Water Utilities — 0.3%
Manila Water Co.	3,786,400	1,657,421
Water Utilities Total		1,657,421
UTILITIES TOTAL		14,467,234

Total Common Stocks (cost of $282,477,249)		452,817,011

Preferred Stock — 3.6%
ENERGY — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Petroleo Brasileiro SA	982,800	16,595,657
Oil, Gas & Consumable Fuels Total		16,595,657
ENERGY TOTAL		16,595,657

Total Preferred Stock (cost of $4,722,628)		16,595,657

7

	Shares	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
Metropolitan Bank & Trust	172,615	86,682
Commercial Banks Total		86,682
FINANCIALS TOTAL		86,682

Total Rights (cost of $-)		86,682

Total Investments — 100.9% (cost of $287,199,877)(d)(e)		469,499,350

Other Assets & Liabilities, Net — (0.9)%		(4,303,882)

Net Assets — 100.0%		465,195,468

8

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,145,953	$61,273,234	$—	$63,419,187
Consumer Staples	1,794,147	27,629,487	—	29,423,634
Energy	12,184,233	27,534,687	—	39,718,920
Financials	34,544,909	70,827,172	—	105,372,081
Health Care	2,154,190	15,806,968	—	17,961,158
Industrials	3,268,621	25,512,178	—	28,780,799
Information Technology	11,228,000	54,902,726	—	66,130,726
Materials	16,395,028	55,566,137	—	71,961,165
Telecommunications Services	12,559,896	3,022,211	—	15,582,107
Utilities	—	14,467,234	—	14,467,234
Total Common Stocks	96,274,977	356,542,034	—	452,817,011
Total Preferred Stock	—	16,595,657	—	16,595,657
Total Rights	—	86,682	—	86,682
Total Investments	96,274,977	373,224,373	—	469,499,350
Unrealized Depreciation on Forward Foreign Currency Exchange Contract	—	(100)	—	(100)
Total	$96,274,977	$373,224,273	$—	$469,499,250

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of these securities amounted to $10,640,287, which represents 2.3% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $10,640,287, which represents 2.3% of net assets.

(d)	Cost for federal income tax purposes is $287,199,877.
(e)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$183,947,860	$(1,648,387)	$182,299,473

Forward foreign currency exchange contract outstanding on December 31, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation

State Street Hong Kong	PHP	$197,026	$197,126	01/14/11	$(100)

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PHP	Philippine Pesos

10

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Energy and Natural Resources Fund

	Shares	Value ($)*
Common Stocks — 99.7%
ENERGY — 78.1%
Energy Equipment & Services — 18.3%
Baker Hughes, Inc.	250,000	14,292,500
Cameron International Corp. (a)	135,000	6,848,550
Complete Production Services, Inc. (a)	150,000	4,432,500
Core Laboratories NV	50,000	4,452,500
Dril-Quip, Inc. (a)	75,000	5,829,000
FMC Technologies, Inc. (a)	100,000	8,891,000
Halliburton Co.	425,000	17,352,750
Hercules Offshore, Inc. (a)	241,148	834,372
National-Oilwell Varco, Inc.	250,000	16,812,500
Noble Corp.	100,000	3,577,000
Oil States International, Inc. (a)	95,000	6,088,550
Schlumberger Ltd.	650,000	54,275,000
Tidewater, Inc.	75,000	4,038,000
Vantage Drilling Co. (a)	1,570,450	3,188,014
Energy Equipment & Services Total		150,912,236
Oil, Gas & Consumable Fuels — 59.8%
Anadarko Petroleum Corp.	250,000	19,040,000
Apache Corp.	160,000	19,076,800
Arch Coal, Inc.	200,000	7,012,000
Brigham Exploration Co. (a)	500,000	13,620,000
Cabot Oil & Gas Corp.	100,000	3,785,000
Canadian Natural Resources Ltd.	552,528	24,543,294
Cenovus Energy, Inc.	352,523	11,717,864
Chevron Corp.	550,000	50,187,500
Cimarex Energy Co.	25,000	2,213,250
Cloud Peak Energy, Inc. (a)	280,376	6,513,134
Concho Resources, Inc. (a)	150,000	13,150,500
ConocoPhillips	600,000	40,860,000
Denbury Resources, Inc. (a)	200,000	3,818,000
Devon Energy Corp.	225,000	17,664,750
Exxon Mobil Corp.	650,000	47,528,000
Forest Oil Corp. (a)	125,000	4,746,250
Hess Corp.	150,000	11,481,000
Imperial Oil Ltd.	150,000	6,078,000
MEG Energy Corp. (a)	50,000	2,287,539
Miller Petroleum, Inc. (a)	556,376	2,893,155
Murphy Oil Corp.	115,000	8,573,250
Newfield Exploration Co. (a)	74,000	5,336,140
Noble Energy, Inc.	150,000	12,912,000

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Northern Oil & Gas, Inc. (a)	100,000	2,721,000
Oasis Petroleum, Inc. (a)	175,000	4,746,000
Occidental Petroleum Corp.	550,000	53,955,000
Pacific Rubiales Energy Corp.	185,000	6,279,381
Peabody Energy Corp.	300,000	19,194,000
Pioneer Natural Resources Co.	80,000	6,945,600
QEP Resources, Inc.	170,000	6,172,700
Southwestern Energy Co. (a)	50,000	1,871,500
Suncor Energy, Inc.	878,771	33,648,142
Valero Energy Corp.	200,000	4,624,000
Voyager Oil & Gas, Inc. (a)	400,000	2,160,000
Western Refining, Inc. (a)	454,957	4,813,445
Whiting Petroleum Corp. (a)	100,000	11,719,000
Oil, Gas & Consumable Fuels Total		493,887,194
ENERGY TOTAL		644,799,430
INDUSTRIALS — 0.5%
Transportation Infrastructure — 0.5%
Aegean Marine Petroleum Network, Inc.	400,000	4,172,000
Transportation Infrastructure Total		4,172,000
INDUSTRIALS TOTAL		4,172,000
MATERIALS — 21.1%
Chemicals — 0.6%
LyondellBasell Industries NV, Class A (a)	150,000	5,160,000
Chemicals Total		5,160,000
Construction Materials — 0.4%
Eagle Materials, Inc.	100,000	2,825,000
Construction Materials Total		2,825,000
Metals & Mining — 19.6%
Agnico-Eagle Mines Ltd.	50,000	3,835,000
AngloGold Ashanti Ltd., ADR	75,000	3,692,250
Barrick Gold Corp.	500,000	26,590,000
BHP Billiton Ltd., ADR	100,000	9,292,000
Coeur d’Alene Mines Corp. (a)	75,000	2,049,000
Eldorado Gold Corp.	200,000	3,714,000
Freeport-McMoRan Copper & Gold, Inc.	200,000	24,018,000
Goldcorp, Inc.	400,000	18,392,000
Ivanhoe Mines Ltd. (a)	325,000	7,449,000
Novagold Resources, Inc. (a)	50,000	713,500

2

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
PAN American Silver Corp.	100,000	4,121,000
Rio Tinto PLC, ADR	100,000	7,166,000
Royal Gold, Inc.	50,000	2,731,500
Seabridge Gold, Inc. (a)	150,000	4,602,000
Silver Wheaton Corp. (a)	155,000	6,051,200
Taseko Mines Ltd. (a)	300,000	1,575,000
Teck Resources Ltd., Class B	250,000	15,457,500
Thompson Creek Metals Co., Inc. (a)	175,000	2,576,000
US Energy Corp. Wyoming (a)	100,000	608,000
Vale SA, ADR	150,000	5,185,500
Walter Energy, Inc.	65,000	8,309,600
Yamana Gold, Inc.	300,000	3,840,000
Metals & Mining Total		161,968,050
Paper & Forest Products — 0.5%
International Paper Co.	150,000	4,086,000
Paper & Forest Products Total		4,086,000
MATERIALS TOTAL		174,039,050

Total Common Stocks (cost of $660,577,366)		823,010,480

Rights — 0.0%
MATERIALS — 0.0%
Metals & Mining — 0.0%
Ivanhoe Mines Ltd., Expiring 11/01/26 (a)	250,000	350,000
Metals & Mining Total		350,000
MATERIALS TOTAL		350,000

Total Rights (cost of $—)		350,000

	Par ($)
Short-Term Obligation — 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by U.S. Government Agency obligation maturing 09/21/15, market value $3,064,600 (repurchase proceeds $3,004,040)	3,004,000	3,004,000

Total Short-Term Obligation (cost of $3,004,000)		3,004,000

3

Value ($)
Total Investments — 100.1% (cost of $663,581,366)(b)(c)	826,364,480

Other Assets & Liabilities, Net — (0.1)%	(916,149)

Net Assets — 100.0%	825,448,331

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$823,010,480	$—	$—	$823,010,480
Total Rights	350,000	—	—	350,000
Total Short-Term Obligation	—	3,004,000	—	3,004,000
Total Investments	$823,360,480	$3,004,000	$—	$826,364,480

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $663,581,366.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$163.905,681	$(1,122,567)	$162,783,114

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Corporate Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 85.5%
BASIC MATERIALS — 3.8%
Chemicals — 1.8%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (a)	23,000	23,748
CF Industries, Inc.
	6.875% 05/01/18	435,000	465,450
Dow Chemical Co.
	4.250% 11/15/20	2,185,000	2,093,007
	5.900% 02/15/15	1,800,000	1,992,949
	8.550% 05/15/19	480,000	601,559
	9.400% 05/15/39	220,000	319,315
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	780,000	833,625
	9.000% 11/15/20 (a)	110,000	116,325
INEOS Finance PLC
	9.000% 05/15/15 (a)	300,000	319,125
INVISTA
	9.250% 05/01/12 (a)	108,000	109,890
Lubrizol Corp.
	8.875% 02/01/19	715,000	899,796
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	499,000	552,019
MacDermid, Inc.
	9.500% 04/15/17 (a)	270,000	284,850
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (a)	180,000	189,900
Nalco Co.
	6.625% 01/15/19 (a)	385,000	393,662
NOVA Chemicals Corp.
	8.375% 11/01/16	160,000	170,400
	8.625% 11/01/19	160,000	174,800
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)	205,000	210,125
Chemicals Total			9,750,545
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	370,000	385,725
Georgia-Pacific LLC
	5.400% 11/01/20 (a)	264,000	261,011
Forest Products & Paper Total			646,736

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.2%
ArcelorMittal
	7.000% 10/15/39	5,018,000	5,207,595
Nucor Corp.
	5.000% 06/01/13	1,110,000	1,198,452
United States Steel Corp.
	7.000% 02/01/18	324,000	328,860
	7.375% 04/01/20	78,000	79,950
Iron/Steel Total			6,814,857
Metals & Mining — 0.7%
FMG Resources (August 2006) Pty Ltd.
	6.375% 02/01/16 (a)	190,000	190,000
	7.000% 11/01/15 (a)	373,000	382,325
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	180,000	199,125
Novelis, Inc.
	8.375% 12/15/17 (a)	280,000	289,800
	8.750% 12/15/20 (a)	275,000	285,313
Vale Overseas Ltd.
	6.875% 11/21/36	2,540,000	2,793,954
Metals & Mining Total			4,140,517
BASIC MATERIALS TOTAL			21,352,655
COMMUNICATIONS — 9.0%
Advertising — 0.2%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	100,000	107,875
	10.000% 07/15/17	380,000	444,600
inVentiv Health, Inc.
	10.000% 08/15/18 (a)	345,000	345,862
Visant Corp.
	7.000% 09/22/16 (01/24/11) (b)(c)(d)	160,000	161,667
	10.000% 10/01/17 (a)	118,000	125,375
Advertising Total			1,185,379
Media — 3.6%
Belo Corp.
	8.000% 11/15/16	360,000	387,900
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (a)	10,000	10,300
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	480,362	572,832

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
	8.125% 04/30/20	500,000	526,250
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	345,000	360,525
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	695,000	761,025
CMP Susquehanna Corp.
	3.430% 05/15/14 (02/08/11) (a)(c)(d)(e)	30,000	17,700
Comcast Corp.
	6.950% 08/15/37	2,540,000	2,872,913
DirecTV Holdings LLC
	6.375% 06/15/15	1,070,000	1,106,112
DISH DBS Corp.
	7.875% 09/01/19	450,000	470,250
Entravision Communications Corp.
	8.750% 08/01/17 (a)	445,000	469,475
Gray Television, Inc.
	10.500% 06/29/15	343,000	345,573
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	155,000	165,075
NBC Universal, Inc.
	5.950% 04/01/41 (a)	1,895,000	1,894,807
News America, Inc.
	6.400% 12/15/35	1,705,000	1,831,857
	6.550% 03/15/33	500,000	531,560
Salem Communications Corp.
	9.625% 12/15/16	401,000	425,060
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	507,000	548,827
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	260,000	281,450
	9.750% 09/01/15 (a)	565,000	634,212
Time Warner Cable, Inc.
	5.850% 05/01/17	1,070,000	1,193,904
	5.875% 11/15/40	3,480,000	3,442,973
Univision Communications, Inc.
	7.875% 11/01/20 (a)	355,000	372,750
	8.500% 05/15/21 (a)	375,000	379,688
	PIK,
	9.750% 03/15/15 (a)	41,433	44,748

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
XM Satellite Radio, Inc.
	7.625% 11/01/18 (a)	389,000	401,642
Media Total			20,049,408
Telecommunication Services — 5.2%
AT&T, Inc.
	5.625% 06/15/16	1,575,000	1,766,007
	6.550% 02/15/39	1,855,000	2,019,082
British Telecommunications PLC
	5.950% 01/15/18	4,235,000	4,635,292
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	2,390,000	2,635,467
Cincinnati Bell, Inc.
	8.250% 10/15/17	405,000	400,950
	8.375% 10/15/20	124,000	119,040
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	515,000	555,300
	12.000% 12/01/17 (a)	90,000	93,150
Crown Castle International Corp.
	9.000% 01/15/15	310,000	341,775
Frontier Communications Corp.
	7.875% 01/15/27	649,000	623,040
	8.500% 04/15/20	250,000	273,125
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (a)	400,000	404,000
ITC Deltacom, Inc.
	10.500% 04/01/16	217,000	235,987
Level 3 Financing, Inc.
	8.750% 02/15/17	460,000	423,200
	9.250% 11/01/14	275,000	272,937
MetroPCS Wireless, Inc.
	6.625% 11/15/20	205,000	195,263
	7.875% 09/01/18	365,000	378,687
Nextel Communications, Inc.
	7.375% 08/01/15	502,000	502,627
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	589,000	609,615
	11.500% 05/01/16	225,000	259,875
NII Capital Corp.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	10.000% 08/15/16	210,000	232,575
PAETEC Holding Corp.
	8.875% 06/30/17	435,000	464,362
	9.500% 07/15/15	24,000	24,840
	9.875% 12/01/18 (a)	205,000	210,638
Quebecor Media, Inc.
	7.750% 03/15/16	615,000	634,988
Qwest Corp.
	7.500% 06/15/23	400,000	397,000
SBA Telecommunications, Inc.
	8.250% 08/15/19	205,000	223,963
Sprint Capital Corp.
	6.875% 11/15/28	285,000	249,375
	6.900% 05/01/19	55,000	54,313
Sprint Nextel Corp.
	8.375% 08/15/17	438,000	469,755
Telefonica Emisiones SAU
	5.134% 04/27/20	3,600,000	3,465,868
	6.221% 07/03/17	730,000	785,061
	6.421% 06/20/16	1,855,000	2,027,500
Virgin Media Finance PLC
	9.500% 08/15/16	540,000	610,200
West Corp.
	7.875% 01/15/19 (a)	250,000	254,375
	11.000% 10/15/16	270,000	292,950
Wind Acquisition Finance SA
	7.250% 02/15/18 (a)	220,000	223,850
	11.750% 07/15/17 (a)(e)(f)(g)	592,000	—
	11.750% 07/15/17 (a)	592,000	667,480
Windstream Corp.
	7.750% 10/15/20	700,000	721,000
	8.125% 09/01/18	290,000	304,500
Telecommunication Services Total			29,059,012
COMMUNICATIONS TOTAL			50,293,799
CONSUMER CYCLICAL — 4.5%
Airlines — 0.5%
Continental Airlines, Inc.
	7.461% 04/01/15	2,637,844	2,743,358
Airlines Total			2,743,358

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	19,000	20,853
Auto Manufacturers Total			20,853
Auto Parts & Equipment — 0.1%
Accuride Corp.
	9.500% 08/01/18 (a)	70,000	75,775
Lear Corp.
	7.875% 03/15/18	230,000	246,100
	8.125% 03/15/20	40,000	43,500
Tenneco Automotive, Inc.
	7.750% 08/15/18 (a)	47,000	49,820
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	305,000	326,350
Auto Parts & Equipment Total			741,545
Distribution/Wholesale — 0.1%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	241,000	227,745
Distribution/Wholesale Total			227,745
Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
	9.750% 12/01/20 (a)	230,000	239,200
AMC Entertainment, Inc.
	8.750% 06/01/19	350,000	373,625
Boyd Gaming Corp.
	9.125% 12/01/18 (a)	491,000	484,863
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (a)	105,000	113,006
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	210,000	228,900
	8.750% 05/15/20	325,000	336,375
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	875,000	603,750
Six Flags, Inc.
	9.625% 06/01/14 (a)(e)(f)(g)	259,000	—
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	198,000	186,615
Entertainment Total			2,566,334
Home Builders — 0.1%
Beazer Homes USA, Inc.
	9.125% 06/15/18	310,000	300,700

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	290,000	297,250
Home Builders Total			597,950
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	145,000	154,062
Home Furnishings Total			154,062
Housewares — 0.1%
Libbey Glass, Inc.
	10.000% 02/15/15 (a)	500,000	537,500
Housewares Total			537,500
Lodging — 0.6%
Harrah’s Operating Co., Inc.
	11.250% 06/01/17	385,000	433,125
MGM Resorts International
	9.000% 03/15/20 (a)	500,000	550,000
	11.375% 03/01/18	445,000	482,825
Penn National Gaming, Inc.
	8.750% 08/15/19	500,000	551,250
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	240,000	250,200
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	65,000	63,798
	7.804% 10/01/20 (a)	505,000	492,122
Seneca Gaming Corp.
	8.250% 12/01/18 (a)	175,000	175,437
Wyndham Worldwide Corp.
	6.000% 12/01/16	100,000	104,644
Lodging Total			3,103,401
Office Furnishings — 0.0%
Interface, Inc.
	7.625% 12/01/18 (a)	56,000	57,820
Office Furnishings Total			57,820
Retail — 2.5%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	1,621,235	1,591,825
	6.036% 12/10/28	1,927,814	1,977,147
	8.353% 07/10/31 (a)	5,382,012	6,410,622
Giraffe Acquisition Corp.
	9.125% 12/01/18 (a)	305,000	317,962

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Ltd. Brands, Inc.
	7.000% 05/01/20	500,000	527,500
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	645,000	665,962
McDonald’s Corp.
	5.700% 02/01/39	1,265,000	1,377,565
Michaels Stores, Inc.
	7.750% 11/01/18 (a)	230,000	229,425
	11.375% 11/01/16	65,000	70,850
NBTY, Inc.
	9.000% 10/01/18 (a)	30,000	32,025
QVC, Inc.
	7.125% 04/15/17 (a)	55,000	57,613
	7.375% 10/15/20 (a)	50,000	52,375
	7.500% 10/01/19 (a)	100,000	105,250
Rite Aid Corp.
	10.250% 10/15/19	100,000	103,875
Toys R US, Inc.
	7.375% 10/15/18	420,000	411,600
Retail Total			13,931,596
Storage/Warehousing — 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (a)	164,000	175,480
Storage/Warehousing Total			175,480
CONSUMER CYCLICAL TOTAL			24,857,644
CONSUMER NON-CYCLICAL — 7.9%
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	3,505,000	4,008,300
	7.750% 01/15/19 (a)	460,000	572,400
	8.000% 11/15/39 (a)	1,860,000	2,485,053
Cott Beverages, Inc.
	8.125% 09/01/18	101,000	108,828
	8.375% 11/15/17	105,000	113,400
PepsiCo, Inc.
	4.500% 01/15/20	1,175,000	1,232,678
Beverages Total			8,520,659

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (a)	300,000	303,000
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (a)	20,000	20,250
Cardtronics, Inc.
	8.250% 09/01/18	225,000	239,625
Garda World Security Corp.
	9.750% 03/15/17 (a)	100,000	107,250
Hertz Corp.
	7.375% 01/15/21 (a)	301,000	304,010
	7.500% 10/15/18 (a)	220,000	228,250
Interactive Data Corp.
	10.250% 08/01/18 (a)	355,000	388,725
Iron Mountain, Inc.
	8.000% 06/15/20	100,000	105,000
President & Fellows of Harvard College
	4.875% 10/15/40	1,490,000	1,416,945
	6.500% 01/15/39 (a)	490,000	579,356
Rental Service Corp.
	9.500% 12/01/14	425,000	446,250
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	100,000	114,000
United Rentals North America, Inc.
	8.375% 09/15/20	425,000	432,438
	9.250% 12/15/19	528,000	587,400
	10.875% 06/15/16	157,000	179,373
Commercial Services Total			5,451,872
Food — 2.2%
ConAgra Foods, Inc.
	7.000% 10/01/28	2,160,000	2,421,403
Kraft Foods, Inc.
	6.500% 02/09/40	6,960,000	7,799,578
Kroger Co.
	8.000% 09/15/29	1,371,000	1,723,188
Michael Foods, Inc.
	9.750% 07/15/18 (a)	155,000	169,338
Pinnacle Foods Finance LLC/Pinnacle Foods Finace Corp.
	8.250% 09/01/17	15,000	15,338

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	9.250% 04/01/15	350,000	364,437
U.S. Foodservice
	PIK,
	10.250% 06/30/15 (a)	24,000	24,600
Food Total			12,517,882
Healthcare Products — 0.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	870,000	950,475
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18	162,000	161,595
Healthcare Products Total			1,112,070
Healthcare Services — 1.3%
American Renal Holdings
	8.375% 05/15/18 (a)	55,000	56,375
Apria Healthcare Group, Inc.
	11.250% 11/01/14	500,000	546,250
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	40,000	42,400
HCA Holdings, Inc.
	7.750% 05/15/21 (a)	80,000	80,000
HCA, Inc.
	7.250% 09/15/20	1,062,000	1,109,790
	7.875% 02/15/20	326,000	348,820
Healthsouth Corp.
	8.125% 02/15/20	177,000	190,275
	10.750% 06/15/16	270,000	290,925
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (a)	90,000	89,325
Multiplan, Inc.
	9.875% 09/01/18 (a)	214,000	227,375
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	134,000	133,665
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	1,275,000	1,482,620
Tenet Healthcare Corp.
	8.875% 07/01/19	420,000	474,600
U.S. Oncology Holdings, Inc.
	PIK,
	6.737% 03/15/12 (03/15/11) (c)(d)	215,000	216,613

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	200,000	205,000
	8.000% 02/01/18 (a)	165,000	168,300
WellPoint, Inc.
	7.000% 02/15/19	1,290,000	1,518,505
Healthcare Services Total			7,180,838
Household Products/Wares — 0.3%
Central Garden & Pet Co.
	8.250% 03/01/18	100,000	101,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.125% 04/15/19 (a)	331,000	336,792
	7.750% 10/15/16 (a)	243,000	256,973
	9.000% 04/15/19 (a)	200,000	207,250
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	419,000	460,376
Household Products/Wares Total			1,362,641
Pharmaceuticals — 1.4%
ConvaTec Healthcare E SA
	10.500% 12/15/18 (a)	400,000	405,500
Mylan, Inc.
	6.000% 11/15/18 (a)	200,000	196,500
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,755,000	4,153,158
Omnicare, Inc.
	6.875% 12/15/15	25,000	25,437
Patheon, Inc.
	8.625% 04/15/17 (a)	225,000	224,437
Valeant Pharmaceuticals International
	6.750% 10/01/17 (a)	95,000	94,525
	7.000% 10/01/20 (a)	270,000	266,625
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (a)	296,000	298,960
Wyeth
	6.500% 02/01/34	1,810,000	2,115,856
Pharmaceuticals Total			7,780,998
CONSUMER NON-CYCLICAL TOTAL			43,926,960

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — 12.0%
Coal — 0.2%
Arch Coal, Inc.
	7.250% 10/01/20	525,000	553,875
Consol Energy, Inc.
	8.000% 04/01/17 (a)	215,000	228,975
	8.250% 04/01/20 (a)	435,000	469,800
Coal Total			1,252,650
Oil & Gas — 7.4%
Anadarko Petroleum Corp.
	6.200% 03/15/40	6,805,000	6,642,919
Berry Petroleum Co.
	6.750% 11/01/20	70,000	70,350
	8.250% 11/01/16	30,000	31,275
	10.250% 06/01/14	55,000	63,112
Brigham Exploration Co.
	8.750% 10/01/18 (a)	175,000	189,000
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,580,000	1,745,789
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	377,000	388,310
Chaparral Energy, Inc.
	8.500% 12/01/15	80,000	81,400
Chesapeake Energy Corp.
	6.625% 08/15/20	555,000	546,675
Comstock Resources, Inc.
	8.375% 10/15/17	33,000	33,083
Concho Resources, Inc.
	7.000% 01/15/21	183,000	187,575
	8.625% 10/01/17	500,000	545,000
Continental Resources, Inc.
	7.125% 04/01/21 (a)	166,000	174,300
Denbury Resources, Inc.
	8.250% 02/15/20	500,000	542,500
Devon Energy Corp.
	6.300% 01/15/19	735,000	864,958
EXCO Resources, Inc.
	7.500% 09/15/18	380,000	372,400
Gazprom International SA
	7.201% 02/01/20 (a)	1,623,168	1,724,616
Hess Corp.
	7.300% 08/15/31	2,350,000	2,818,388

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.625% 04/15/21 (a)	278,000	287,035
	7.750% 11/01/15 (a)	320,000	330,400
Marathon Oil Corp.
	7.500% 02/15/19	155,000	192,500
Nexen, Inc.
	5.875% 03/10/35	1,875,000	1,743,444
	7.500% 07/30/39	1,015,000	1,103,807
PetroHawk Energy Corp.
	7.250% 08/15/18	170,000	171,700
	7.875% 06/01/15	320,000	333,200
Precision Drilling Corp.
	6.625% 11/15/20 (a)	60,000	61,050
Qatar Petroleum
	5.579% 05/30/11 (a)	116,760	118,978
QEP Resources, Inc.
	6.875% 03/01/21	255,000	267,750
Quicksilver Resources, Inc.
	7.125% 04/01/16	188,000	180,010
	8.250% 08/01/15	105,000	108,937
	9.125% 08/15/19	221,000	242,547
Range Resources Corp.
	6.750% 08/01/20	220,000	226,875
	7.500% 05/15/16	205,000	212,687
	8.000% 05/15/19	105,000	114,319
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	571,008	613,834
	5.838% 09/30/27 (a)	1,200,000	1,240,104
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	200,000	204,750
Shell International Finance BV
	5.500% 03/25/40	3,440,000	3,685,320
Southwestern Energy Co.
	7.500% 02/01/18	2,280,000	2,570,700
Talisman Energy, Inc.
	5.850% 02/01/37	4,195,000	4,222,238
	7.750% 06/01/19	5,001,000	6,173,995
Oil & Gas Total			41,427,830

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 0.8%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	30,000	30,375
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	37,000	35,335
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (a)	175,000	177,625
Smith International, Inc.
	9.750% 03/15/19	1,340,000	1,850,825
Trinidad Drilling Ltd.
	7.875% 01/15/19 (a)	162,000	163,620
Weatherford International Ltd.
	5.125% 09/15/20	555,000	552,243
	7.000% 03/15/38	1,520,000	1,630,439
Oil & Gas Services Total			4,440,462
Pipelines — 3.6%
El Paso Corp.
	6.500% 09/15/20 (a)	443,000	446,014
	6.875% 06/15/14	350,000	371,868
	7.250% 06/01/18	255,000	272,981
Energy Transfer Equity LP
	7.500% 10/15/20	410,000	422,300
Energy Transfer Partners LP
	6.000% 07/01/13	1,620,000	1,763,620
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,025,000	1,124,910
	6.500% 09/01/39	1,695,000	1,750,994
	6.950% 01/15/38	1,320,000	1,434,312
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	235,000	250,308
	6.500% 05/01/18	1,895,000	2,121,970
	8.750% 05/01/19	545,000	676,342
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	615,000	622,688
	9.375% 06/01/16	110,000	120,725
Southern Natural Gas Co.
	8.000% 03/01/32	1,750,000	2,004,868
Southern Star Central Corp.
	6.750% 03/01/16	65,000	65,650

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	6,675,000	6,591,135
Williams Companies, Inc.
	7.875% 09/01/21	107,000	126,296
Pipelines Total			20,166,981
ENERGY TOTAL			67,287,923
FINANCIALS — 32.4%
Banks — 17.7%
Barclays Bank PLC
	3.900% 04/07/15	965,000	995,066
	5.000% 09/22/16	1,800,000	1,904,760
	6.860% 09/29/49 (a)(d)	2,100,000	1,984,500
	7.375% 06/29/49 (a)(d)	700,000	693,000
	7.434% 09/29/49 (a)(d)	4,095,000	4,002,862
Capital One Capital IV
	6.745% 02/17/37 (d)	5,985,000	5,910,187
Capital One Capital V
	10.250% 08/15/39	7,145,000	7,645,150
Capital One Financial Corp.
	7.375% 05/23/14	255,000	290,172
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/17/15) (a)(c)(d)	825,000	796,814
CIT Group, Inc.
	7.000% 05/01/17	1,480,000	1,483,700
Citigroup, Inc.
	4.587% 12/15/15	1,530,000	1,595,039
	8.500% 05/22/19	7,370,000	9,149,376
Comerica Bank
	5.200% 08/22/17	540,000	552,665
	5.750% 11/21/16	2,255,000	2,432,487
Comerica, Inc.
	3.000% 09/16/15	45,000	44,486
Discover Bank/Greenwood DE
	8.700% 11/18/19	705,000	829,865
Discover Financial Services
	10.250% 07/15/19	545,000	676,461
Fifth Third Bank/Ohio
	0.394% 05/17/13 (02/17/11) (c)(d)	1,065,000	1,023,708
HSBC USA, Inc.
	5.000% 09/27/20	3,980,000	3,852,537

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.
	2.600% 01/15/16	2,660,000	2,580,924
	7.900% 04/29/49 (04/30/18) (c)(d)	5,045,000	5,362,785
JPMorgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,840,708
JPMorgan Chase Capital XX
	6.550% 09/15/66	8,875,000	8,927,957
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (c)(d)	2,755,000	2,124,488
KeyBank NA
	5.800% 07/01/14	1,695,000	1,816,211
Keycorp
	3.750% 08/13/15	195,000	195,643
Lloyds Banking Group PLC
	6.267% 12/31/49 (11/14/16) (a)(c)(d)	1,720,000	1,199,700
	6.657% 01/29/49 (a)	2,046,000	1,421,970
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	4,508,000	4,506,972
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	2,215,000	2,222,445
PNC Funding Corp.
	3.625% 02/08/15	1,870,000	1,933,494
Regions Financial Corp.
	7.000% 03/01/11	7,390,000	7,404,780
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	4,640,000	4,359,665
SunTrust Preferred Capital I
	5.853% 12/31/49 (12/15/11) (c)(d)	545,000	414,200
USB Capital XIII Trust
	6.625% 12/15/39	5,015,000	5,122,471
Wachovia Capital Trust III
	5.800% 03/29/49 (03/15/11) (c)(d)	540,000	468,450
Wells Fargo Capital X
	5.950% 12/15/36	1,205,000	1,163,143
Banks Total			98,928,841
Diversified Financial Services — 2.4%
Ally Financial, Inc.
	6.250% 12/01/17 (a)	265,000	265,000
	7.500% 09/15/20 (a)	220,000	230,725
	8.000% 03/15/20	1,060,000	1,158,050

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
American General Finance Corp.
	6.900% 12/15/17	328,000	264,860
E*Trade Financial Corp.
	7.375% 09/15/13	75,000	74,625
	7.875% 12/01/15	695,000	689,787
	PIK,
	12.500% 11/30/17	250,000	293,750
Eaton Vance Corp.
	6.500% 10/02/17	1,830,000	2,074,486
Ford Motor Credit Co., LLC
	7.000% 04/15/15	140,000	150,446
	7.500% 08/01/12	1,150,000	1,222,690
	7.800% 06/01/12	440,000	467,776
Fund American Companies, Inc.
	5.875% 05/15/13	1,472,000	1,525,278
General Electric Capital Corp.
	4.375% 09/16/20	1,490,000	1,466,394
HSBC Finance Capital Trust IX
	5.911% 11/30/35 (d)	985,000	906,200
International Lease Finance Corp.
	8.250% 12/15/20	175,000	180,250
	8.750% 03/15/17 (a)	231,000	247,748
	8.875% 09/01/17	295,000	318,231
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (i)	6,170,000	1,511,650
	6.875% 05/02/18 (i)	600,000	148,500
PF Export Receivables Master Trust
	3.748% 06/01/13 (a)	330,914	328,272
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (a)	45,000	48,600
Diversified Financial Services Total			13,573,318
Insurance — 9.2%
CNA Financial Corp.
	5.850% 12/15/14	933,000	984,368
	7.350% 11/15/19	2,037,000	2,234,090
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	6,729,000	5,786,940
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	4,710,000	4,682,927
	10.750% 06/15/88 (06/15/58) (a)(c)(d)	6,810,000	8,240,100
Lincoln National Corp.
	8.750% 07/01/19	5,255,000	6,573,206

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
MetLife Capital Trust X
	9.250% 04/08/68 (04/08/38) (a)(c)(d)	1,860,000	2,185,500
MetLife, Inc.
	6.750% 06/01/16	2,410,000	2,795,511
	10.750% 08/01/39	4,935,000	6,612,900
Provident Companies, Inc.
	7.000% 07/15/18	120,000	129,644
Prudential Financial, Inc.
	4.500% 07/15/13	1,580,000	1,675,576
	4.750% 06/13/15	1,075,000	1,132,596
	8.875% 06/15/68 (06/15/38) (c)(d)	2,350,000	2,731,875
Transatlantic Holdings, Inc.
	8.000% 11/30/39	3,685,000	3,772,559
Unum Group
	7.125% 09/30/16	1,735,000	1,948,770
Insurance Total			51,486,562
Investment Companies — 0.1%
Offshore Group Investments Ltd.
	11.500% 08/01/15 (a)	485,000	526,225
Investment Companies Total			526,225
Real Estate Investment Trusts (REITs) — 3.0%
Boston Properties LP
	4.125% 05/15/21	8,165,000	7,740,698
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,250,000	1,366,336
Duke Realty LP
	7.375% 02/15/15	1,860,000	2,075,853
	8.250% 08/15/19	4,084,000	4,811,581
Highwoods Properties, Inc.
	5.850% 03/15/17	740,000	761,831
Real Estate Investment Trusts (REITs) Total			16,756,299
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (i)	6,350,000	7,938

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (a)(c)(d)(i)	1,075,000	24,187
Savings & Loans Total			32,125
FINANCIALS TOTAL			181,303,370
INDUSTRIALS — 4.0%
Aerospace & Defense — 0.6%
Embraer Overseas Ltd.
	6.375% 01/15/20	2,315,000	2,442,325
Esterline Technologies Corp.
	7.000% 08/01/20 (a)	20,000	20,600
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	255,000	282,412
Systems 2001 Asset Trust
	6.664% 09/15/13 (a)	377,548	421,366
TransDigm, Inc.
	7.750% 12/15/18 (a)	229,000	237,015
Aerospace & Defense Total			3,403,718
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (a)	314,887	318,823
Air Transportation Total			318,823
Building Materials — 0.3%
Associated Materials LLC
	9.125% 11/01/17 (a)	625,000	653,125
Gibraltar Industries, Inc.
	8.000% 12/01/15	645,000	649,837
Goodman Global, Inc.
	5.750% 10/28/16 (03/08/11) (c)(d)	50,000	50,188
	9.000% 10/28/17 (03/08/11) (c)(d)	20,000	20,595
Interline Brands, Inc.
	7.000% 11/15/18 (a)	99,000	100,485
Nortek, Inc.
	11.000% 12/01/13	345,933	368,419
Building Materials Total			1,842,649
Electrical Components & Equipment — 0.0%
WireCo WorldGroup
	9.500% 05/15/17 (a)	150,000	158,250
Electrical Components & Equipment Total			158,250
Environmental Control — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16	243,000	258,187

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Darling International, Inc.
	8.500% 12/15/18 (a)	45,000	46,913
Environmental Control Total			305,100
Machinery-Diversified — 0.4%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	943,000	1,030,227
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	255,000	272,850
Manitowoc Co., Inc.
	7.125% 11/01/13	300,000	302,625
	8.500% 11/01/20	595,000	632,188
Machinery-Diversified Total			2,237,890
Miscellaneous Manufacturing — 1.0%
Bombardier, Inc.
	6.300% 05/01/14 (a)	105,000	109,463
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,025,000	2,439,542
Polypore International, Inc.
	7.500% 11/15/17 (a)	215,000	219,300
SPX Corp.
	6.875% 09/01/17 (a)	181,000	192,312
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,090,000	2,514,590
Miscellaneous Manufacturing Total			5,475,207
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC
	9.125% 10/15/20 (a)	505,000	525,200
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	295,000	306,800
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17	220,000	236,500
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17	100,000	104,000
Graphic Packaging International, Inc.
	7.875% 10/01/18	56,000	58,660
	9.500% 06/15/17	450,000	491,062
Packaging & Containers Total			1,722,222

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 1.2%
AMGH Merger Sub, Inc.
	9.250% 11/01/18 (a)	62,000	65,100
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	3,275,000	3,389,625
Bristow Group, Inc.
	7.500% 09/15/17	300,000	316,500
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	855,000	1,085,053
Union Pacific Corp.
	5.700% 08/15/18	1,810,000	2,031,689
Transportation Total			6,887,967
INDUSTRIALS TOTAL			22,351,826
TECHNOLOGY — 1.6%
Networking Products — 0.4%
Cisco Systems, Inc.
	5.500% 01/15/40	795,000	830,515
	5.900% 02/15/39	1,290,000	1,428,681
Networking Products Total			2,259,196
Semiconductors — 0.2%
Amkor Technology, Inc.
	9.250% 06/01/16	160,000	169,600
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	165,000	181,500
NXP BV/NXP Funding LLC
	9.750% 08/01/18 (a)	570,000	641,250
Semiconductors Total			992,350
Software — 1.0%
First Data Corp.
	8.250% 01/15/21 (a)	182,000	174,720
	8.875% 08/15/20 (a)	295,000	311,225
	9.875% 09/24/15	38,000	36,130
	12.625% 01/15/21 (a)	562,000	536,710
	PIK,
	10.550% 09/24/15	5,000	4,738
Oracle Corp.
	5.375% 07/15/40 (a)	1,975,000	1,999,911
	6.500% 04/15/38	1,850,000	2,156,212

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Sungard Data Systems, Inc.
	7.375% 11/15/18 (a)	385,000	386,925
Software Total			5,606,571
TECHNOLOGY TOTAL			8,858,117
UTILITIES — 10.3%
Electric — 9.2%
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	2,002,629
Calpine Corp.
	7.500% 02/15/21 (a)	180,000	177,300
CMS Energy Corp.
	4.250% 09/30/15	1,480,000	1,465,469
	6.875% 12/15/15	205,000	223,697
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	712,869
	5.950% 08/15/16	1,495,000	1,706,140
	6.150% 09/15/17	1,890,000	2,155,864
	6.950% 07/15/18	2,355,000	2,663,277
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,610,000	1,917,776
Dominion Resources, Inc.
	8.875% 01/15/19	1,500,000	1,943,571
DTE Energy Co.
	7.625% 05/15/14	955,000	1,100,754
Edison Mission Energy
	7.000% 05/15/17	180,000	142,650
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	292,000	300,402
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20	40,000	41,251
Exelon Generation Co., LLC
	6.200% 10/01/17	1,000,000	1,119,175
FPL Energy American Wind LLC
	6.639% 06/20/23 (a)	798,713	801,540
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	158,100	158,917
Georgia Power Co.
	4.750% 09/01/40	3,940,000	3,650,213
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	330,000	352,275

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Kansas City Power & Light Co.
	7.150% 04/01/19	4,560,000	5,382,756
Nevada Power Co.
	5.375% 09/15/40	445,000	428,247
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	3,800,000	4,035,152
NRG Energy, Inc.
	7.375% 01/15/17	1,120,000	1,153,600
Oncor Electric Delivery Co., LLC
	5.250% 09/30/40 (a)	4,150,000	3,986,262
	5.950% 09/01/13	4,155,000	4,600,632
	7.250% 01/15/33	1,300,000	1,541,627
Southern California Edison Co.
	4.500% 09/01/40	4,560,000	4,110,954
Southern Co.
	4.150% 05/15/14	1,010,000	1,063,012
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (a)	935,596	973,871
Windsor Financing LLC
	5.881% 07/15/17 (a)	1,511,277	1,348,709
Electric Total			51,260,591
Gas — 1.1%
Atmos Energy Corp.
	6.350% 06/15/17	1,375,000	1,515,649
	8.500% 03/15/19	1,705,000	2,134,244
Nakilat, Inc.
	6.067% 12/31/33 (a)	1,160,000	1,218,000
Sempra Energy
	6.500% 06/01/16	1,120,000	1,300,219
Gas Total			6,168,112
UTILITIES TOTAL			57,428,703

	Total Corporate Fixed-Income Bonds & Notes (cost of $468,067,868)		477,660,997

Asset-Backed Securities — 4.1%
Bay View Auto Trust
	5.310% 06/25/14	939,128	941,904
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (01/01/11) (c)(d)	3,300,000	3,118,111
	6.080% 06/25/37 (01/01/11) (c)(d)	4,000,000	3,956,892

23

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (01/01/11) (c)(d)	1,200,000	152,378
	5.598% 03/25/36 (01/01/11) (c)(d)	357,082	274,019
	5.666% 08/25/35 (01/01/11) (c)(d)	1,000,000	43,537
Countrywide Asset-Backed Certificates
	0.371% 06/25/21 (01/25/11) (c)(d)(e)	116,429	103,975
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	4,094,799
	5.680% 06/15/12	1,500,000	1,515,491
	5.690% 11/15/12	3,000,000	3,131,898
Green Tree Financial Corp.
	6.870% 01/15/29	324,926	337,169
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,436,622
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (a)	281,111	281,134
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33 (01/01/11) (c)(d)	206,174	130,304
Small Business Administration Participation Certificates
	5.570% 03/01/26	756,743	816,781
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,520,972

	Total Asset-Backed Securities (cost of $24,930,207)		22,855,986

Municipal Bonds — 2.4%
CALIFORNIA — 0.8%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,055,000	1,937,783
CA State
	Series 2010,
	3.950% 11/01/15	2,710,000	2,702,330
CALIFORNIA TOTAL			4,640,113
ILLINOIS — 0.1%
IL Chicago
	Series 2010,
	6.742% 11/01/40	430,000	424,075
ILLINOIS TOTAL			424,075

24

	Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 0.8%
KY Asset Liability Commission
Series 2010,
3.165% 04/01/18	4,365,000	4,257,970
KENTUCKY TOTAL		4,257,970
MASSACHUSETTS — 0.7%
MA State
Series 2010:
5.631% 06/01/30	1,700,000	1,765,535
5.731% 06/01/40	2,325,000	2,473,358
MASSACHUSETTS TOTAL		4,238,893

Total Municipal Bonds (cost of $13,646,918)		13,561,051

	Shares
Preferred Stocks — 1.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(e)(j)	7,089	71
Media Total		71
COMMUNICATIONS TOTAL		71
FINANCIALS — 1.2%
Diversified Financial Services — 1.2%
Citigroup Capital XIII 7.875% 10/30/40 (10/30/15) (c)(d)	248,300	6,681,753
Diversified Financial Services Total		6,681,753
FINANCIALS TOTAL		6,681,753
Total Preferred Stocks (cost of $6,428,208)		6,681,824

	Par ($)
Commercial Mortgage-Backed Securities — 1.1%
Bear Stearns Commercial Mortgage Securities
5.722% 09/11/38 (01/01/11) (c)(d)	3,750,000	4,091,491
GMAC Commercial Mortgage Securities, Inc.
5.471% 05/10/40 (01/01/11) (c)(d)	1,230,000	1,324,112
LB-UBS Commercial Mortgage Trust
5.430% 02/15/40	695,000	716,683

Total Commercial Mortgage-Backed Securities (cost of $3,880,697)		6,132,286

Government & Agency Obligations — 0.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Federative Republic of Brazil
6.000% 01/17/17	1,000,000	1,131,500

25

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (CONTINUED)
Republic of Italy
5.375% 06/12/17	1,600,000	1,641,464
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		2,772,964
U.S. GOVERNMENT OBLIGATIONS — 0.1%
U.S. Treasury Bonds
3.875% 08/15/40	250,000	230,273
U.S. Treasury Notes
0.750% 12/15/13	75,000	74,467
1.375% 11/30/15	115,000	111,757
2.625% 11/15/20	239,000	225,444
U.S. GOVERNMENT OBLIGATIONS TOTAL		641,941

Total Government & Agency Obligations (cost of $3,342,605)		3,414,905

	Shares
Common Stock — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Six Flags Entertainment Corp. (j)	5,126	278,830
CONSUMER DISCRETIONARY TOTAL		278,830

Total Common Stock (cost of $369,395)		278,830

	Par ($)
Collateralized Mortgage Obligations — 0.0%
NON — AGENCY — 0.0%
Citicorp Mortgage Securities, Inc.
5.955% 05/25/37 (01/01/11) (c)(d)	1,436,579	2,178
Countrywide Alternative Loan Trust
5.500% 09/25/35	2,074,291	41,388
Sequoia Mortgage Trust
5.567% 07/20/37 (01/01/11) (c)(d)	898,789	102,385
NON-AGENCY TOTAL		145,951

Total Collateralized Mortgage Obligations (cost of $4,351,213)		145,951

Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
10.000% 10/15/17	1,050	1,058
10.000% 01/15/19	240	271
10.500% 01/15/16	2,086	2,102
10.500% 04/15/20	1,325	1,335
10.500% 05/15/20	6,021	6,860

26

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
11.500% 05/15/13	2,070	2,086
12.500% 10/15/13	242	243
12.500% 11/15/13	1,480	1,493
12.500% 12/15/13	3,930	3,965
14.000% 08/15/11	105	105

Total Mortgage-Backed Securities (cost of $18,768)		19,518

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(e)(j)	8,101	81
FINANCIALS TOTAL		81

Total Warrants (cost of $81)		81

	Par ($)
Short-Term Obligation — 3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $19,832,638 (repurchase proceeds $19,441,259)	19,441,000	19,441,000

Total Short-Term Obligation (cost of $19,441,000)		19,441,000

Total Investments — 98.5% (cost of $544,476,960)(k)(l)		550,192,429

Other Assets & Liabilities, Net — 1.5%		8,567,317

Net Assets — 100.0%		558,759,746

27

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those   securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued  at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

28

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value  often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$21,352,655	$—	$21,352,655
Communications	—	50,276,099	17,700	50,293,799
Consumer Cyclical	—	22,114,286	2,743,358	24,857,644
Consumer Non-Cyclical	—	43,926,960	—	43,926,960
Energy	—	67,287,923	—	67,287,923
Financials	—	181,303,370	—	181,303,370
Industrials	—	22,033,003	318,823	22,351,826
Technology	—	8,858,117	—	8,858,117
Utilities	—	57,428,703	—	57,428,703
Total Corporate Fixed-Income Bonds & Notes	—	474,581,116	3,079,881	477,660,997
Total Asset-Backed Securities	—	22,855,986	—	22,855,986
Total Municipal Bonds	—	13,561,051	—	13,561,051
Preferred Stocks
Communications	—	—	71	71
Financials	6,681,753	—	—	6,681,753
Total Preferred Stocks	6,681,753	—	71	6,681,824
Total Commercial Mortgage-Backed Securities	—	6,132,286	—	6,132,286
Government & Agency Obligations
Foreign Government Obligations	—	2,772,964	—	2,772,964
U.S. Government Obligations	416,497	225,444	—	641,941
Total Government & Agency Obligations	416,497	2,998,408	—	3,414,905
Total Common Stock	278,830	—	—	278,830
Total Collateralized Mortgage Obligations	—	145,951	—	145,951
Total Mortgage-Backed Securities	—	19,518	—	19,518
Total Warrants	—	—	81	81
Total Short-Term Obligation	—	19,441,000	—	19,441,000
Total Investments	7,377,080	539,735,316	3,080,033	550,192,429
Unrealized Appreciation on Credit Default Swap Contracts	—	150,606	—	150,606
Unrealized Depreciation on Credit Default Swap Contracts	—	(1,000,820)	—	(1,000,820)
Unrealized Appreciation on Futures Contracts	1,706,729	—	—	1,706,729
Total	$9,083,809	$538,885,102	$3,080,033	$551,048,944

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed-income bonds & notes, preferred stock and warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies and the position of the security within the respective company’s capital structure. Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers.

Certain corporate fixed-income bonds & notes are valued using a market approach. To determine fair value for these securities, management considered estimates of the securities cash flow and loan performance data. Management also took into account available market data, including observed yields on securities management deemed comparable.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

30

The following table reconciles asset balances for the nine months ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$17,700	$389	$—	$(389)	$—	$—	$—	$—	$17,700
Consumer Cyclical	3,240,053	—	64,405	82,122	—	(643,222)	—	—	2,743,358
Industrials	341,792	—	(47,436)	112,281	—	(87,814)	—	—	318,823
Warrants
Financials	81	—	—	—	—	—	—	—	81
Preferred Stocks
Communications	71	—	—	—	—	—	—	—	71
	$3,599,697	$389	$16,969	$194,014	$—	$(731,036)	$—	$—	$3,080,033

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 1) amounted to $194,014.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid except for the following, amounted to $105,048,792, which represents 18.8% of net assets.

Security	Acquisition Dates	Shares/ Par/Units	Cost	Value
CMP Susquehanna Radio Holdings Corp. Series A	03/26/09	7,089	$71	$71
CNB Capital Trust I Expires 03/23/19	03/26/09	8,101	81	81
CMP Susquehanna Corp. 3.430% 05/15/14	03/26/09	$30,000	27,777	17,700
Six Flags, Inc. 9.625% 06/01/14	05/07/10	$259,000	—	—
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	$377,548	377,458	421,366
Wind Acquisition Finance SA 11.750% 07/15/17	11/15/10	$592,000	—	—
				$439,218

(b)	Loan participation agreement.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of these securities amounted to $121,827, which represents less than 0.1% of net assets.

(f)	Security has no value.
(g)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

31

(h)		Investments in affiliates during the nine months ended December 31, 2010:

	Value,				Value,
	beginning of		Sales	Interest	end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$6,331,748	$—	$1,899,302	$27,257	$—
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,865,398	—	—	16,695	—
	$9,197,146	$—	$1,899,302	$43,952	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $1,692,275, which represents 0.3% of net assets.

(j)	Non-income producing security.
(k)	Cost for federal income tax purposes is $545,260,408.
(l)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$29,993,425	$(25,061,404)	$4,932,021

At December 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Macy’s, Inc. 7.460% 07/15/17	Buy	1.000%	12/20/15	$1,100,000	$41,232	$(21,948)
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	2,000,000	63,593	(29,712)
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,000,000	218,221	79,305
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	6,000,000	(101,277)	(49,789)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	8,320,000	448,356	(168,530)
BNP Paribas	Marriott International, Inc.	Buy	1.000%	12/20/15	4,000,000	(19,107)	(25,368)
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	8,045,000	692,525	(403,416)
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	3,560,000	121,078	(59,492)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	6,000,000	227,837	(122,299)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	4,500,000	196,380	71,301
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	5,000,000	235,715	(118,969)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	520,000	(11,865)	(1,297)
							$(850,214)

32

At December 31, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

2-Year U.S. Treasury Notes	134	$29,333,438	$29,362,315	Mar-2011	$28,877
5-Year U.S. Treasury Notes	349	41,083,844	41,767,077	Mar-2011	683,233
30-Year U.S. Treasury Bonds	175	21,371,875	22,321,502	Mar-2011	949,627
Ultra Long U.S. Treasury Bonds	36	4,575,375	4,620,367	Mar-2011	44,992
					$1,706,729

At December 31, 2010, cash of $1,678,000 was pledged as collateral for open futures contracts.

Acronym	Name

PIK	Payment-In-Kind

33

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 43.3%
BASIC MATERIALS — 1.6%
Chemicals — 0.9%
Ashland, Inc.
	9.125% 06/01/17	675,000	777,937
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (a)	40,000	41,300
CF Industries, Inc.
	6.875% 05/01/18	670,000	716,900
Dow Chemical Co.
	4.250% 11/15/20	5,005,000	4,794,279
	5.900% 02/15/15	4,140,000	4,583,783
	8.550% 05/15/19	25,000	31,331
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	1,225,000	1,309,219
	9.000% 11/15/20 (a)	185,000	195,638
INEOS Finance PLC
	9.000% 05/15/15 (a)	475,000	505,281
INVISTA
	9.250% 05/01/12 (a)	172,000	175,010
Lubrizol Corp.
	8.875% 02/01/19	2,895,000	3,643,230
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	888,000	982,350
MacDermid, Inc.
	9.500% 04/15/17 (a)	410,000	432,550
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (a)	310,000	327,050
Nalco Co.
	6.625% 01/15/19 (a)	595,000	608,388
NOVA Chemicals Corp.
	8.375% 11/01/16	260,000	276,900
	8.625% 11/01/19	260,000	284,050
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)	370,000	379,250
Chemicals Total			20,064,446
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	580,000	604,650
Georgia-Pacific LLC

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	5.400% 11/01/20 (a)	405,000	400,415
Forest Products & Paper Total			1,005,065
Iron/Steel — 0.5%
ArcelorMittal
	7.000% 10/15/39	5,275,000	5,474,305
Nucor Corp.
	5.000% 06/01/13	495,000	534,445
	5.850% 06/01/18	4,300,000	4,851,148
United States Steel Corp.
	7.000% 02/01/18	534,000	542,010
	7.375% 04/01/20	132,000	135,300
Iron/Steel Total			11,537,208
Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd.
	6.375% 02/01/16 (a)	290,000	290,000
	7.000% 11/01/15 (a)	646,000	662,150
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	285,000	315,281
Novelis, Inc.
	8.375% 12/15/17 (a)	430,000	445,050
	8.750% 12/15/20 (a)	435,000	451,313
Metals & Mining Total			2,163,794
BASIC MATERIALS TOTAL			34,770,513
COMMUNICATIONS — 4.3%
Advertising — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	165,000	177,994
	10.000% 07/15/17	650,000	760,500
inVentiv Health, Inc.
	10.000% 08/15/18 (a)	590,000	591,475
Visant Corp.
	7.000% 09/22/16 (01/24/11) (b)(c)(d)	275,000	277,865
	10.000% 10/01/17 (a)	197,000	209,312
Advertising Total			2,017,146
Media — 2.3%
Belo Corp.
	8.000% 11/15/16	285,000	307,088
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (a)	15,000	15,450
CCH II LLC/CCH II Capital Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	13.500% 11/30/16	623,371	743,370
CCO Holdings LLC/CCO Holdings Capital Corp.
	8.125% 04/30/20	328,000	345,220
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	490,000	512,050
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	925,000	1,012,875
CMP Susquehanna Corp.
	3.430% 05/15/14 (02/08/11) (b)(c)(e)	38,000	22,420
Comcast Corp.
	6.950% 08/15/37	3,950,000	4,467,719
DirecTV Holdings LLC
	3.125% 02/15/16	9,645,000	9,516,394
	6.375% 06/15/15	1,545,000	1,597,144
DISH DBS Corp.
	7.875% 09/01/19	1,089,000	1,138,005
Entravision Communications Corp.
	8.750% 08/01/17 (a)	740,000	780,700
Gray Television, Inc.
	10.500% 06/29/15	542,000	546,065
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	255,000	271,575
NBC Universal, Inc.
	2.875% 04/01/16 (a)	3,485,000	3,404,699
	5.950% 04/01/41 (a)	5,005,000	5,004,489
News America, Inc.
	6.400% 12/15/35	4,330,000	4,652,165
Salem Communications Corp.
	9.625% 12/15/16	851,000	902,060
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	852,000	922,290
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	395,000	427,587
	9.750% 09/01/15 (a)	925,000	1,038,312
Time Warner Cable, Inc.
	5.850% 05/01/17	1,960,000	2,186,964
	5.875% 11/15/40	7,960,000	7,875,306
Univision Communications, Inc.
	7.875% 11/01/20 (a)	610,000	640,500
	8.500% 05/15/21 (a)	635,000	642,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	PIK,
	9.750% 03/15/15 (a)	66,931	72,285
XM Satellite Radio, Inc.
	7.625% 11/01/18 (a)	726,000	749,595
Media Total			49,795,264
Telecommunication Services — 1.9%
AT&T, Inc.
	6.550% 02/15/39	4,530,000	4,930,697
British Telecommunications PLC
	5.950% 01/15/18	2,995,000	3,278,087
Cincinnati Bell, Inc.
	8.250% 10/15/17	630,000	623,700
	8.375% 10/15/20	189,000	181,440
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	835,000	900,350
	12.000% 12/01/17 (a)	140,000	144,900
Crown Castle International Corp.
	9.000% 01/15/15	505,000	556,763
Frontier Communications Corp.
	7.875% 01/15/27	1,071,000	1,028,160
	8.500% 04/15/20	480,000	524,400
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (a)	450,000	454,500
ITC Deltacom, Inc.
	10.500% 04/01/16	325,000	353,438
Level 3 Financing, Inc.
	8.750% 02/15/17	755,000	694,600
	9.250% 11/01/14	440,000	436,700
MetroPCS Wireless, Inc.
	6.625% 11/15/20	370,000	352,425
	7.875% 09/01/18	615,000	638,062
Nextel Communications, Inc.
	7.375% 08/01/15	872,000	873,090
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	1,015,000	1,050,525
	11.500% 05/01/16	350,000	404,250
NII Capital Corp.
	10.000% 08/15/16	345,000	382,088
PAETEC Holding Corp.
	8.875% 06/30/17	685,000	731,237

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	9.500% 07/15/15	40,000	41,400
	9.875% 12/01/18 (a)	360,000	369,900
Quebecor Media, Inc.
	7.750% 03/15/16	970,000	1,001,525
Qwest Communications International, Inc.
	7.500% 02/15/14	720,000	729,000
Qwest Corp.
	7.500% 06/15/23	655,000	650,087
SBA Telecommunications, Inc.
	8.250% 08/15/19	325,000	355,063
Sprint Capital Corp.
	6.875% 11/15/28	470,000	411,250
	6.900% 05/01/19	118,000	116,525
Sprint Nextel Corp.
	8.375% 08/15/17	850,000	911,625
Telefonica Emisiones SAU
	5.134% 04/27/20	4,190,000	4,033,885
	6.221% 07/03/17	2,240,000	2,408,954
	6.421% 06/20/16	3,700,000	4,044,070
Virgin Media Finance PLC
	9.500% 08/15/16	890,000	1,005,700
West Corp.
	7.875% 01/15/19 (a)	435,000	442,613
	11.000% 10/15/16	450,000	488,250
Wind Acquisition Finance SA
	7.250% 02/15/18 (a)	390,000	396,825
	11.750% 07/15/17 (a)	951,000	1,072,252
	11.750% 07/15/17 (a)(e)(f)(g)	951,000	—
Windstream Corp.
	7.750% 10/15/20	1,200,000	1,236,000
	8.125% 09/01/18	455,000	477,750
	8.625% 08/01/16	565,000	594,662
Telecommunication Services Total			39,326,748
COMMUNICATIONS TOTAL			91,139,158
CONSUMER CYCLICAL — 2.4%
Airlines — 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13	380,685	395,913
	7.461% 04/01/15	3,661,905	3,808,381
Airlines Total			4,204,294

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	32,000	35,120
Auto Manufacturers Total			35,120
Auto Parts & Equipment — 0.1%
Accuride Corp.
	9.500% 08/01/18 (a)	120,000	129,900
Lear Corp.
	7.875% 03/15/18	340,000	363,800
	8.125% 03/15/20	65,000	70,687
Tenneco Automotive, Inc.
	7.750% 08/15/18 (a)	79,000	83,740
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	495,000	529,650
Auto Parts & Equipment Total			1,177,777
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	415,000	392,175
Distribution/Wholesale Total			392,175
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
	9.750% 12/01/20 (a)	380,000	395,200
Boyd Gaming Corp.
	9.125% 12/01/18 (a)	840,000	829,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (a)	170,000	182,962
Pinnacle Entertainment, Inc.
	8.750% 05/15/20	520,000	538,200
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	1,360,000	938,400
Six Flags, Inc.
	9.625% 06/01/14 (a)(e)(f)(g)	287,000	—
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	312,000	294,060
Entertainment Total			3,178,322
Home Builders — 0.0%
Beazer Homes USA, Inc.
	9.125% 06/15/18	489,000	474,330

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	460,000	471,500
Home Builders Total			945,830
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	235,000	249,688
Home Furnishings Total			249,688
Housewares — 0.0%
Libbey Glass, Inc.
	10.000% 02/15/15 (a)	600,000	645,000
Housewares Total			645,000
Lodging — 0.1%
Harrah’s Operating Co., Inc.
	11.250% 06/01/17	585,000	658,125
MGM Resorts International
	11.375% 03/01/18	765,000	830,025
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	375,000	390,938
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	110,000	107,965
	7.804% 10/01/20 (a)	505,000	492,122
Seneca Gaming Corp.
	8.250% 12/01/18 (a)	304,000	304,760
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	150,000	164,250
Wyndham Worldwide Corp.
	6.000% 12/01/16	160,000	167,430
Lodging Total			3,115,615
Office Furnishings — 0.0%
Interface, Inc.
	7.625% 12/01/18 (a)	99,000	102,218
Office Furnishings Total			102,218
Retail — 1.8%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	4,076,990	4,003,031
	6.036% 12/10/28	3,526,819	3,617,070
	8.353% 07/10/31 (a)	8,909,840	10,612,689
Giraffe Acquisition Corp.
	9.125% 12/01/18 (a)	545,000	568,162
Limited Brands, Inc.
	8.500% 06/15/19	445,000	508,412

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,290,625
	5.750% 07/15/14	11,090,000	11,727,675
McDonald’s Corp.
	5.000% 02/01/19	1,250,000	1,367,001
	5.700% 02/01/39	2,085,000	2,270,532
Michaels Stores, Inc.
	7.750% 11/01/18 (a)	400,000	399,000
	11.375% 11/01/16	110,000	119,900
NBTY, Inc.
	9.000% 10/01/18 (a)	50,000	53,375
QVC, Inc.
	7.125% 04/15/17 (a)	85,000	89,038
	7.375% 10/15/20 (a)	75,000	78,563
	7.500% 10/01/19 (a)	205,000	215,762
Rite Aid Corp.
	10.250% 10/15/19	175,000	181,781
Toys R US, Inc.
	7.375% 10/15/18	700,000	686,000
Retail Total			37,788,616
Storage/Warehousing — 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (a)	271,000	289,970
Storage/Warehousing Total			289,970
CONSUMER CYCLICAL TOTAL			52,124,625
CONSUMER NON-CYCLICAL — 3.8%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	3,815,000	4,362,815
	7.750% 01/15/19 (a)	2,495,000	3,104,648
	8.000% 11/15/39 (a)	3,670,000	4,903,303
Cott Beverages, Inc.
	8.125% 09/01/18	171,000	184,253
	8.375% 11/15/17	145,000	156,600
PepsiCo, Inc.
	4.500% 01/15/20	3,185,000	3,341,345
Beverages Total			16,052,964

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (a)	495,000	499,950
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (a)	35,000	35,438
Cardtronics, Inc.
	8.250% 09/01/18	380,000	404,700
Garda World Security Corp.
	9.750% 03/15/17 (a)	150,000	160,875
Hertz Corp.
	7.375% 01/15/21 (a)	439,000	443,390
	7.500% 10/15/18 (a)	375,000	389,063
Interactive Data Corp.
	10.250% 08/01/18 (a)	585,000	640,575
Iron Mountain, Inc.
	8.000% 06/15/20	250,000	262,500
President & Fellows of Harvard College
	4.875% 10/15/40	3,790,000	3,604,176
	6.500% 01/15/39 (a)	1,265,000	1,495,685
Rental Service Corp.
	9.500% 12/01/14	775,000	813,750
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	160,000	182,400
United Rentals North America, Inc.
	8.375% 09/15/20	740,000	752,950
	9.250% 12/15/19	799,000	888,887
	10.875% 06/15/16	231,000	263,918
Commercial Services Total			10,838,257
Food — 1.2%
ConAgra Foods, Inc.
	7.000% 10/01/28	8,065,000	9,041,026
Hershey Co.
	4.125% 12/01/20	4,205,000	4,240,734
Kraft Foods, Inc.
	6.500% 02/09/40	10,045,000	11,256,718
Kroger Co.
	8.000% 09/15/29	1,025,000	1,288,306
Michael Foods, Inc.
	9.750% 07/15/18 (a)	255,000	278,588

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	8.250% 09/01/17	32,000	32,720
	9.250% 04/01/15	590,000	614,338
U.S. Foodservice
	PIK,
	10.250% 06/30/15 (a)	42,000	43,050
Food Total			26,795,480
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,375,000	1,502,188
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18	268,000	267,330
Healthcare Products Total			1,769,518
Healthcare Services — 0.7%
American Renal Holdings
	8.375% 05/15/18 (a)	80,000	82,000
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	60,000	63,600
HCA Holdings, Inc.
	7.750% 05/15/21 (a)	135,000	135,000
HCA, Inc.
	7.250% 09/15/20	2,056,000	2,148,520
	7.875% 02/15/20	633,000	677,310
Healthsouth Corp.
	8.125% 02/15/20	199,000	213,925
	10.750% 06/15/16	440,000	474,100
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (a)	155,000	153,838
Multiplan, Inc.
	9.875% 09/01/18 (a)	358,000	380,375
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	227,000	226,432
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	3,355,000	3,901,325
Tenet Healthcare Corp.
	8.875% 07/01/19	450,000	508,500
U.S. Oncology Holdings, Inc.
	PIK,
	6.737% 03/15/12 (03/15/11) (b)(c)	341,000	343,557

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	330,000	338,250
	8.000% 02/01/18 (a)	575,000	586,500
WellPoint, Inc.
	7.000% 02/15/19	3,250,000	3,825,692
Healthcare Services Total			14,058,924
Household Products/Wares — 0.1%
Central Garden & Pet Co.
	8.250% 03/01/18	150,000	151,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.125% 04/15/19 (a)	612,000	622,710
	7.750% 10/15/16 (a)	336,000	355,320
	9.000% 04/15/19 (a)	345,000	357,506
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	683,000	750,447
Household Products/Wares Total			2,237,858
Pharmaceuticals — 0.5%
ConvaTec Healthcare E SA
	10.500% 12/15/18 (a)	295,000	299,056
Mylan, Inc.
	6.000% 11/15/18 (a)	345,000	338,962
Novartis Securities Investment Ltd.
	5.125% 02/10/19	4,590,000	5,076,696
Omnicare, Inc.
	6.875% 12/15/15	85,000	86,488
Patheon, Inc.
	8.625% 04/15/17 (a)	375,000	374,062
Valeant Pharmaceuticals International
	6.750% 10/01/17 (a)	160,000	159,200
	7.000% 10/01/20 (a)	440,000	434,500
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (a)	514,000	519,140
Wyeth
	5.500% 02/01/14	1,250,000	1,389,635

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	5.500% 02/15/16	1,740,000	1,968,412
Pharmaceuticals Total			10,646,151
CONSUMER NON-CYCLICAL TOTAL			82,399,152
ENERGY — 5.6%
Coal — 0.1%
Arch Coal, Inc.
	7.250% 10/01/20	42,000	44,310
Consol Energy, Inc.
	8.000% 04/01/17 (a)	450,000	479,250
	8.250% 04/01/20 (a)	660,000	712,800
Coal Total			1,236,360
Oil & Gas — 3.3%
Anadarko Petroleum Corp.
	6.200% 03/15/40	3,420,000	3,338,542
	6.375% 09/15/17	7,215,000	7,859,350
Berry Petroleum Co.
	6.750% 11/01/20	120,000	120,600
	8.250% 11/01/16	50,000	52,125
	10.250% 06/01/14	85,000	97,538
Brigham Exploration Co.
	8.750% 10/01/18 (a)	285,000	307,800
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	648,000	667,440
Chaparral Energy, Inc.
	8.500% 12/01/15	125,000	127,188
Chesapeake Energy Corp.
	6.625% 08/15/20	935,000	920,975
Comstock Resources, Inc.
	8.375% 10/15/17	56,000	56,140
Concho Resources, Inc.
	7.000% 01/15/21	283,000	290,075
	8.625% 10/01/17	325,000	354,250
Continental Resources, Inc.
	7.125% 04/01/21 (a)	278,000	291,900
Denbury Resources, Inc.
	8.250% 02/15/20	500,000	542,500
Devon Energy Corp.
	6.300% 01/15/19	1,875,000	2,206,524
EXCO Resources, Inc.
	7.500% 09/15/18	645,000	632,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Forest Oil Corp.
	7.250% 06/15/19	500,000	507,500
Gazprom International SA
	7.201% 02/01/20 (a)	3,478,217	3,695,606
Hess Corp.
	7.300% 08/15/31	2,805,000	3,364,076
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.625% 04/15/21 (a)	487,000	502,827
	7.750% 11/01/15 (a)	510,000	526,575
Marathon Oil Corp.
	7.500% 02/15/19	298,000	370,097
Nexen, Inc.
	5.875% 03/10/35	1,790,000	1,664,408
	7.500% 07/30/39	6,685,000	7,269,904
PetroHawk Energy Corp.
	7.250% 08/15/18	285,000	287,850
	7.875% 06/01/15	880,000	916,300
Precision Drilling Corp.
	6.625% 11/15/20 (a)	110,000	111,925
Qatar Petroleum
	5.579% 05/30/11 (a)	272,996	278,181
QEP Resources, Inc.
	6.875% 03/01/21	435,000	456,750
Quicksilver Resources, Inc.
	7.125% 04/01/16	320,000	306,400
	8.250% 08/01/15	165,000	171,188
	9.125% 08/15/19	403,000	442,292
Range Resources Corp.
	6.750% 08/01/20	370,000	381,562
	7.500% 05/15/16	315,000	326,813
	8.000% 05/15/19	665,000	724,019
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20 (a)	3,268,420	3,448,183
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	1,989,606	2,138,826
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	318,000	325,553
Shell International Finance BV
	5.500% 03/25/40	6,675,000	7,151,021

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Southwestern Energy Co.
	7.500% 02/01/18	5,500,000	6,201,250
Talisman Energy, Inc.
	5.850% 02/01/37	2,910,000	2,928,895
	7.750% 06/01/19	6,529,000	8,060,390
Oil & Gas Total			70,423,438
Oil & Gas Services — 0.4%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	50,000	50,625
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	56,000	53,480
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (a)	305,000	309,575
Trinidad Drilling Ltd.
	7.875% 01/15/19 (a)	251,000	253,510
Weatherford International Ltd.
	5.125% 09/15/20	1,350,000	1,343,293
	7.000% 03/15/38	6,800,000	7,294,068
Oil & Gas Services Total			9,304,551
Pipelines — 1.8%
El Paso Corp.
	6.500% 09/15/20 (a)	485,000	488,300
	6.875% 06/15/14	805,000	855,296
	7.250% 06/01/18	39,000	41,750
	7.750% 01/15/32	100,000	99,473
Energy Transfer Equity LP
	7.500% 10/15/20	695,000	715,850
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	2,605,000	2,858,917
	6.500% 09/01/39	4,855,000	5,015,385
	6.950% 01/15/38	2,655,000	2,884,923
NGPL PipeCo LLC
	6.514% 12/15/12 (a)	7,460,000	8,051,653
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	2,560,000	2,690,755
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	190,000	192,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	9.375% 06/01/16	170,000	186,575
Southern Natural Gas Co.
	8.000% 03/01/32	3,245,000	3,717,598
Southern Star Central Corp.
	6.750% 03/01/16	105,000	106,050
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	10,630,000	10,496,445
Williams Companies, Inc.
	7.875% 09/01/21	170,000	200,657
Pipelines Total			38,602,002
ENERGY TOTAL			119,566,351
FINANCIALS — 18.5%
Banks — 10.6%
Bank of New York Mellon Corp.
	5.450% 05/15/19	5,270,000	5,789,053
Barclays Bank PLC
	3.900% 04/07/15	2,405,000	2,479,930
	6.860% 09/29/49 (a)(b)	4,070,000	3,846,150
	7.375% 06/29/49 (12/01/11) (a)(b)(c)	2,385,000	2,361,150
	7.434% 09/29/49 (12/15/17) (a)(b)(c)	5,605,000	5,478,887
Capital One Capital IV
	6.745% 02/17/37 (b)	19,870,000	19,621,625
Capital One Capital V
	10.250% 08/15/39	12,425,000	13,294,750
Chinatrust Commercial Bank
	5.625% 03/29/49 (03/17/15) (a)(b)(c)	2,350,000	2,269,712
CIT Group, Inc.
	7.000% 05/01/17	2,555,000	2,561,387
Citigroup, Inc.
	4.587% 12/15/15	11,200,000	11,676,101
	8.500% 05/22/19	4,520,000	5,611,286
Comerica Bank
	5.200% 08/22/17	3,610,000	3,694,669
	5.750% 11/21/16	1,165,000	1,256,695
Comerica, Inc.
	3.000% 09/16/15	115,000	113,686
Discover Bank/Greenwood DE
	8.700% 11/18/19	5,405,000	6,362,301
Discover Financial Services
	10.250% 07/15/19	2,285,000	2,836,172
Fifth Third Bank/Ohio

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	0.394% 05/17/13 (02/17/11) (b)(c)	2,140,000	2,057,028
HSBC USA, Inc.
	5.000% 09/27/20	6,650,000	6,437,027
JPMorgan Chase & Co.
	2.600% 01/15/16	3,680,000	3,570,601
	7.900% 04/29/49 (04/30/18) (b)(c)	12,385,000	13,165,131
JPMorgan Chase Capital XVII
	5.850% 08/01/35	6,550,000	6,182,892
JPMorgan Chase Capital XX
	6.550% 09/15/66	8,970,000	9,023,524
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (b)(c)	2,255,000	1,738,918
KeyBank NA
	5.800% 07/01/14	3,629,000	3,888,513
Keycorp
	3.750% 08/13/15	4,910,000	4,926,193
	6.500% 05/14/13	10,005,000	10,862,579
Lloyds Banking Group PLC
	6.267% 12/31/49 (a)	6,725,000	4,690,687
	6.657% 01/29/49 (a)	4,814,000	3,345,730
Marshall & IIsley Bank
	5.300% 09/08/11	1,759,000	1,771,878
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	4,665,000	4,680,679
	6.050% 08/15/12 (h)	1,355,000	1,434,808
National City Bank of Cleveland
	6.200% 12/15/11	1,590,000	1,666,773
National City Bank of Kentucky
	6.300% 02/15/11	2,830,000	2,846,788
National City Corp.
	6.875% 05/15/19	1,915,000	2,150,080
Northern Trust Co.
	6.500% 08/15/18	4,955,000	5,793,490
PNC Funding Corp.
	3.625% 02/08/15	2,510,000	2,595,225
	5.125% 02/08/20	3,835,000	3,997,190
Regions Financial Corp.
	7.000% 03/01/11	13,946,000	13,973,892
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	10,665,000	10,020,653

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
USB Capital XIII Trust
	6.625% 12/15/39	12,825,000	13,099,840
Wachovia Capital Trust III
	5.800% 03/29/49 (03/15/11) (b)(c)	1,360,000	1,179,800
Wachovia Corp.
	5.750% 02/01/18	1,175,000	1,304,605
Wells Fargo Capital X
	5.950% 12/15/36	3,050,000	2,944,055
Banks Total			228,602,133
Diversified Financial Services — 2.2%
Ally Financial, Inc.
	6.250% 12/01/17 (a)	455,000	455,000
	7.500% 09/15/20 (a)	365,000	382,794
	8.000% 03/15/20	1,691,000	1,847,417
American General Finance Corp.
	6.900% 12/15/17	502,000	405,365
E*Trade Financial Corp.
	7.375% 09/15/13	115,000	114,425
	7.875% 12/01/15	335,000	332,488
	PIK,
	12.500% 11/30/17	445,000	522,875
Eaton Vance Corp.
	6.500% 10/02/17	5,530,000	6,268,802
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	5,275,000	5,369,196
	5.250% 10/01/20 (a)	4,235,000	4,306,381
Ford Motor Credit Co., LLC
	7.000% 04/15/15	230,000	247,161
	7.500% 08/01/12	2,210,000	2,349,692
	7.800% 06/01/12	720,000	765,451
Fund American Companies, Inc.
	5.875% 05/15/13	4,075,000	4,222,491
General Electric Capital Corp.
	4.375% 09/16/20	3,400,000	3,346,134
HSBC Finance Capital Trust IX
	5.911% 11/30/35 (b)	8,780,000	8,077,600
International Lease Finance Corp.
	8.250% 12/15/20	305,000	314,150
	8.750% 03/15/17 (a)	391,000	419,347
	8.875% 09/01/17	495,000	533,981
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (i)	22,225,000	5,445,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	6.875% 05/02/18 (i)	1,685,000	417,038
PF Export Receivables Master Trust
	3.748% 06/01/13 (a)	1,036,100	1,027,828
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (a)	80,000	86,400
Diversified Financial Services Total			47,257,141
Insurance — 4.4%
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	4,510,000	4,932,123
CNA Financial Corp.
	5.850% 12/15/14	1,914,000	2,019,379
	7.350% 11/15/19	3,721,000	4,081,025
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	15,615,000	13,428,900
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	5,290,000	5,259,593
	10.750% 06/15/88 (06/15/58) (a)(b)(c)	7,685,000	9,298,850
MetLife Capital Trust X
	9.250% 04/08/68 (04/08/38) (a)(b)(c)	6,730,000	7,907,750
MetLife, Inc.
	10.750% 08/01/69	11,795,000	15,805,300
Provident Companies, Inc.
	7.000% 07/15/18	190,000	205,270
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,381,985
	8.875% 06/15/68 (06/15/18) (b)(c)	14,325,000	16,652,813
Transatlantic Holdings, Inc.
	8.000% 11/30/39	6,145,000	6,291,011
Unum Group
	7.125% 09/30/16	4,435,000	4,981,436
Insurance Total			94,245,435
Investment Companies — 0.1%
Offshore Group Investments Ltd.
	11.500% 08/01/15 (a)	760,000	824,600
Investment Companies Total			824,600
Real Estate Investment Trusts (REITs) — 1.2%
Boston Properties LP
	4.125% 05/15/21	12,860,000	12,191,717
Brandywine Operating Partnership LP
	7.500% 05/15/15	3,850,000	4,208,316

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Duke Realty LP
	7.375% 02/15/15	2,120,000	2,366,026
	8.250% 08/15/19	4,930,000	5,808,299
Highwoods Properties, Inc.
	5.850% 03/15/17	1,625,000	1,672,939
Real Estate Investment Trusts (REITs) Total			26,247,297
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (i)	20,444,000	25,555
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (a)(b)(c)(i)	2,725,000	61,313
Savings & Loans Total			86,868
FINANCIALS TOTAL			397,263,474
INDUSTRIALS — 1.6%
Aerospace & Defense — 0.5%
Embraer Overseas Ltd.
	6.375% 01/15/20	5,750,000	6,066,250
Esterline Technologies Corp.
	7.000% 08/01/20 (a)	35,000	36,050
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	390,000	431,925
L-3 Communications Corp.
	6.375% 10/15/15	545,000	561,350
Raytheon Co.
	7.200% 08/15/27	1,730,000	2,125,047
Systems 2001 Asset Trust
	6.664% 09/15/13 (a)	1,182,109	1,319,305
TransDigm, Inc.
	7.750% 12/15/18 (a)	379,000	392,265
Aerospace & Defense Total			10,932,192
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (a)	1,478,403	1,496,883
Air Transportation Total			1,496,883
Building Materials — 0.1%
Associated Materials LLC
	9.125% 11/01/17 (a)	215,000	224,675
Gibraltar Industries, Inc.
	8.000% 12/01/15	240,000	241,800
Goodman Global, Inc.
	5.750% 10/28/16 (03/08/11) (b)(c)(d)	90,000	90,338

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
	9.000% 10/28/17 (03/08/11) (b)(c)(d)	35,000	36,041
Interline Brands, Inc.
	7.000% 11/15/18 (a)	171,000	173,565
Nortek, Inc.
	11.000% 12/01/13	576,622	614,102
Building Materials Total			1,380,521
Electrical Components & Equipment — 0.0%
WireCo WorldGroup
	9.500% 05/15/17 (a)	240,000	253,200
Electrical Components & Equipment Total			253,200
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	409,000	434,562
Darling International, Inc.
	8.500% 12/15/18 (a)	75,000	78,188
Environmental Control Total			512,750
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	682,000	745,085
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	411,000	439,770
Manitowoc Co., Inc.
	7.125% 11/01/13	520,000	524,550
	8.500% 11/01/20	425,000	451,563
Machinery-Diversified Total			2,160,968
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
	6.300% 05/01/14 (a)	125,000	130,312
Polypore International, Inc.
	7.500% 11/15/17 (a)	365,000	372,300
SPX Corp.
	6.875% 09/01/17 (a)	306,000	325,125
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,045,000	2,460,448
Miscellaneous Manufacturing Total			3,288,185
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC
	9.125% 10/15/20 (a)	260,000	270,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	240,000	249,600
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17	315,000	338,625
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17	235,000	244,400
Graphic Packaging International, Inc.
	7.875% 10/01/18	89,000	93,228
	9.500% 06/15/17	730,000	796,612
Packaging & Containers Total			1,992,865
Transportation — 0.6%
AMGH Merger Sub, Inc.
	9.250% 11/01/18 (a)	105,000	110,250
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	5,911,000	6,117,885
Bristow Group, Inc.
	7.500% 09/15/17	560,000	590,800
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,915,000	2,430,265
Union Pacific Corp.
	5.700% 08/15/18	3,340,000	3,749,083
Transportation Total			12,998,283
INDUSTRIALS TOTAL			35,015,847
TECHNOLOGY — 0.7%
Computers — 0.0%
Sungard Data Systems, Inc.
	7.375% 11/15/18 (a)	665,000	668,325
Computers Total			668,325
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	3,305,000	3,660,304
Networking Products Total			3,660,304
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	285,000	302,100
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	250,000	275,000
NXP BV/NXP Funding LLC
	9.750% 08/01/18 (a)	900,000	1,012,500
Semiconductors Total			1,589,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.4%
First Data Corp.
	8.250% 01/15/21 (a)	296,000	284,160
	8.875% 08/15/20 (a)	495,000	522,225
	9.875% 09/24/15	59,000	56,092
	12.625% 01/15/21 (a)	836,000	798,380
	PIK,
	10.550% 09/24/15	9,000	8,528
Oracle Corp.
	4.950% 04/15/13	2,020,000	2,200,596
	6.500% 04/15/38	4,955,000	5,775,152
Software Total			9,645,133
TECHNOLOGY TOTAL			15,563,362
UTILITIES — 4.8%
Electric — 4.3%
American Electric Power Co., Inc.
	5.250% 06/01/15	4,003,000	4,392,616
Calpine Corp.
	7.500% 02/15/21 (a)	320,000	315,200
CMS Energy Corp.
	4.250% 09/30/15	3,250,000	3,218,092
	6.875% 12/15/15	320,000	349,186
Commonwealth Edison Co.
	5.900% 03/15/36	3,720,000	3,843,292
	5.950% 08/15/16	5,820,000	6,641,964
	6.150% 09/15/17	500,000	570,335
	6.950% 07/15/18	5,205,000	5,886,350
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	6,050,000	7,206,548
DTE Energy Co.
	7.625% 05/15/14	3,600,000	4,149,439
Edison Mission Energy
	7.000% 05/15/17	285,000	225,863
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	465,000	478,379
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20	83,000	85,596
Exelon Generation Co., LLC
	6.200% 10/01/17	370,000	414,095

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
FPL Energy American Wind LLC
	6.639% 06/20/23 (a)	2,465,293	2,474,020
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	540,512	543,306
Georgia Power Co.
	4.750% 09/01/40	7,410,000	6,864,994
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	540,000	576,450
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,765,000	1,904,370
Nevada Power Co.
	5.375% 09/15/40	1,100,000	1,058,587
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	5,145,000	5,463,383
Nisource Finance Corp.
	6.250% 12/15/40	3,565,000	3,624,101
NRG Energy, Inc.
	7.375% 01/15/17	1,732,000	1,783,960
Oglethorpe Power Corp.
	6.974% 06/30/11	166,000	166,661
Oncor Electric Delivery Co., LLC
	5.250% 09/30/40 (a)	7,000,000	6,723,815
	5.950% 09/01/13	5,615,000	6,217,220
Southern California Edison Co.
	4.500% 09/01/40	8,515,000	7,676,485
	5.000% 01/15/16	4,500,000	4,987,764
Southern Co.
	4.150% 05/15/14	2,325,000	2,447,032
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (a)	2,761,034	2,873,988
Electric Total			93,163,091
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	3,280,000	3,615,511
Nakilat, Inc.
	6.067% 12/31/33 (a)	2,880,000	3,024,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	2,490,000	2,890,666
Gas Total			9,530,177
UTILITIES TOTAL			102,693,268

	Total Corporate Fixed-Income Bonds & Notes (cost of $905,110,877)		930,535,750

Commercial Mortgage-Backed Securities — 18.3%
Bear Stearns Commercial Mortgage Securities
	4.871% 09/11/42	18,515,000	19,504,575
	5.200% 01/12/41 (01/01/11) (b)(c)	4,100,000	4,385,397
	5.201% 12/11/38	3,710,000	3,918,793
	5.422% 09/11/42	5,952,730	6,101,987
	5.700% 06/13/50	11,000,000	11,461,310
	5.722% 09/11/38 (01/01/11) (b)(c)	1,290,000	1,407,473
	5.742% 09/11/42 (01/01/11) (b)(c)	8,580,000	9,288,258
Citigroup Commercial Mortgage Trust
	5.413% 10/15/49	5,750,000	6,123,354
	6.034% 12/10/49	12,488,605	12,600,862
Credit Suisse First Boston Mortgage Securities Corp.
	4.801% 03/15/36	15,000,000	15,776,025
Credit Suisse Mortgage Capital Certificates
	5.826% 06/15/38 (01/01/11) (b)(c)	16,755,000	18,113,113
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	5,110,000	5,364,146
GMAC Commercial Mortgage Securities, Inc.
	5.023% 04/10/40	10,600,000	11,322,126
	5.471% 05/10/40 (01/01/11) (b)(c)	12,745,000	13,720,171
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (01/01/11) (b)(c)	4,216,000	4,547,359
GS Mortgage Securities Corp. II
	5.560% 11/10/39	10,000,000	10,607,299
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	15,000,000	15,808,143
	5.440% 06/12/47	16,800,000	17,605,222
	5.742% 02/12/49 (01/01/11) (b)(c)	9,815,000	10,427,305
	I.O.,
	0.181% 10/15/42 (01/01/11) (b)(c)	118,936,336	462,532

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	5.020% 08/15/29 (01/11/11) (b)(c)	9,650,000	10,255,594
	5.430% 02/15/40	7,500,000	7,733,986
	5.866% 09/15/45 (01/11/11) (b)(c)	6,785,000	7,139,347
	6.510% 12/15/26	18,559	18,583
Morgan Stanley Capital I
	4.660% 09/13/45	20,860,000	22,036,487
	5.447% 02/12/44 (01/01/11) (b)(c)	11,589,979	12,027,749
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	4,563,558	4,697,561
	4.920% 03/12/35	4,065,000	4,288,330
	5.980% 01/15/39	1,440,365	1,505,896
Structured Asset Securities Corp.
	I.O.,
	2.100% 02/25/28 (01/01/11) (b)(c)	1,838,089	104
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	12,397,816
	5.012% 12/15/35 (b)	13,073,000	13,978,675
	5.037% 03/15/42	6,565,022	6,860,511
	5.077% 10/15/35 (01/01/11) (a)(b)(c)	10,000,000	10,749,727
	5.083% 03/15/42 (01/01/11) (b)(c)	9,575,000	10,177,577
	5.179% 07/15/42 (01/01/11) (b)(c)	6,235,000	6,363,304
	5.204% 10/15/44 (01/01/11) (b)(c)	8,550,000	9,240,721
	5.270% 12/15/44 (01/01/11) (b)(c)	7,455,000	7,991,673
	5.305% 07/15/41 (01/01/11) (b)(c)	20,000,000	21,540,620
	5.320% 12/15/44 (01/01/11) (b)(c)	11,620,000	11,907,952	(b)
	5.609% 03/15/45 (01/01/11) (b)(c)	2,305,000	2,432,560
	I.O.,
	0.247% 03/15/42 (01/01/11) (a)(b)(c)	394,586,372	1,349,525
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (a)	10,715,000	10,594,399

	Total Commercial Mortgage-Backed Securities (cost of $376,206,481)		393,834,147

Government & Agency Obligations — 17.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Republic of Italy
	5.375% 06/12/17	4,690,000	4,811,541
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			4,811,541
U.S. GOVERNMENT OBLIGATIONS — 17.4%
U.S. Treasury Bill
	(j) 01/27/11	6,000,000	5,999,621
	(j) 01/27/11	65,000,000	64,995,540

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Bonds
	3.875% 08/15/40	45,088,500	41,530,747
U.S. Treasury Notes
	0.750% 12/15/13	2,795,000	2,775,130
	1.375% 11/30/15 (k)	58,809,000	57,150,410
	2.625% 08/15/20	2,312,000	2,191,885
	2.625% 11/15/20	59,102,000	55,749,794
	3.125% 04/30/17	16,965,000	17,578,658
	3.250% 07/31/16	11,670,000	12,283,585
U.S. Treasury STRIPS
	(j) 02/15/40	60,250,000	15,778,571
	P.O.,
	(j) 11/15/21	147,545,000	98,083,637
U.S. GOVERNMENT OBLIGATIONS TOTAL			374,117,578

	Total Government & Agency Obligations (cost of $385,587,885)		378,929,119

Mortgage-Backed Securities — 14.5%
Federal Home Loan Mortgage Corp.
	12.000% 07/01/20	28,141	31,725
Federal National Mortgage Association
	4.000% 12/01/40	19,785,000	19,701,831
	4.500% 04/01/40	2,825,856	2,916,543
	4.500% 06/01/40	11,708,443	12,065,892
	4.500% 07/01/40	11,489,482	11,840,246
	5.000% 08/01/40	38,216,619	40,204,885
	5.500% 06/01/35	8,875,718	9,544,932
	5.500% 07/01/35	18,940,241	20,415,652
	5.500% 07/01/39	19,954,134	21,448,859
	5.500% 01/01/40	11,734,635	12,560,733
	5.500% 08/01/40	9,947,584	10,647,877
	6.000% 01/01/14	86,534	94,039
	6.000% 02/01/37	20,149,459	21,988,910
	6.000% 05/01/37	3,953,063	4,301,586
	6.000% 03/01/38	25,274,074	27,494,473
	6.000% 08/01/38	11,720,405	12,750,075
	6.000% 12/01/38	3,798,412	4,142,796
	6.500% 10/01/28	406,444	457,012
	6.500% 12/01/31	435,115	489,250
	6.500% 08/01/36	7,424,806	8,278,957
	TBA:

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	3.500% 01/01/41	8,750,000	8,356,250
	4.000% 01/01/41	35,000,000	34,814,080
	5.500% 01/01/41	10,500,000	11,233,362
Government National Mortgage Association
	2.625% 07/20/25 (01/01/11) (b)(c)	48,530	49,694
	9.000% 06/15/16	633	641
	9.000% 08/15/16	1,292	1,452
	9.000% 10/15/16	2,575	2,895
	TBA,
	4.500% 01/01/41	16,500,000	17,129,062

	Total Mortgage-Backed Securities (cost of $310,797,790)		312,963,709

Asset-Backed Securities — 5.2%
Bay View Auto Trust
	5.310% 06/25/14	2,961,216	2,969,967
BMW Vehicle Lease Trust
	0.820% 04/15/13	5,000,000	4,993,926
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	9,167,439
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	8,205,000	8,557,443
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	470,000	497,178
	6.950% 02/18/14	1,630,000	1,716,415
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (01/01/11) (b)(c)	11,000,000	10,393,702
	5.977% 06/25/37 (01/01/11) (b)(c)	786,940	792,999
	6.080% 06/25/37 (01/01/11) (b)(c)	11,000,000	10,881,453
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (a)	2,587,101	2,595,164
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (01/01/11) (b)(c)	3,775,000	479,357
	5.598% 03/25/36 (01/01/11) (b)(c)	1,017,684	780,953
	5.666% 08/25/35 (01/01/11) (b)(c)	2,330,000	101,441
Countrywide Asset-Backed Certificates
	0.371% 06/25/21 (01/25/11) (b)(c)(e)	249,490	222,804
	5.813% 05/25/37 (01/01/11) (b)(c)	5,964,770	2,434,378
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (a)	3,300,000	3,295,008
Ford Credit Auto Owner Trust
	4.050% 10/15/16	4,500,000	4,617,064

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.680% 06/15/12	5,422,000	5,477,994
	5.690% 11/15/12	6,000,000	6,263,795
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,840,717
	7.160% 05/20/16 (a)	3,555,000	3,822,942
Green Tree Financial Corp.
	6.870% 01/15/29	912,713	947,105
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	4,720,329
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (a)	669,982	670,035
Renaissance Home Equity Loan Trust
	5.355% 11/25/35 (01/01/11) (b)(c)	4,750,000	1,615,903
Small Business Administration Participation Certificates
	4.570% 06/01/25	2,623,263	2,765,855
	5.390% 12/01/25	679,103	731,729
	5.570% 03/01/26	2,611,568	2,818,765
	5.780% 08/01/27	4,294,125	4,600,462
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	8,067,111

	Total Asset-Backed Securities (cost of $123,442,533)		111,839,433

Municipal Bonds — 1.7%
CALIFORNIA — 0.6%
CA State
	Series 2010,
	3.950% 11/01/15	6,925,000	6,905,402
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	5,665,000	5,341,869
CALIFORNIA TOTAL			12,247,271
ILLINOIS — 0.1%
IL Chicago
	Series 2010,
	6.742% 11/01/40	1,105,000	1,089,773
ILLINOIS TOTAL			1,089,773

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 0.5%
KY Asset Liability Commission
	Series 2010,
	3.165% 04/01/18	10,885,000	10,618,100
KENTUCKY TOTAL			10,618,100
MASSACHUSETTS — 0.4%
MA State
	Series 2010:
	5.631% 06/01/30	3,785,000	3,930,912
	5.731% 06/01/40	5,175,000	5,505,216
MASSACHUSETTS TOTAL			9,436,128
NEW YORK — 0.1%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	3,500,000	3,504,305
	NEW YORK TOTAL		3,504,305

	Total Municipal Bonds (cost of $37,135,662)		36,895,577

Collateralized Mortgage Obligations — 1.6%
AGENCY — 0.7%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 03/15/19	7,075,000	7,426,119
	5.000% 03/15/28	6,840,280	6,935,364
Federal National Mortgage Association REMICS
	9.250% 03/25/18	47,107	53,490
AGENCY TOTAL			14,414,973
NON - AGENCY — 0.9%
American Mortgage Trust
	8.445% 09/27/22 (e)	7,135	4,326
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,303,353	125,771
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (a)(b)	528,006	531,249
Nomura Asset Acceptance Corp.
	5.515% 01/25/36 (01/01/11) (b)(c)	6,305,051	4,582,971
	5.957% 03/25/47 (01/01/11) (b)(c)	1,412,786	1,176,956
	6.138% 03/25/47 (01/01/11) (b)(c)	8,947,643	7,520,306
Wells Fargo Mortgage Backed Securities Trust
	6.169% 10/25/37 (01/01/11) (b)(c)	5,929,117	5,010,281
	NON-AGENCY TOTAL		18,951,860

	Total Collateralized Mortgage Obligations (cost of $42,450,151)		33,366,833

	Shares	Value ($)
Preferred Stocks — 1.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(e)(l)	8,862	89
Media Total		89
COMMUNICATIONS TOTAL		89
FINANCIALS — 1.0%
Banks — 0.2%
National City Preferred Capital Trust I	4,310,000	4,847,241
Total Banks		4,847,241
Diversified Financial Services — 0.8%
Citigroup Capital XIII	582,500	15,675,075
Diversified Financial Services Total		15,675,075
FINANCIALS TOTAL		20,522,316

	Total Preferred Stocks (cost of $19,918,708)	20,522,405

Common Stocks — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Six Flags Entertainment Corp. (l)	5,679	308,939
Hotels, Restaurants & Leisure Total		308,939
CONSUMER DISCRETIONARY TOTAL		308,939
INDUSTRIALS — 0.0%
Airlines — 0.0%
United Continental Holdings, Inc. (l)	1,493	35,563
Airlines Total		35,563
INDUSTRIALS TOTAL		35,563

	Total Common Stocks (cost of $220,325)	344,502

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I Expires 03/23/19(a)(e)(l)	10,127	101
FINANCIALS TOTAL		101

	Total Warrants (cost of $101)	101

	Par ($)	Value ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $11,289,038 (repurchase proceeds $11,063,148)	11,063,000	11,063,000

Total Short-Term Obligation (cost of $11,063,000)		11,063,000

Total Investments — 103.7% (cost of $2,211,933,513)(m)(n)		2,230,294,576

Other Assets & Liabilities, Net — (3.7)%		(79,114,050)

Net Assets — 100.0%		2,151,180,526

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$34,770,513	$—	$34,770,513
Communications	—	91,116,738	22,420	91,139,158
Consumer Cyclical	—	47,920,331	4,204,294	52,124,625
Consumer Non-Cyclical	—	82,399,152	—	82,399,152
Energy	—	119,566,351	—	119,566,351
Financials	—	397,263,474	—	397,263,474
Industrials	—	33,518,964	1,496,883	35,015,847
Technology	—	15,563,362	—	15,563,362
Utilities	—	102,693,268	—	102,693,268
Total Corporate Fixed-Income Bonds & Notes	—	924,812,153	5,723,597	930,535,750
Total Commercial Mortgage-Backed Securities	—	393,834,147	—	393,834,147
Government & Agency Obligations
Foreign Governments Obligations	—	4,811,541	—	4,811,541
U.S. Government Obligations	149,288,986	224,828,592	—	374,117,578
Total Government & Agency Obligations	149,288,986	229,640,133	—	378,929,119
Total Mortgage-Backed Securities	71,532,754	241,430,955	—	312,963,709
Total Asset-Backed Securities	—	111,839,433	—	111,839,433
Total Municipal Bonds	—	36,895,577	—	36,895,577
Collateralized Mortgage Obligations
Agency	—	14,414,973	—	14,414,973
Non - Agency	—	18,947,534	4,326	18,951,860
Total Collateralized Mortgage Obligations	—	33,362,507	4,326	33,366,833
Preferred Stocks
Communications	—	—	89	89
Financials	15,675,075	4,847,241	—	20,522,316
Total Preferred Stocks	15,675,075	4,847,241	89	20,522,405
Total Common Stocks	344,502	—	—	344,502
Total Warrants	—	—	101	101
Total Short-Term Obligation	—	11,063,000	—	11,063,000
Total Investments	236,841,317	1,987,725,146	5,728,113	2,230,294,576
Unrealized Appreciation on Credit Default Swap Contracts	—	389,992	—	389,992
Unrealized Depreciation on Credit Default Swap Contracts	—	(2,045,794)	—	(2,045,794)
Unrealized Appreciation on Futures Contracts	11,350,716	—	—	11,350,716
Unrealized Depreciation on Futures Contracts	(239,194)	—	—	(239,194)
Total	$247,952,839	$1,986,069,344	$5,728,113	$2,239,750,296

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Fixed Income Bonds & Notes, Preferred Stock, and Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.  Certain Collateralized Mortgage Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$22,420	$510	$—	$(510)	$—	$—	$—	$—	$22,420
Consumer Cyclical	4,982,801	—	95,922	110,890	—	(985,319)	—	—	4,204,294
Industrials	1,604,722	—	—	304,446	—	(412,285)	—	—	1,496,883
Collateralized Mortgage Obligations
Non-Agency	4,573	—	32	128	—	(407)	—	—	4,326
Warrants
Financials	101	—	—	—	—	—	—	—	101
Preferred Stock
Communications	89	—	—	—	—	—	—	—	89
	$6,614,706	$510	$95,954	$414,954	$—	$(1,398,011)	$—	$—	$5,728,113

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $414,954.

(a)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, except for the following, amounted to $238,714,837, which represents 11.1% of net assets.

Security	Acquisition Date	Par/Shares/Units	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	8,862	$89	$89
CNB Capital Trust I Expires 03/23/19	03/26/09	10,127	101	101
Six Flags, Inc. 9.625% 06/01/14	05/07/10	$287,000	—	—
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	$1,182,109	1,182,109	1,319,305
Wind Acquisition Finance SA 11.750% 07/15/17	11/15/10	$951,000	—	—
				$1,319,495

(b)   The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.

(c)   Parenthetical date represents the next interest rate reset date for the security.

(d)   Loan participation agreement.

(e)   Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of these securities amounted to $249,740, which represents less than 0.01% of net assets.

(f)    Security has no value.

(g)   Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(h)   Investments in affiliates during the nine months ended December 31, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 5.700% 05/02/17	$6,898,325	$—	$2,069,688	$29,695	$—
Merrill Lynch & Co., Inc. 6.050% 08/15/12	1,602,008	—	—	7,562	—

Total	$8,500,333	$—	$2,069,688	$37,257	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)    The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $5,949,031, which represents 0.3% of net assets.

(j)    Zero coupon bond.

(k)   A portion of this security with a market value of $5,830,782 is pledged as collateral for open futures contracts.

(l)    Non-income producing security.

(m)  Cost for federal income tax purposes is $2,213,424,675.

(n)   Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$89,204,997	$(72,335,096)	$16,869,901

At December 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$13,000,000	$567,375	$206,193
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	5,000,000	158,984	(74,281)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	15,000,000	(253,193)	(124,473)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	19,095,000	1,029,002	(386,782)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	1,500,000	56,225	(29,929)
BNP Paribas	Marriott International, Inc.	Buy	1.000%	12/20/15	8,445,000	(40,339)	(53,558)
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	13,905,000	1,196,961	(697,265)
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	6,160,000	209,506	(102,942)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	11,600,000	506,225	183,799
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	14,700,000	558,201	(299,632)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	11,500,000	542,145	(273,628)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	1,325,000	(30,233)	(3,304)
							$(1,655,802)

At September 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes	1,126	$246,488,438	$246,731,091	March-2011	$242,653
5-Year U.S. Treasury Notes	2,783	327,611,281	332,851,402	March-2011	5,240,121
10-Year U.S. Treasury Notes	442	53,233,375	54,136,126	March-2011	902,751
30-Year U.S. Treasury Bonds	915	111,744,375	116,709,566	March-2011	4,965,191
Ultra Long U.S. Treasury Bonds	273	34,696,594	34,457,399	March-2011	(239,194)
					$11,111,522

At December 31, 2010, cash of $2,180,000 was pledged as collateral for open futures contracts.

Acronym	Name
I.O.	Interest Only
PIK	Payment-In-Kind
P.O.	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia International Growth Fund

	Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 13.4%
Auto Components — 0.9%
Autoliv, Inc.	17,023	1,343,796
Auto Components Total		1,343,796
Automobiles — 2.4%
Fuji Heavy Industries Ltd.	128,000	992,278
Honda Motor Co., Ltd.	35,800	1,414,946
Nissan Motor Co., Ltd.	121,400	1,154,613
Automobiles Total		3,561,837
Hotels, Restaurants & Leisure — 1.4%
Compass Group PLC	122,604	1,110,592
Ohsho Food Service Corp.	40,000	911,238
Hotels, Restaurants & Leisure Total		2,021,830
Household Durables — 3.6%
Arnest One Corp.	77,300	992,276
Foster Electric Co., Ltd.	55,300	1,638,356
Persimmon PLC	136,347	886,027
SEB SA	17,375	1,804,752
Household Durables Total		5,321,411
Internet & Catalog Retail — 0.6%
DeNA Co., Ltd.	24,300	871,280
Internet & Catalog Retail Total		871,280
Specialty Retail — 2.5%
Game Group PLC	508,843	555,336
Halfords Group PLC	94,165	670,934
Kingfisher PLC	255,179	1,047,935
Yamada Denki Co., Ltd.	19,400	1,322,885
Specialty Retail Total		3,597,090
Textiles, Apparel & Luxury Goods — 2.0%
Adidas AG	27,504	1,796,498
Hugo Boss AG	16,642	1,095,071
Textiles, Apparel & Luxury Goods Total		2,891,569
CONSUMER DISCRETIONARY TOTAL		19,608,813
CONSUMER STAPLES — 15.3%
Beverages — 1.1%
Carlsberg A/S, Class B	15,395	1,540,674
Beverages Total		1,540,674
Food & Staples Retailing — 5.7%
George Weston Ltd.	21,800	1,846,083
Koninklijke Ahold NV	179,674	2,371,211
Seven & I Holdings Co., Ltd.	67,400	1,800,211

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tesco PLC	169,970	1,126,250
Woolworths Ltd.	44,780	1,235,253
Food & Staples Retailing Total		8,379,008
Food Products — 5.5%
Balrampur Chini Mills Ltd.	391,128	771,497
Marine Harvest ASA	1,488,236	1,572,762
Nestle SA, Registered Shares	66,915	3,919,715
Unilever NV	55,831	1,738,342
Food Products Total		8,002,316
Household Products — 1.3%
Reckitt Benckiser Group PLC	35,735	1,963,933
Household Products Total		1,963,933
Personal Products — 1.2%
Dr. Ci:Labo Co., Ltd.	452	1,758,447
Personal Products Total		1,758,447
Tobacco — 0.5%
British American Tobacco PLC	19,180	736,673
Tobacco Total		736,673
CONSUMER STAPLES TOTAL		22,381,051
ENERGY — 4.6%
Energy Equipment & Services — 3.3%
Core Laboratories NV	23,134	2,060,083
Shinko Plantech Co., Ltd.	129,100	1,191,386
Tecnicas Reunidas SA	24,302	1,547,269
Energy Equipment & Services Total		4,798,738
Oil, Gas & Consumable Fuels — 1.3%
BG Group PLC	30,416	614,584
Rosneft Oil Co., GDR	186,039	1,332,039
Oil, Gas & Consumable Fuels Total		1,946,623
ENERGY TOTAL		6,745,361
FINANCIALS — 11.9%
Capital Markets — 1.5%
ICAP PLC	114,783	957,426
Investec PLC	149,844	1,231,186
Capital Markets Total		2,188,612
Commercial Banks — 5.6%
Banco Santander SA	102,805	1,092,335
BNP Paribas	29,044	1,847,815
HSBC Holdings PLC	309,114	3,137,907
Standard Chartered PLC	31,147	837,925

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Turkiye Is Bankasi, Class C	175,452	624,991
Westpac Banking Corp.	28,734	652,733
Commercial Banks Total		8,193,706
Insurance — 1.8%
Mapfre SA	352,687	980,418
Zurich Financial Services AG, Registered Shares	6,362	1,647,770
Insurance Total		2,628,188
Real Estate Investment Trusts (REITs) — 1.1%
Japan Retail Fund Investment Corp.	775	1,486,153
Real Estate Investment Trusts (REITs) Total		1,486,153
Real Estate Management & Development — 1.9%
Hongkong Land Holdings Ltd.	200,000	1,444,000
Huaku Development Co., Ltd.	443,614	1,344,999
Real Estate Management & Development Total		2,788,999
FINANCIALS TOTAL		17,285,658
HEALTH CARE — 7.0%
Biotechnology — 1.2%
Amgen, Inc. (a)	17,911	983,314
CSL Ltd.	20,543	762,503
Biotechnology Total		1,745,817
Health Care Providers & Services — 1.0%
Miraca Holdings, Inc.	37,000	1,489,648
Health Care Providers & Services Total		1,489,648
Pharmaceuticals — 4.8%
AstraZeneca PLC	16,729	762,121
Novo-Nordisk A/S, Class B	21,238	2,390,441
Roche Holding AG, Genusschein Shares	17,294	2,535,171
Santen Pharmaceutical Co., Ltd.	36,400	1,264,224
Pharmaceuticals Total		6,951,957
HEALTH CARE TOTAL		10,187,422
INDUSTRIALS — 18.0%
Aerospace & Defense — 0.8%
Saab AB, Class B	66,093	1,209,100
Aerospace & Defense Total		1,209,100
Building Products — 1.0%
Asahi Glass Co., Ltd.	125,000	1,459,369
Building Products Total		1,459,369
Commercial Services & Supplies — 0.9%
Toppan Printing Co., Ltd.	142,000	1,296,517
Commercial Services & Supplies Total		1,296,517

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.7%
Bouygues SA	26,907	1,159,755
Macmahon Holdings Ltd.	2,285,063	1,227,011
Construction & Engineering Total		2,386,766
Electrical Equipment — 4.5%
Bekaert NV	15,006	1,722,511
Mitsubishi Electric Corp.	179,000	1,876,756
Schneider Electric SA	10,731	1,606,061
Sumitomo Electric Industries Ltd.	96,400	1,337,945
Electrical Equipment Total		6,543,273
Industrial Conglomerates — 3.6%
DCC PLC	48,019	1,514,359
Koninklijke Philips Electronics NV	71,026	2,175,384
Siemens AG, Registered Shares	12,960	1,604,510
Industrial Conglomerates Total		5,294,253
Machinery — 2.3%
MAN SE	14,194	1,687,611
Scania AB, Class B	28,965	666,630
Wartsila Oyj	13,666	1,043,150
Machinery Total		3,397,391
Marine — 0.6%
A.P. Moller - Maersk A/S, Class B	96	869,561
Marine Total		869,561
Professional Services — 0.6%
Atkins WS PLC	79,864	872,234
Professional Services Total		872,234
Trading Companies & Distributors — 1.6%
ITOCHU Corp.	114,600	1,158,982
Kloeckner & Co., SE (a)	43,413	1,218,486
Trading Companies & Distributors Total		2,377,468
Transportation Infrastructure — 0.4%
Zhejiang Expressway Co., Ltd., Class H	624,000	612,536
Transportation Infrastructure Total		612,536
INDUSTRIALS TOTAL		26,318,468
INFORMATION TECHNOLOGY — 6.8%
Communications Equipment — 0.5%
O-Net Communications Group Ltd. (a)	940,000	660,303
Communications Equipment Total		660,303

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 3.2%
FUJIFILM Holdings Corp.	47,100	1,701,494
Halma PLC	104,988	587,635
Murata Manufacturing Co., Ltd.	27,300	1,911,608
Young Fast Optoelectronics Co., Ltd.	48,000	458,491
Electronic Equipment, Instruments & Components Total		4,659,228
Internet Software & Services — 1.1%
Tencent Holdings Ltd.	76,300	1,678,584
Internet Software & Services Total		1,678,584
Office Electronics — 0.5%
Canon, Inc.	14,900	763,843
Office Electronics Total		763,843
Semiconductors & Semiconductor Equipment — 0.6%
Shinko Electric Industries Co., Ltd.	76,600	858,317
Semiconductors & Semiconductor Equipment Total		858,317
Software — 0.9%
Autonomy Corp. PLC (a)	54,542	1,279,798
Software Total		1,279,798
INFORMATION TECHNOLOGY TOTAL		9,900,073
MATERIALS — 16.2%
Chemicals — 3.2%
Hitachi Chemical Co., Ltd.	62,300	1,288,706
Kemira OYJ	101,925	1,594,411
Nitto Denko Corp.	40,000	1,882,216
Chemicals Total		4,765,333
Construction Materials — 0.7%
PT Indocement Tunggal Prakarsa Tbk	567,000	1,002,939
Construction Materials Total		1,002,939
Containers & Packaging — 0.8%
Smurfit Kappa Group PLC (a)	122,383	1,193,845
Containers & Packaging Total		1,193,845
Metals & Mining — 11.5%
Anglo American PLC	42,589	2,214,788
Aurubis AG	13,125	775,093
BHP Billiton PLC	157,003	6,244,421
Eastern Platinum Ltd. (a)	555,500	988,871
Eurasian Natural Resources Corp. PLC	78,104	1,276,169
Freeport-McMoRan Copper & Gold, Inc.	8,197	984,378

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Rio Tinto Ltd.	48,784	4,264,636
Metals & Mining Total		16,748,356
MATERIALS TOTAL		23,710,473
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.1%
Tele2 AB, Class B	76,243	1,592,926
Diversified Telecommunication Services Total		1,592,926
Wireless Telecommunication Services — 1.3%
Advanced Info Service PCL, Foreign Registered Shares	179,000	504,727
Softbank Corp.	40,200	1,390,866
Wireless Telecommunication Services Total		1,895,593
TELECOMMUNICATION SERVICES TOTAL		3,488,519
UTILITIES — 2.4%
Gas Utilities — 0.7%
PT Perusahaan Gas Negara Tbk	1,963,000	963,432
Gas Utilities Total		963,432
Independent Power Producers & Energy Traders — 1.3%
International Power PLC	289,506	1,975,189
Independent Power Producers & Energy Traders Total		1,975,189
Multi-Utilities — 0.4%
RWE AG	8,855	590,763
Multi-Utilities Total		590,763
UTILITIES TOTAL		3,529,384
Total Common Stocks (cost of $109,535,972)		143,155,222
Preferred Stock — 1.6%
CONSUMER STAPLES — 1.6%
Household Products — 1.6%
Henkel AG & Co., KGaA	37,145	2,308,652
Household Products Total		2,308,652
CONSUMER STAPLES TOTAL		2,308,652
Total Preferred Stock (cost of $1,872,628)		2,308,652
Investment Company — 0.9%
iShares MSCI EAFE Index Fund	24,592	1,431,992

Total Investment Companies (cost of $1,429,260)		1,431,992

6

		Par ($)	Value ($)
Short-Term Obligation — 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $124,375 (repurchase proceeds $119,002)	119,000	119,000
	Total Short-Term Obligation (cost of $119,000)		119,000

	Total Investments — 100.6% (cost of $112,956,860)(b)(c)		147,014,866

	Other Assets & Liabilities, Net — (0.6)%		(937,530)

	Net Assets — 100.0%		146,077,336

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If event materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,343,796	$18,265,017	$—	$19,608,813
Consumer Staples	1,846,083	20,534,968	—	22,381,051
Energy	3,392,122	3,353,239	—	6,745,361
Financials	1,444,000	15,841,658	—	17,285,658
Health Care	983,314	9,204,108	—	10,187,422
Industrials	—	26,318,468	—	26,318,468
Information Technology	—	9,900,073	—	9,900,073
Materials	1,973,249	21,737,224	—	23,710,473
Telecommunication Services	—	3,488,519	—	3,488,519
Utilities	—	3,529,384	—	3,529,384
Total Common Stocks	10,982,564	132,172,658	—	143,155,222
Total Preferred Stock	—	2,308,652	—	2,308,652
Total Investment Company	1,431,992	—	—	1,431,992
Total Short-Term Obligation	—	119,000	—	119,000
Total Investments	12,414,556	134,600,310	—	147,014,866
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	883,817	—	883,817
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(608,292)	—	(608,292)
Total	$12,414,556	$134,875,835	$—	$147,290,391

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $112,956,860.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$36,244,533	$(2,186,527)	$34,058,006

9

For the nine months ended December 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	409	$12,441
Options written	5,683	234,038
Options terminated in closing purchase transactions	(2,242)	(123,052)
Options exercised	(1,735)	(12,269)
Options expired	(2,115)	(111,158)
Options outstanding at December 31, 2010	—	$—

Forward foreign currency exchange contracts outstanding on December 31, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services Inc	AUD	$5,381,427	$5,238,439	02/10/11	$142,988
Morgan Stanley Capital Services Inc	CAD	1,143,697	1,124,193	02/10/11	19,504
Morgan Stanley Capital Services Inc	CHF	8,394,203	8,077,572	02/10/11	316,631
Morgan Stanley Capital Services Inc	DKK	749,833	743,488	02/10/11	6,345
Morgan Stanley Capital Services Inc	EUR	3,130,696	3,061,868	02/10/11	68,828
Morgan Stanley Capital Services Inc	GBP	8,709,914	9,011,768	02/10/11	(301,854)
Morgan Stanley Capital Services Inc	ILS	770,051	747,546	02/10/11	22,505
Morgan Stanley Capital Services Inc	JPY	596,497	583,279	02/10/11	13,218
Morgan Stanley Capital Services Inc	SEK	1,963,754	1,930,281	02/10/11	33,473
Morgan Stanley Capital Services Inc	SGD	3,010,232	2,999,981	02/10/11	10,251
					$331,889

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services Inc	AUD	$609,929	$585,876	02/10/11	$(24,053)
Morgan Stanley Capital Services Inc	CAD	3,775,806	3,739,425	02/10/11	(36,381)
Morgan Stanley Capital Services Inc	CHF	898,806	839,789	02/10/11	(59,017)
Morgan Stanley Capital Services Inc	DKK	3,639,102	3,729,001	02/10/11	89,899
Morgan Stanley Capital Services Inc	EUR	6,248,031	6,401,108	02/10/11	153,077
Morgan Stanley Capital Services Inc	GBP	3,776,686	3,763,830	02/10/11	(12,856)
Morgan Stanley Capital Services Inc	JPY	5,015,681	4,939,130	02/10/11	(76,551)
Morgan Stanley Capital Services Inc	NOK	755,600	744,648	02/10/11	(10,952)
Morgan Stanley Capital Services Inc	RUB	1,060,088	1,051,231	02/10/11	(8,857)
Morgan Stanley Capital Services Inc	SEK	591,324	580,833	02/10/11	(10,491)
Morgan Stanley Capital Services Inc	SGD	292,997	284,753	02/10/11	(8,244)
Morgan Stanley Capital Services Inc	THB	587,969	595,067	02/10/11	7,098
Morgan Stanley Capital Services Inc	TWD	1,918,566	1,859,530	02/10/11	(59,036)
					$(56,364)

10

Acronym	Name

ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Mid Cap Core Fund

	Shares	Value ($)*
Common Stocks — 100.5%
CONSUMER DISCRETIONARY — 15.2%
Auto Components — 3.3%
Autoliv, Inc.	14,212	1,121,895
BorgWarner, Inc. (a)	11,982	867,018
Tenneco, Inc. (a)	10,326	425,018
Auto Components Total		2,413,931
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	11,262	519,291
Chipotle Mexican Grill, Inc. (a)	1,787	380,023
Darden Restaurants, Inc.	12,492	580,128
Las Vegas Sands Corp. (a)	14,670	674,087
Hotels, Restaurants & Leisure Total		2,153,529
Media — 2.7%
CBS Corp., Class B	40,019	762,362
Scripps Networks Interactive Inc., Class A	11,980	619,965
Viacom, Inc., Class B	13,442	532,438
Media Total		1,914,765
Multiline Retail — 2.4%
Family Dollar Stores, Inc.	19,975	992,957
Nordstrom, Inc.	16,650	705,627
Multiline Retail Total		1,698,584
Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A	12,644	728,674
Limited Brands, Inc.	30,499	937,234
Ross Stores, Inc.	16,471	1,041,791
Specialty Retail Total		2,707,699
CONSUMER DISCRETIONARY TOTAL		10,888,508
CONSUMER STAPLES — 4.5%
Beverages — 0.8%
Molson Coors Brewing Co., Class B	12,198	612,218
Beverages Total		612,218
Food Products — 2.1%
Hershey Co.	11,934	562,688
Mead Johnson Nutrition Co., Class A	14,886	926,653
Food Products Total		1,489,341
Personal Products — 1.6%
Avon Products, Inc.	18,706	543,596

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Estée Lauder Companies, Inc., Class A	7,715	622,601
Personal Products Total		1,166,197
CONSUMER STAPLES TOTAL		3,267,756
ENERGY — 10.7%
Energy Equipment & Services — 6.4%
Dresser-Rand Group, Inc. (a)	20,535	874,585
Nabors Industries Ltd. (a)	20,678	485,106
National-Oilwell Varco, Inc.	13,476	906,261
Oceaneering International, Inc. (a)	5,035	370,727
Oil States International, Inc. (a)	8,933	572,516
Rowan Companies, Inc. (a)	17,046	595,076
Weatherford International Ltd. (a)	34,846	794,489
Energy Equipment & Services Total		4,598,760
Oil, Gas & Consumable Fuels — 4.3%
Alpha Natural Resources, Inc. (a)	14,701	882,501
Continental Resources, Inc. (a)	13,365	786,530
Forest Oil Corp. (a)	19,475	739,466
Newfield Exploration Co. (a)	9,531	687,281
Oil, Gas & Consumable Fuels Total		3,095,778
ENERGY TOTAL		7,694,538
FINANCIALS — 17.9%
Capital Markets — 4.0%
Franklin Resources, Inc.	5,972	664,146
Greenhill & Co., Inc.	4,106	335,378
Raymond James Financial, Inc.	23,547	769,987
T. Rowe Price Group, Inc.	17,250	1,113,315
Capital Markets Total		2,882,826
Commercial Banks — 2.0%
Fifth Third Bancorp.	55,004	807,459
Huntington Bancshares, Inc.	88,923	610,901
Commercial Banks Total		1,418,360
Consumer Finance — 1.1%
Discover Financial Services	43,189	800,292
Consumer Finance Total		800,292
Diversified Financial Services — 2.0%
CME Group, Inc.	2,783	895,430
IntercontinentalExchange, Inc. (a)	4,746	565,486
Diversified Financial Services Total		1,460,916
Insurance — 6.0%
Axis Capital Holdings Ltd.	24,613	883,114

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Lincoln National Corp.	33,318	926,573
Progressive Corp.	29,024	576,707
Torchmark Corp.	11,934	712,937
Unum Group	18,539	449,015
XL Group PLC	32,684	713,165
Insurance Total		4,261,511
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	6,623	485,201
Equity Lifestyle Properties, Inc.	8,621	482,173
Federal Realty Investment Trust	5,827	454,098
Mid-America Apartment Communities, Inc.	8,933	567,156
Real Estate Investment Trusts (REITs) Total		1,988,628
FINANCIALS TOTAL		12,812,533
HEALTH CARE — 8.2%
Biotechnology — 1.4%
Dendreon Corp. (a)	19,247	672,105
Human Genome Sciences, Inc. (a)	14,361	343,085
Biotechnology Total		1,015,190
Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp. (a)	8,078	653,025
Health Care Equipment & Supplies Total		653,025
Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	21,900	747,228
CIGNA Corp.	16,194	593,672
Coventry Health Care, Inc. (a)	19,056	503,078
Humana, Inc. (a)	7,524	411,864
Universal Health Services, Inc., Class B	14,443	627,115
Health Care Providers & Services Total		2,882,957
Pharmaceuticals — 1.9%
Hospira, Inc. (a)	10,805	601,731
Watson Pharmaceuticals, Inc. (a)	14,276	737,355
Pharmaceuticals Total		1,339,086
HEALTH CARE TOTAL		5,890,258
INDUSTRIALS — 14.2%
Aerospace & Defense — 2.1%
Goodrich Corp.	8,821	776,866
TransDigm Group, Inc. (a)	10,136	729,893
Aerospace & Defense Total		1,506,759

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 1.0%
Delta Air Lines, Inc. (a)	54,953	692,408
Airlines Total		692,408
Building Products — 1.2%
Owens Corning (a)	28,179	877,776
Building Products Total		877,776
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	20,047	551,894
Commercial Services & Supplies Total		551,894
Construction & Engineering — 0.7%
Foster Wheeler AG (a)	14,062	485,420
Construction & Engineering Total		485,420
Machinery — 6.3%
Cummins, Inc.	11,434	1,257,854
Dover Corp.	7,781	454,799
Flowserve Corp.	4,903	584,536
Ingersoll-Rand PLC	20,833	981,026
Joy Global, Inc.	14,260	1,237,055
Machinery Total		4,515,270
Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	18,015	735,192
Road & Rail Total		735,192
Trading Companies & Distributors — 1.1%
W.W. Grainger, Inc.	5,970	824,517
Trading Companies & Distributors Total		824,517
INDUSTRIALS TOTAL		10,189,236
INFORMATION TECHNOLOGY — 15.6%
Computers & Peripherals — 0.5%
SanDisk Corp. (a)	7,016	349,818
Computers & Peripherals Total		349,818
Electronic Equipment, Instruments & Components — 1.3%
Tyco Electronics Ltd.	25,268	894,487
Electronic Equipment, Instruments & Components Total		894,487
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)	14,344	674,885
Internet Software & Services Total		674,885
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A (a)	8,077	591,963

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Teradata Corp. (a)	16,566	681,857
IT Services Total		1,273,820
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. (a)	116,406	952,201
Atmel Corp. (a)	43,354	534,121
Avago Technologies Ltd.	22,066	628,219
Lam Research Corp. (a)	16,411	849,762
Linear Technology Corp.	20,890	722,585
Silicon Laboratories, Inc. (a)	17,226	792,741
Semiconductors & Semiconductor Equipment Total		4,479,629
Software — 4.9%
ANSYS, Inc. (a)	15,049	783,602
Autodesk, Inc. (a)	22,905	874,971
Intuit, Inc. (a)	10,486	516,960
Nuance Communications, Inc. (a)	36,230	658,661
TIBCO Software, Inc. (a)	33,913	668,425
Software Total		3,502,619
INFORMATION TECHNOLOGY TOTAL		11,175,258
MATERIALS — 7.4%
Chemicals — 4.4%
Air Products & Chemicals, Inc.	7,115	647,109
Celanese Corp., Series A	21,271	875,727
LyondellBasell Industries NV, Class A (a)	19,719	678,334
Sherwin-Williams Co.	11,137	932,724
Chemicals Total		3,133,894
Containers & Packaging — 1.1%
Packaging Corp. of America	30,428	786,259
Containers & Packaging Total		786,259
Metals & Mining — 1.9%
Allegheny Technologies, Inc.	16,309	899,931
United States Steel Corp.	8,596	502,178
Metals & Mining Total		1,402,109
MATERIALS TOTAL		5,322,262
TELECOMMUNICATION SERVICES — 2.3%
Diversified Telecommunication Services — 0.8%
Qwest Communications International, Inc.	72,585	552,372
Diversified Telecommunication Services Total		552,372
Wireless Telecommunication Services — 1.5%
Millicom International Cellular SA	4,897	468,153

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
NII Holdings, Inc. (a)	13,397	598,310
Wireless Telecommunication Services Total		1,066,463
TELECOMMUNICATION SERVICES TOTAL		1,618,835
UTILITIES — 4.5%
Electric Utilities — 2.7%
Allegheny Energy, Inc.	21,622	524,117
DPL, Inc.	25,305	650,592
Edison International	20,643	796,820
Electric Utilities Total		1,971,529
Multi-Utilities — 1.8%
CMS Energy Corp.	32,542	605,281
PG&E Corp.	13,599	650,576
Multi-Utilities Total		1,255,857
UTILITIES TOTAL		3,227,386

Total Common Stocks (cost of $53,266,284)		72,086,570

Total Investments — 100.5% (cost of $53,266,284)(b)(c)		72,086,570

Other Assets & Liabilities, Net — (0.5)%		(329,361)

Net Assets — 100.0%		71,757,209

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$72,086,570	$—	$—	$72,086,570
Total Investments	$72,086,570	$—	$—	$72,086,570

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $53,266,284.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,879,693	$(59,407)	$18,820,286

7

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Pacific/Asia Fund

	Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 13.5%
Auto Components — 2.0%
Exedy Corp.	14,300	463,862
Hyundai Mobis	1,707	427,346
Auto Components Total		891,208
Automobiles — 4.3%
Fuji Heavy Industries Ltd.	43,000	333,344
Honda Motor Co., Ltd.	15,500	612,616
Nissan Motor Co., Ltd.	59,200	563,040
Toyota Motor Corp.	9,300	366,227
Automobiles Total		1,875,227
Distributors — 0.7%
Li & Fung Ltd.	54,000	315,755
Distributors Total		315,755
Hotels, Restaurants & Leisure — 0.4%
7 Days Group Holdings Ltd., ADR (a)	8,939	190,401
Hotels, Restaurants & Leisure Total		190,401
Household Durables — 1.6%
Arnest One Corp.	29,500	378,682
Foster Electric Co., Ltd.	10,100	299,230
Household Durables Total		677,912
Internet & Catalog Retail — 0.6%
GS Home Shopping, Inc.	2,733	263,053
Internet & Catalog Retail Total		263,053
Media — 1.5%
Daiichikosho Co., Ltd.	32,900	638,432
Media Total		638,432
Specialty Retail — 1.3%
Autobacs Seven Co., Ltd.	6,600	259,162
Belle International Holdings Ltd.	172,000	289,883
Specialty Retail Total		549,045
Textiles, Apparel & Luxury Goods — 1.1%
Trinity Ltd.	213,603	225,343
Weiqiao Textile Co., Ltd., Class H	257,072	259,294
Textiles, Apparel & Luxury Goods Total		484,637
CONSUMER DISCRETIONARY TOTAL		5,885,670
CONSUMER STAPLES — 1.9%
Food & Staples Retailing — 0.9%
Lianhua Supermarket Holdings Co., Ltd., Class H	86,017	411,117
Food & Staples Retailing Total		411,117

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.6%
Charoen Pokphand Foods PCL, Foreign Registered Shares	270,000	221,231
China Milk Products Group Ltd. (a)(b)	595,000	32,454
Food Products Total		253,685
Personal Products — 0.4%
Dr. Ci:Labo Co., Ltd.	39	151,724
Personal Products Total		151,724
CONSUMER STAPLES TOTAL		816,526
ENERGY — 5.5%
Energy Equipment & Services — 0.9%
Shinko Plantech Co., Ltd.	44,800	413,432
Energy Equipment & Services Total		413,432
Oil, Gas & Consumable Fuels — 4.6%
China Shenhua Energy Co., Ltd., Class H	33,000	138,406
CNOOC Ltd.	254,000	605,851
JX Holdings, Inc.	47,900	324,384
Oil & Natural Gas Corp., Ltd.	16,977	490,441
Yanzhou Coal Mining Co., Ltd., Class H	140,000	426,873
Oil, Gas & Consumable Fuels Total		1,985,955
ENERGY TOTAL		2,399,387
FINANCIALS — 25.9%
Commercial Banks — 15.2%
Australia & New Zealand Banking Group Ltd.	16,002	382,166
Bangkok Bank PCL, Foreign Registered Shares	95,600	465,874
Bank of Baroda	28,739	576,515
Bank of China Ltd., Class H	994,000	525,594
Commonwealth Bank of Australia	15,564	808,201
Industrial & Commercial Bank of China, Class H	699,100	518,964
Mitsubishi UFJ Financial Group, Inc.	65,400	353,367
Oversea-Chinese Banking Corp., Ltd.	70,000	538,902
PT Bank Rakyat Indonesia Persero Tbk	241,000	280,615
Siam Commercial Bank PCL, Foreign Registered Shares	93,400	320,680
Sumitomo Mitsui Financial Group, Inc.	25,500	907,673
Union Bank of India	43,103	336,418

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Westpac Banking Corp.	26,951	612,230
Commercial Banks Total		6,627,199
Diversified Financial Services — 2.6%
Challenger Ltd.	72,807	349,995
Fuyo General Lease Co., Ltd.	11,000	359,902
ORIX Corp.	4,340	426,688
Diversified Financial Services Total		1,136,585
Insurance — 1.6%
Dongbu Insurance Co., Ltd.	10,230	405,408
QBE Insurance Group Ltd.	15,227	282,671
Insurance Total		688,079
Real Estate Investment Trusts (REITs) — 2.1%
Advance Residence Investment Corp. (a)	201	449,885
Japan Retail Fund Investment Corp.	240	460,228
Real Estate Investment Trusts (REITs) Total		910,113
Real Estate Management & Development — 4.4%
Ho Bee Investment Ltd.	264,000	333,253
Hongkong Land Holdings Ltd.	75,000	541,500
Huaku Development Co., Ltd.	163,644	496,154
Swire Pacific Ltd., Class A	33,200	545,873
Real Estate Management & Development Total		1,916,780
FINANCIALS TOTAL		11,278,756
HEALTH CARE — 2.6%
Health Care Equipment & Supplies — 1.5%
St. Shine Optical Co., Ltd.	31,000	412,532
Sysmex Corp.	3,600	249,496
Health Care Equipment & Supplies Total		662,028
Health Care Providers & Services — 1.1%
Miraca Holdings, Inc.	11,300	454,947
Health Care Providers & Services Total		454,947
HEALTH CARE TOTAL		1,116,975
INDUSTRIALS — 13.8%
Building Products — 1.0%
Asahi Glass Co., Ltd.	37,000	431,973
Building Products Total		431,973
Commercial Services & Supplies — 0.8%
Aeon Delight Co., Ltd.	16,900	332,704
Commercial Services & Supplies Total		332,704
Construction & Engineering — 1.7%
CTCI Corp.	258,000	288,471

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Macmahon Holdings Ltd.	514,789	276,426
Monadelphous Group Ltd.	9,893	185,170
Construction & Engineering Total		750,067
Electrical Equipment — 0.5%
Nidec Corp.	2,000	201,670
Electrical Equipment Total		201,670
Industrial Conglomerates — 1.8%
Fraser & Neave Ltd.	80,000	399,579
Jardine Matheson Holdings Ltd.	8,279	364,276
Industrial Conglomerates Total		763,855
Machinery — 3.1%
Fanuc Ltd.	3,700	567,603
Komatsu Ltd.	10,500	317,405
Sany Heavy Equipment International Holdings Co., Ltd.	132,000	195,975
Sintokogio Ltd.	26,400	250,840
Machinery Total		1,331,823
Road & Rail — 0.6%
Transport International Holdings Ltd.	86,521	284,403
Road & Rail Total		284,403
Trading Companies & Distributors — 3.3%
ITOCHU Corp.	74,700	755,462
Mitsubishi Corp.	25,500	689,587
Trading Companies & Distributors Total		1,445,049
Transportation Infrastructure — 1.0%
SATS Ltd.	130,000	291,737
Zhejiang Expressway Co., Ltd., Class H	166,000	162,950
Transportation Infrastructure Total		454,687
INDUSTRIALS TOTAL		5,996,231
INFORMATION TECHNOLOGY — 15.6%
Communications Equipment — 0.7%
O-Net Communications Group Ltd. (a)	393,000	276,063
Communications Equipment Total		276,063
Computers & Peripherals — 0.9%
Wistron Corp.	192,422	392,018
Computers & Peripherals Total		392,018
Electronic Equipment, Instruments & Components — 4.0%
FUJIFILM Holdings Corp.	12,400	447,952
Hitachi Ltd.	97,000	517,558

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Hon Hai Precision Industry Co., Ltd.	58,154	234,359
Venture Corp., Ltd.	52,000	375,206
Young Fast Optoelectronics Co., Ltd.	18,765	179,241
Electronic Equipment, Instruments & Components Total		1,754,316
Internet Software & Services — 1.5%
Baidu, Inc., ADR (a)	2,433	234,857
Tencent Holdings Ltd.	19,100	420,196
Internet Software & Services Total		655,053
Office Electronics — 2.0%
Canon, Inc.	17,200	881,752
Office Electronics Total		881,752
Semiconductors & Semiconductor Equipment — 5.1%
Macronix International	645,000	451,289
Samsung Electronics Co., Ltd.	1,542	1,288,598
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,403	469,034
Semiconductors & Semiconductor Equipment Total		2,208,921
Software — 1.4%
Kingdee International Software Group Co., Ltd.	432,000	242,322
Nintendo Co., Ltd.	1,300	381,398
Software Total		623,720
INFORMATION TECHNOLOGY TOTAL		6,791,843
MATERIALS — 11.9%
Chemicals — 4.0%
Capro Corp. (a)	15,130	272,465
Hitachi Chemical Co., Ltd.	10,800	223,403
Huabao International Holdings Ltd.	200,000	329,354
Kansai Paint Co., Ltd.	50,000	483,765
Nitto Denko Corp.	9,400	442,321
Chemicals Total		1,751,308
Construction Materials — 0.8%
PT Indocement Tunggal Prakarsa Tbk	186,000	329,006
Construction Materials Total		329,006
Containers & Packaging — 0.8%
Cheng Loong Corp.	764,000	361,607
Containers & Packaging Total		361,607
Metals & Mining — 6.3%
BHP Billiton Ltd.	28,123	1,301,581
Eurasian Natural Resources Corp. PLC	16,831	275,008
Freeport-McMoRan Copper & Gold, Inc.	4,989	599,129

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Newcrest Mining Ltd.	9,387	388,265
Rio Tinto Ltd.	2,024	176,936
Metals & Mining Total		2,740,919
MATERIALS TOTAL		5,182,840
TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 1.1%
Chunghwa Telecom Co., Ltd., ADR	19,499	492,740
Diversified Telecommunication Services Total		492,740
Wireless Telecommunication Services — 3.0%
China Mobile Ltd., ADR	3,971	197,041
NTT DoCoMo, Inc.	347	605,876
Softbank Corp.	14,800	512,060
Wireless Telecommunication Services Total		1,314,977
TELECOMMUNICATION SERVICES TOTAL		1,807,717
UTILITIES — 3.3%
Gas Utilities — 1.6%
ENN Energy Holdings Ltd.	108,000	323,049
PT Perusahaan Gas Negara Tbk	719,500	353,128
Gas Utilities Total		676,177
Independent Power Producers & Energy Traders — 1.0%
Aboitiz Power Corp.	264,400	187,586
Energy Development Corp.	1,998,100	267,627
Independent Power Producers & Energy Traders Total		455,213
Water Utilities — 0.7%
Guangdong Investment Ltd.	604,000	313,936
Water Utilities Total		313,936
UTILITIES TOTAL		1,445,326

Total Common Stocks (cost of $33,495,575)		42,721,271

Preferred Stock — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Automobiles — 0.4%
Hyundai Motor Co.	2,958	165,440
Automobiles Total		165,440
CONSUMER DISCRETIONARY TOTAL		165,440

Total Preferred Stock (cost of $177,693)		165,440

6

	Shares	Value ($)
Investment Companies — 1.0%
iShares MSCI Emerging Markets Index Fund	3,675	175,003
iShares MSCI Japan Index Fund	15,993	174,484
iShares MSCI Pacific ex-Japan Index Fund	1,865	87,618

Total Investment Companies (cost of $419,307)		437,105

Total Investments — 99.5% (cost of $34,092,575)(c)(d)		43,323,816

Other Assets & Liabilities, Net — 0.5%		205,088

Net Assets — 100.0%		43,528,904

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

7

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$190,401	$5,695,269	$—	$5,885,670
Consumer Staples	—	784,072	32,454	816,526
Energy	—	2,399,387	—	2,399,387
Financials	541,500	10,737,256	—	11,278,756
Health Care	—	1,116,975	—	1,116,975
Industrials	364,276	5,631,955	—	5,996,231
Information Technology	703,891	6,087,952	—	6,791,843
Materials	599,129	4,583,711	—	5,182,840
Telecommunication Services	689,781	1,117,936	—	1,807,717
Utilities	—	1,445,326	—	1,445,326
Total Common Stocks	3,088,978	39,599,839	32,454	42,721,271
Total Preferred Stock	—	165,440	—	165,440
Total Investment Companies	437,105	—	—	437,105
Total Investments	3,526,083	39,765,279	32,454	43,323,816
Unrealized Appreciation of Forward Foreign Currency Exchange Contracts	—	110,366	—	110,366
Unrealized Depreciation of Forward Foreign Currency Exchange Contracts	—	(84,457)	—	(84,457)
Total	$3,526,083	$39,791,188	$32,454	$43,349,725

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the nine months ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Common Stocks
Consumer Staples	$76,557	$—	$(44,103)	$—	$—	$—	$—	$32,454
Financials	79,153	1,331	(1,719)	22,796	(101,561)	—	—	—
	$155,710	$1,331	$(45,822)	$22,796	$(101,561)	$—	$—	$32,454

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $44,103.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2010, the value of this security amounted to $32,454, which represents 0.1% of net assets.

(c)	Cost for federal income tax purposes is $34,092,575.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,737,036	$(505,795)	$9,231,241

For the nine months ended December 31, 2010, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2010	13	$195
Options written	26	1,417
Options terminated in closing purchase transactions	(26)	(1,430)
Options exercised	—	—
Options expired	(13)	(182)
Options outstanding at December 31, 2010	—	$—

9

Forward foreign currency exchange contracts outstanding on December 31, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$2,211,629	$2,152,864	02/10/11	$58,765
Morgan Stanley Capital Services, Inc.	INR	748,390	750,398	02/10/11	(2,008)
Morgan Stanley Capital Services, Inc.	JPY	1,887,224	1,864,335	02/10/11	22,889
Morgan Stanley Capital Services, Inc.	KRW	1,139,821	1,152,858	02/10/11	(13,037)
Morgan Stanley Capital Services, Inc.	MYR	749,158	744,886	02/10/11	4,272
Morgan Stanley Capital Services, Inc.	TWD	212,716	208,263	02/10/11	4,453
					$75,334

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	GBP	$321,088	$332,216	02/10/11	$11,128
Morgan Stanley Capital Services, Inc.	IDR	170,778	171,278	02/10/11	500
Morgan Stanley Capital Services, Inc.	JPY	1,515,521	1,472,416	02/10/11	(43,105)
Morgan Stanley Capital Services, Inc.	PHP	368,508	369,505	02/10/11	997
Morgan Stanley Capital Services, Inc.	SGD	624,177	622,051	02/10/11	(2,126)
Morgan Stanley Capital Services, Inc.	THB	609,752	617,114	02/10/11	7,362
Morgan Stanley Capital Services, Inc.	TWD	896,972	872,791	02/10/11	(24,181)
					$(49,425)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupees
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Pesos
SGD	Singapore Dollar
THB	Thailand Bhat
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Select Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 12.4%
Internet & Catalog Retail — 10.9%
Amazon.com, Inc. (a)	972,265	175,007,700
NetFlix, Inc. (a)	623,360	109,524,352
priceline.com, Inc. (a)	327,045	130,670,830
Internet & Catalog Retail Total		415,202,882
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc. (a)	853,576	58,401,670
Textiles, Apparel & Luxury Goods Total		58,401,670
CONSUMER DISCRETIONARY TOTAL		473,604,552
CONSUMER STAPLES — 0.8%
Personal Products — 0.8%
Estée Lauder Companies, Inc., Class A	362,934	29,288,774
Personal Products Total		29,288,774
CONSUMER STAPLES TOTAL		29,288,774
ENERGY — 8.3%
Energy Equipment & Services — 4.0%
FMC Technologies, Inc. (a)	1,719,909	152,917,109
Energy Equipment & Services Total		152,917,109
Oil, Gas & Consumable Fuels — 4.3%
EOG Resources, Inc.	1,805,780	165,066,350
Oil, Gas & Consumable Fuels Total		165,066,350
ENERGY TOTAL		317,983,459
FINANCIALS — 7.2%
Capital Markets — 3.1%
Franklin Resources, Inc.	1,090,460	121,270,057
Capital Markets Total		121,270,057
Diversified Financial Services — 4.1%
CME Group, Inc.	485,500	156,209,625
Diversified Financial Services Total		156,209,625
FINANCIALS TOTAL		277,479,682
HEALTH CARE — 24.9%
Biotechnology — 6.8%
Alexion Pharmaceuticals, Inc. (a)	1,433,670	115,482,119
Celgene Corp. (a)	2,467,350	145,919,079
Biotechnology Total		261,401,198
Health Care Equipment & Supplies — 3.1%
St. Jude Medical, Inc. (a)	2,820,540	120,578,085
Health Care Equipment & Supplies Total		120,578,085

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 3.5%
Medco Health Solutions, Inc. (a)	2,192,171	134,314,317
Health Care Providers & Services Total		134,314,317
Life Sciences Tools & Services — 4.0%
Illumina, Inc. (a)	1,256,390	79,579,743
QIAGEN N.V. (a)	3,812,661	74,537,522
Life Sciences Tools & Services Total		154,117,265
Pharmaceuticals — 7.5%
Allergan, Inc.	2,198,420	150,965,501
Novo Nordisk A/S, ADR	1,193,906	134,397,999
Pharmaceuticals Total		285,363,500
HEALTH CARE TOTAL		955,774,365
INDUSTRIALS — 8.3%
Aerospace & Defense — 4.3%
Precision Castparts Corp.	1,175,780	163,680,334
Aerospace & Defense Total		163,680,334
Air Freight & Logistics — 4.0%
C.H. Robinson Worldwide, Inc.	815,287	65,377,864
Expeditors International of Washington, Inc.	1,631,842	89,098,573
Air Freight & Logistics Total		154,476,437
INDUSTRIALS TOTAL		318,156,771
INFORMATION TECHNOLOGY — 32.9%
Communications Equipment — 7.2%
F5 Networks, Inc. (a)	1,121,720	146,003,075
QUALCOMM, Inc.	2,645,160	130,908,969
Communications Equipment Total		276,912,044
Computers & Peripherals — 8.1%
Apple, Inc. (a)	549,140	177,130,598
EMC Corp. (a)	5,785,040	132,477,416
Computers & Peripherals Total		309,608,014
Internet Software & Services — 10.7%
Akamai Technologies, Inc. (a)	2,265,910	106,611,065
Baidu, Inc., ADR (a)	1,769,490	170,808,870
Google, Inc., Class A (a)	224,199	133,167,480
Internet Software & Services Total		410,587,415
IT Services — 3.4%
Cognizant Technology Solutions Corp., Class A (a)	1,786,890	130,961,168
IT Services Total		130,961,168

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.5%
Salesforce.com, Inc. (a)	1,018,710	134,469,720
Software Total		134,469,720
INFORMATION TECHNOLOGY TOTAL		1,262,538,361
MATERIALS — 3.4%
Chemicals — 3.4%
Praxair, Inc.	1,348,560	128,747,023
Chemicals Total		128,747,023
MATERIALS TOTAL		128,747,023

Total Common Stocks (cost of $2,921,731,113)		3,763,572,987

	Par ($)
Short-Term Obligation — 3.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $133,354,875 (repurchase proceeds $136,421,819)	136,420,000	136,420,000

Total Short-Term Obligation (cost of $136,420,000)		136,420,000

Total Investments — 101.8% (cost of $3,058,151,113)(b)(c)		3,899,992,987

Other Assets & Liabilities, Net — (1.8)%		(69,339,319)

Net Assets — 100.0%		3,830,653,668

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable input Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,763,572,987	$—	$—	$3,763,572,987
Total Short-Term Obligation	—	136,420,000	—	136,420,000
Total Investments	$3,763,572,987	$136,420,000	$—	$3,899,992,987

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $3,058,151,113.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

4

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$880,952,760	$(39,110,886)	$841,841,874

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Select Opportunities Fund

	Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 11.2%
Auto Components — 1.3%
Goodyear Tire & Rubber Co. (a)	55,442	656,988
Nokian Renkaat Oyj	15,044	552,217
Auto Components Total		1,209,205
Automobiles — 0.4%
Nissan Motor Co., Ltd.	44,800	426,084
Automobiles Total		426,084
Hotels, Restaurants & Leisure — 1.1%
Bally Technologies, Inc. (a)	10,223	431,308
Ctrip.com International Ltd., ADR (a)	8,652	349,974
Las Vegas Sands Corp. (a)	5,946	273,219
Hotels, Restaurants & Leisure Total		1,054,501
Household Durables — 1.1%
MRV Engenharia e Participacoes SA	71,300	670,785
Whirlpool Corp.	4,867	432,336
Household Durables Total		1,103,121
Media — 1.7%
Comcast Corp., Class A	41,613	914,238
Naspers Ltd., Class N	3,815	224,672
News Corp., Class A	36,282	528,266
Media Total		1,667,176
Multiline Retail — 1.9%
Big Lots, Inc. (a)	25,547	778,161
Target Corp.	16,751	1,007,238
Multiline Retail Total		1,785,399
Specialty Retail — 2.8%
Belle International Holdings Ltd.	362,000	610,102
Collective Brands, Inc. (a)	32,063	676,529
GameStop Corp., Class A (a)	31,143	712,552
Lowe’s Companies., Inc.	27,052	678,464
Specialty Retail Total		2,677,647
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc. (a)	19,194	487,528
Ports Design Ltd.	95,000	262,164
Trinity Ltd.	106,000	111,826
Textiles, Apparel & Luxury Goods Total		861,518
CONSUMER DISCRETIONARY TOTAL		10,784,651
CONSUMER STAPLES — 8.8%
Beverages — 2.9%
Carlsberg A/S, Class B	3,877	387,996

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Constellation Brands, Inc., Class A (a)	20,235	448,205
PepsiCo, Inc.	22,528	1,471,754
United Spirits Ltd.	14,150	463,376
Beverages Total		2,771,331
Food & Staples Retailing — 2.4%
BJ’s Wholesale Club, Inc. (a)	6,619	317,050
Casey’s General Stores, Inc.	19,114	812,536
CVS Caremark Corp.	33,469	1,163,717
Food & Staples Retailing Total		2,293,303
Food Products — 1.3%
Archer-Daniels-Midland Co.	17,042	512,624
Kraft Foods, Inc., Class A	24,822	782,141
Food Products Total		1,294,765
Personal Products — 0.9%
Avon Products, Inc.	21,805	633,653
Hypermarcas SA (a)	20,800	282,376
Personal Products Total		916,029
Tobacco — 1.3%
Philip Morris International, Inc.	18,373	1,075,372
PT Gudang Garam Tbk	44,000	195,207
Tobacco Total		1,270,579
CONSUMER STAPLES TOTAL		8,546,007
ENERGY — 14.9%
Energy Equipment & Services — 6.2%
Baker Hughes, Inc.	4,102	234,511
Cameron International Corp. (a)	12,363	627,175
McDermott International, Inc. (a)	20,763	429,586
National-Oilwell Varco, Inc.	12,081	812,447
Noble Corp.	11,736	419,797
Pioneer Drilling Co. (a)	32,600	287,206
Schlumberger Ltd.	17,167	1,433,445
Seadrill Ltd.	10,563	358,297
Tenaris SA, ADR	10,796	528,788
Weatherford International Ltd. (a)	35,870	817,836
Energy Equipment & Services Total		5,949,088
Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	8,321	992,113
Cimarex Energy Co.	8,010	709,125
Continental Resources, Inc. (a)	7,757	456,499
Denbury Resources, Inc. (a)	48,044	917,160

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
EOG Resources, Inc.	7,331	670,127
Exxon Mobil Corp.	22,115	1,617,049
Hess Corp.	8,635	660,923
LUKOIL OAO, ADR	12,358	707,125
Occidental Petroleum Corp.	5,976	586,245
Peabody Energy Corp.	11,212	717,344
Petroleo Brasileiro SA, ADR	11,032	417,451
Oil, Gas & Consumable Fuels Total		8,451,161
ENERGY TOTAL		14,400,249
FINANCIALS — 15.7%
Capital Markets — 4.6%
Greenhill & Co., Inc.	8,490	693,463
Invesco Ltd.	17,351	417,465
Morgan Stanley	35,906	977,002
Northern Trust Corp.	9,583	530,994
SEI Investments Co.	24,529	583,545
T. Rowe Price Group, Inc.	9,531	615,131
Waddell & Reed Financial, Inc., Class A	16,933	597,566
Total Capital Markets		4,415,166
Commercial Banks — 4.9%
Fifth Third Bancorp.	43,036	631,768
HDFC Bank Ltd., ADR	1,505	251,501
Itau Unibanco Holding SA, ADR	11,181	268,456
PrivateBancorp, Inc.	41,951	603,255
PT Bank Central Asia Tbk	361,000	256,235
TCF Financial Corp.	54,806	811,677
Wells Fargo & Co.	60,872	1,886,423
Commercial Banks Total		4,709,315
Consumer Finance — 1.5%
American Express Co.	22,478	964,756
Discover Financial Services	25,555	473,534
Consumer Finance Total		1,438,290
Diversified Financial Services — 3.6%
Bank of America Corp.	116,709	1,556,898
JPMorgan Chase & Co.	45,092	1,912,803
Diversified Financial Services Total		3,469,701
Insurance — 1.1%
Primerica, Inc.	17,463	423,477

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Principal Financial Group, Inc.	20,448	665,787
Insurance Total		1,089,264
FINANCIALS TOTAL		15,121,736
HEALTH CARE — 8.0%
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	8,439	679,762
Celgene Corp. (a)	18,146	1,073,154
Dendreon Corp. (a)	4,270	149,108
Biotechnology Total		1,902,024
Health Care Equipment & Supplies — 0.4%
Insulet Corp. (a)	11,821	183,226
NuVasive, Inc. (a)	8,865	227,387
Health Care Equipment & Supplies Total		410,613
Health Care Providers & Services — 2.2%
Amil Participacoes SA	36,100	387,199
Express Scripts, Inc. (a)	17,646	953,766
Fleury SA	22,600	362,844
Odontoprev SA	11,900	179,904
Oriola-KD Oyj , Class B	57,607	245,387
Health Care Providers & Services Total		2,129,100
Life Sciences Tools & Services — 0.5%
Waters Corp. (a)	6,176	479,937
Life Sciences Tools & Services Total		479,937
Pharmaceuticals — 2.9%
Allergan, Inc.	7,272	499,368
Hospira, Inc. (a)	9,767	543,924
Merck & Co., Inc.	23,436	844,633
Teva Pharmaceutical Industries Ltd., ADR	8,835	460,569
Watson Pharmaceuticals, Inc. (a)	8,870	458,136
Pharmaceuticals Total		2,806,630
HEALTH CARE TOTAL		7,728,304
INDUSTRIALS — 12.4%
Aerospace & Defense — 1.4%
BE Aerospace, Inc. (a)	12,619	467,281
Spirit Aerosystems Holdings, Inc., Class A (a)	10,511	218,734
United Technologies Corp.	8,951	704,623
Aerospace & Defense Total		1,390,638

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	3,169	176,925
Air Freight & Logistics Total		176,925
Construction & Engineering — 1.7%
EMCOR Group, Inc. (a)	7,883	228,450
Foster Wheeler AG (a)	13,535	467,228
Insituform Technologies, Inc., Class A (a)	18,572	492,344
Quanta Services, Inc. (a)	23,396	466,048
Construction & Engineering Total		1,654,070
Electrical Equipment — 0.5%
Schneider Electric SA	3,122	467,256
Electrical Equipment Total		467,256
Industrial Conglomerates — 1.6%
General Electric Co.	39,869	729,204
Siemens AG, ADR	6,578	817,317
Industrial Conglomerates Total		1,546,521
Machinery — 4.4%
Barnes Group, Inc.	12,733	263,191
Caterpillar, Inc.	6,725	629,863
Cummins, Inc.	4,374	481,184
Dover Corp.	9,331	545,397
Joy Global, Inc.	4,876	422,993
Parker Hannifin Corp.	8,207	708,264
Tennant Co.	9,058	347,918
Trinity Industries, Inc.	14,817	394,280
WABCO Holdings, Inc. (a)	6,607	402,565
Machinery Total		4,195,655
Marine — 1.0%
A.P. Moller - Maersk A/S, Class B	104	942,024
Marine Total		942,024
Professional Services — 0.9%
Huron Consulting Group, Inc. (a)	16,290	430,871
Manpower, Inc.	7,224	453,378
Professional Services Total		884,249
Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.	4,939	201,561

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.	5,566	515,745
Road & Rail Total		717,306
INDUSTRIALS TOTAL		11,974,644
INFORMATION TECHNOLOGY — 18.3%
Communications Equipment — 1.1%
QUALCOMM, Inc.	21,241	1,051,217
Communications Equipment Total		1,051,217
Computers & Peripherals — 3.9%
Apple, Inc. (a)	7,493	2,416,942
EMC Corp. (a)	36,280	830,812
Hewlett-Packard Co.	12,899	543,048
Computers & Peripherals Total		3,790,802
Electronic Equipment, Instruments & Components — 1.4%
DTS, Inc. (a)	8,273	405,791
Hollysys Automation Technologies Ltd. (a)	28,202	427,542
Tyco Electronics Ltd.	15,176	537,230
Electronic Equipment, Instruments & Components Total		1,370,563
Internet Software & Services — 3.4%
eBay, Inc. (a)	28,402	790,428
Google, Inc., Class A (a)	2,172	1,290,103
GSI Commerce, Inc. (a)	14,102	327,166
Opera Software ASA	49,485	246,107
Sina Corp. (a)	6,176	425,032
Tencent Holdings Ltd.	9,600	211,198
Internet Software & Services Total		3,290,034
IT Services — 3.1%
Alliance Data Systems Corp. (a)	7,654	543,663
International Business Machines Corp.	12,664	1,858,569
MasterCard, Inc., Class A	2,561	573,946
IT Services Total		2,976,178
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc. (a)	56,015	458,203
FEI Co. (a)	14,881	393,007
Intel Corp.	19,197	403,713
Silicon Laboratories, Inc. (a)	4,938	227,247
TriQuint Semiconductor, Inc. (a)	18,843	220,275

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Varian Semiconductor Equipment Associates, Inc. (a)	12,345	456,394
Semiconductors & Semiconductor Equipment Total		2,158,839
Software — 3.2%
Microsoft Corp.	34,943	975,609
Oracle Corp.	44,555	1,394,571
TIBCO Software, Inc. (a)	17,691	348,690
VanceInfo Technologies, Inc., ADR (a)	9,111	314,694
Software Total		3,033,564
INFORMATION TECHNOLOGY TOTAL		17,671,197
MATERIALS — 5.5%
Chemicals — 1.1%
Ferro Corp. (a)	47,078	689,222
STR Holdings, Inc. (a)	17,495	349,900
Chemicals Total		1,039,122
Construction Materials — 0.3%
PT Indocement Tunggal Prakarsa Tbk	164,500	290,976
Construction Materials Total		290,976
Metals & Mining — 4.1%
Anglo Platinum Ltd. (a)	3,075	324,015
ArcelorMittal, NY Registered Shares	13,869	528,825
Eurasian Natural Resources Corp. PLC	59,690	975,296
Freeport-McMoRan Copper & Gold, Inc.	7,580	910,282
Petropavlovsk PLC	21,272	379,410
Thompson Creek Metals Co., Inc. (a)	41,460	610,291
Vale SA, ADR	8,710	301,105
Metals & Mining Total		4,029,224
MATERIALS TOTAL		5,359,322
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A (a)	10,272	530,446
Millicom International Cellular SA	2,847	272,173
Mobile TeleSystems OJSC, ADR	27,512	574,176
Wireless Telecommunication Services Total		1,376,795
TELECOMMUNICATION SERVICES TOTAL		1,376,795
UTILITIES — 2.1%
Electric Utilities — 0.6%
NV Energy, Inc.	40,020	562,281
Electric Utilities Total		562,281

7

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.7%
PT Perusahaan Gas Negara Tbk	1,281,500	628,955
Gas Utilities Total		628,955
Independent Power Producers & Energy Traders — 0.8%
AES Corp. (a)	66,572	810,847
Independent Power Producers & Energy Traders Total		810,847
UTILITIES TOTAL		2,002,083

Total Common Stocks (cost of $68,301,363)		94,964,988

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $402,975 (repurchase proceeds $393,005)	393,000	393,000

	Total Short-Term Obligation (cost of $393,000)		393,000

	Total Investments — 98.7% (cost of $68,694,363)(b)(c)		95,357,988

	Other Assets & Liabilities, Net — 1.3%		1,214,501

	Net Assets — 100.0%		96,572,489

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If event materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$7,926,801	$2,857,850	$—	$10,784,651
Consumer Staples	7,217,052	1,328,955	—	8,546,007
Energy	14,400,249	—	—	14,400,249
Financials	14,865,501	256,235	—	15,121,736
Health Care	6,552,970	1,175,334	—	7,728,304
Industrials	10,565,364	1,409,280	—	11,974,644
Information Technology	17,213,892	457,305	—	17,671,197
Materials	3,389,625	1,969,697	—	5,359,322
Telecommunication Services	1,376,795	—	—	1,376,795
Utilities	1,373,128	628,955	—	2,002,083
Total Common Stocks	84,881,377	10,083,611	—	94,964,988
Total Short-Term Obligation	—	393,000	—	393,000
Total Investments	$84,881,377	$10,476,611	$—	$95,357,988

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation.  The models utilized by the third party statistical pricing service may take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $68,694,363.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$27,637,055	$(973,430)	$26,663,625

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Select Small Cap Fund

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 15.2%
Diversified Consumer Services — 3.1%
Sotheby’s	420,000	18,900,000
Diversified Consumer Services Total		18,900,000
Hotels, Restaurants & Leisure — 2.3%
P.F. Chang’s China Bistro, Inc.	280,000	13,568,800
Hotels, Restaurants & Leisure Total		13,568,800
Household Durables — 4.2%
Harman International Industries, Inc. (a)	280,000	12,964,000
Meritage Home Corp. (a)	540,000	11,988,000
Household Durables Total		24,952,000
Specialty Retail — 2.7%
Williams-Sonoma, Inc.	460,000	16,417,400
Specialty Retail Total		16,417,400
Textiles, Apparel & Luxury Goods — 2.9%
Liz Claiborne, Inc. (a)	1,400,000	10,024,000
Timberland Co., Class A (a)	300,000	7,377,000
Textiles, Apparel & Luxury Goods Total		17,401,000
CONSUMER DISCRETIONARY TOTAL		91,239,200
ENERGY — 7.9%
Energy Equipment & Services — 2.8%
Helmerich & Payne, Inc.	350,000	16,968,000
Energy Equipment & Services Total		16,968,000
Oil, Gas & Consumable Fuels — 5.1%
SM Energy Co.	360,000	21,214,800
World Fuel Services Corp.	260,000	9,401,600
Oil, Gas & Consumable Fuels Total		30,616,400
ENERGY TOTAL		47,584,400
FINANCIALS — 16.2%
Capital Markets — 8.3%
Greenhill & Co., Inc.	200,000	16,336,000
KBW, Inc.	540,000	15,076,800
Legg Mason, Inc.	510,000	18,497,700
Capital Markets Total		49,910,500
Commercial Banks — 7.9%
City National Corp.	240,000	14,726,400
Wintrust Financial Corp.	420,000	13,872,600

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Zions Bancorporation	780,000	18,899,400
Commercial Banks Total		47,498,400
FINANCIALS TOTAL		97,408,900
HEALTH CARE — 6.8%
Health Care Equipment & Supplies — 0.9%
Cooper Companies, Inc.	100,000	5,634,000
Health Care Equipment & Supplies Total		5,634,000
Health Care Technology — 2.9%
athenahealth, Inc. (a)	420,000	17,211,600
Health Care Technology Total		17,211,600
Pharmaceuticals — 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	500,000	17,855,000
Pharmaceuticals Total		17,855,000
HEALTH CARE TOTAL		40,700,600
INDUSTRIALS — 18.1%
Building Products — 4.0%
Quanex Building Products Corp.	620,000	11,761,400
Simpson Manufacturing Co., Inc.	400,000	12,364,000
Building Products Total		24,125,400
Construction & Engineering — 7.2%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares (a)	600,000	19,740,000
KBR, Inc.	300,000	9,141,000
Layne Christensen Co. (a)	200,000	6,884,000
Shaw Group, Inc. (a)	220,000	7,530,600
Construction & Engineering Total		43,295,600
Electrical Equipment — 1.5%
Woodward Governor Co.	240,000	9,014,400
Electrical Equipment Total		9,014,400
Machinery — 2.5%
AGCO Corp. (a)	300,000	15,198,000
Machinery Total		15,198,000
Road & Rail — 2.9%
Kansas City Southern (a)	360,000	17,229,600
Road & Rail Total		17,229,600
INDUSTRIALS TOTAL		108,863,000
INFORMATION TECHNOLOGY — 27.1%
Communications Equipment — 5.7%
InterDigital, Inc. (a)	440,000	18,321,600

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Plantronics, Inc.	420,000	15,632,400
Communications Equipment Total		33,954,000
Computers & Peripherals — 2.3%
STEC, Inc. (a)	800,000	14,120,000
Computers & Peripherals Total		14,120,000
Internet Software & Services — 4.9%
j2 Global Communications, Inc. (a)	280,000	8,106,000
Monster Worldwide, Inc. (a)	900,000	21,267,000
Internet Software & Services Total		29,373,000
IT Services — 4.0%
CACI International, Inc., Class A (a)	200,000	10,680,000
Forrester Research, Inc. (a)	375,000	13,233,750
IT Services Total		23,913,750
Semiconductors & Semiconductor Equipment — 2.8%
Power Integrations, Inc.	420,000	16,858,800
Semiconductors & Semiconductor Equipment Total		16,858,800
Software — 7.4%
Fair Isaac Corp.	580,000	13,554,600
Kenexa Corp. (a)	320,000	6,972,800
Manhattan Associates, Inc. (a)	540,000	16,491,600
Websense, Inc. (a)	360,000	7,290,000
Software Total		44,309,000
INFORMATION TECHNOLOGY TOTAL		162,528,550
MATERIALS — 7.2%
Chemicals — 4.4%
Intrepid Potash, Inc. (a)	280,000	10,441,200
OM Group, Inc. (a)	420,000	16,174,200
Chemicals Total		26,615,400
Metals & Mining — 2.8%
Brush Engineered Materials, Inc. (a)	440,000	17,001,600
Metals & Mining Total		17,001,600
MATERIALS TOTAL		43,617,000
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.4%
Iridium Communications, Inc. (a)	1,000,000	8,250,000
Diversified Telecommunication Services Total		8,250,000
TELECOMMUNICATION SERVICES TOTAL		8,250,000

Total Common Stocks (cost of $413,246,922)		600,191,650

3

	Par ($)	Value ($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $4,845,650 (repurchase proceeds $4,749,063)	4,749,000	4,749,000

Total Short-Term Obligation (cost of $4,749,000)		4,749,000

Total Investments — 100.7% (cost of $417,995,922)(b)(c)		604,940,650

Other Assets & Liabilities, Net — (0.7)%		(4,403,874)

Net Assets — 100.0%		600,536,776

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$600,191,650	$—	$—	$600,191,650
Total Short-Term Obligation	—	4,749,000	—	4,749,000
Total Investments	$600,191,650	$4,749,000	$—	$604,940,650

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $417,995,922.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$188,862,550	$(1,917,822)	$186,944,728

5

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 49.6%
BASIC MATERIALS — 1.9%
Chemicals — 1.0%
Dow Chemical Co.
	8.550% 05/15/19	1,380,000	1,729,482
EI Du Pont de Nemours & Co.
	6.000% 07/15/18	1,460,000	1,678,701
Chemicals Total			3,408,183
Iron/Steel — 0.9%
ArcelorMittal
	9.850% 06/01/19	1,050,000	1,327,011
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,455,344
Iron/Steel Total			2,782,355
BASIC MATERIALS TOTAL			6,190,538
COMMUNICATIONS — 5.8%
Media — 3.5%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	3,912,916
Comcast Corp.
	5.150% 03/01/20	2,175,000	2,284,498
Historic TW, Inc.
	9.150% 02/01/23	1,655,000	2,171,784
Time Warner Cable, Inc.
	3.500% 02/01/15	530,000	544,568
	6.550% 05/01/37	2,145,000	2,296,641
Media Total			11,210,407
Telecommunication Services — 2.3%
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,944,044
Telefonica Emisiones SAU
	0.616% 02/04/13 (02/04/11) (a)(b)	1,745,000	1,714,196
	6.421% 06/20/16	1,125,000	1,229,616
Telefonos de Mexico SAB de CV
	5.500% 01/27/15	2,150,000	2,329,116
Telecommunication Services Total			7,216,972
COMMUNICATIONS TOTAL			18,427,379
CONSUMER CYCLICAL — 1.8%
Retail — 1.8%
CVS Caremark Corp.
	6.125% 08/15/16	1,500,000	1,701,874

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
CVS Pass-Through Trust
	8.353% 07/10/31 (c)	585,532	697,439
Wal-Mart Stores, Inc.
	3.250% 10/25/20	3,390,000	3,186,078
Retail Total			5,585,391
CONSUMER CYCLICAL TOTAL			5,585,391
CONSUMER NON-CYCLICAL — 2.5%
Food — 1.1%
Kraft Foods, Inc.
	4.125% 02/09/16	2,105,000	2,209,661
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,250,195
Food Total			3,459,856
Healthcare Services — 0.6%
WellPoint, Inc.
	4.350% 08/15/20	2,040,000	2,024,104
Healthcare Services Total			2,024,104
Pharmaceuticals — 0.8%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,275,000	2,516,228
Pharmaceuticals Total			2,516,228
CONSUMER NON-CYCLICAL TOTAL			8,000,188
ENERGY — 3.7%
Oil & Gas — 2.4%
Apache Corp.
	3.625% 02/01/21	540,000	521,121
	5.250% 04/15/13	1,675,000	1,822,544
Hess Corp.
	8.125% 02/15/19	1,500,000	1,895,055
Marathon Oil Corp.
	7.500% 02/15/19	628,000	779,936
Petrobras International Finance Co.
	5.750% 01/20/20	2,555,000	2,650,986
Oil & Gas Total			7,669,642
Oil & Gas Services — 1.3%
Baker Hughes, Inc.
	7.500% 11/15/18	1,725,000	2,163,057

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Smith International, Inc.
	9.750% 03/15/19	1,470,000	2,030,383
Oil & Gas Services Total			4,193,440
ENERGY TOTAL			11,863,082
FINANCIALS — 30.2%
Banks — 21.9%
American Express Bank FSB
	0.391% 05/29/12 (01/29/11) (a)(b)	1,000,000	995,543
American Express Credit Corp.
	5.875% 05/02/13	940,000	1,022,286
Barclays Bank PLC
	5.125% 01/08/20	3,000,000	3,063,771
	5.140% 10/14/20	35,000	31,491
BNP Paribas
	0.690% 04/08/13 (01/10/11) (a)(b)	1,485,000	1,472,097
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
	2.125% 12/21/12	2,155,000	2,189,736
Citibank NA
	1.625% 03/30/11 (d)	4,050,000	4,063,847
Citigroup, Inc.
	6.375% 08/12/14	3,650,000	4,034,006
Comerica Bank
	5.200% 08/22/17	1,305,000	1,335,607
Credit Suisse/New York NY
	5.000% 05/15/13	1,225,000	1,318,445
	6.000% 02/15/18	1,520,000	1,629,887
Deutsche Bank AG London
	4.875% 05/20/13	2,730,000	2,927,185
	6.000% 09/01/17	1,500,000	1,680,343
Goldman Sachs Group, Inc.
	3.250% 06/15/12	2,505,000	2,600,428
	6.000% 05/01/14	320,000	352,524
	6.150% 04/01/18	1,855,000	2,042,713
JPMorgan Chase & Co.
	5.150% 10/01/15	4,030,000	4,262,205
	6.000% 01/15/18	1,395,000	1,557,861
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	380,000	381,289
JPMorgan Chase Capital XX
	6.550% 09/29/36	840,000	845,012
JPMorgan Chase Capital XXII
	6.450% 02/02/37	290,000	288,869

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Keycorp
	3.750% 08/13/15	1,385,000	1,389,568
Kreditanstalt Fuer Weideraufbau
	1.875% 01/14/13	1,705,000	1,737,073
Morgan Stanley
	4.900% 01/15/15	1,260,000	1,349,507
	5.550% 04/27/17	1,760,000	1,833,568
	5.950% 12/28/17	1,080,000	1,142,683
	7.300% 05/13/19	325,000	365,832
Nordea Bank Finland PLC/New York
	0.589% 04/13/12 (01/13/11) (a)(b)	1,785,000	1,784,547
PNC Funding Corp.
	5.125% 02/08/20	870,000	906,794
Regions Bank
	3.250% 12/09/11 (d)	3,785,000	3,885,079
Republic New York Corp.
	9.500% 04/15/14	2,700,000	3,110,027
Royal Bank of Canada
	1.125% 01/15/14	1,730,000	1,706,057
Sovereign Bank
	2.750% 01/17/12 (d)	1,945,000	1,989,194
UBS AG/Stamford CT
	2.250% 08/12/13	1,730,000	1,744,764
US Bank NA/Cincinnati OH
	0.569% 10/14/14 (01/14/11) (a)(b)	2,535,000	2,496,861
Wachovia Corp.
	5.500% 05/01/13	2,940,000	3,199,299
	5.750% 02/01/18	1,760,000	1,954,131
Westpac Banking Corp.
	4.875% 11/19/19	1,525,000	1,602,478
Banks Total			70,292,607
Diversified Financial Services — 3.9%
Capital One Financial Corp.
	6.750% 09/15/17	1,630,000	1,878,351
General Electric Capital Corp.
	5.500% 01/08/20	3,825,000	4,090,788
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,170,090

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10 (e)	2,960,000	684,500
	5.625% 01/24/13 (e)	1,750,000	428,750
PACCAR Financial Corp.
	0.716% 04/05/13 (01/05/11) (a)(b)	2,360,000	2,359,474
Diversified Financial Services Total			12,611,953
Insurance — 3.7%
Berkshire Hathaway Finance Corp.
	0.414% 01/13/12 (01/13/11) (a)(b)	1,440,000	1,441,084
Berkshire Hathaway, Inc.
	0.716% 02/11/13 (02/11/11) (a)(b)	1,500,000	1,507,439
CNA Financial Corp.
	7.350% 11/15/19	1,485,000	1,628,681
MetLife, Inc.
	7.717% 02/15/19	1,660,000	2,038,033
New York Life Global Funding
	4.650% 05/09/13 (c)	2,000,000	2,150,748
Prudential Financial, Inc.
	4.500% 11/15/20	2,630,000	2,572,009
	7.375% 06/15/19	480,000	565,939
Insurance Total			11,903,933
Real Estate Investment Trusts (REITs) — 0.7%
Duke Realty LP
	8.250% 08/15/19	1,890,000	2,226,711
Real Estate Investment Trusts (REITs) Total			2,226,711
FINANCIALS TOTAL			97,035,204
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.4%
McDonnell Douglas Corp.
	9.750% 04/01/12	1,190,000	1,312,953
Aerospace & Defense Total			1,312,953
Transportation — 0.4%
Norfolk Southern Corp.
	5.750% 04/01/18	1,105,000	1,247,789
Transportation Total			1,247,789
INDUSTRIALS TOTAL			2,560,742

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.5%
Computers — 0.5%
Hewlett-Packard Co.
	0.427% 09/13/12 (03/14/11) (a)(b)	1,710,000	1,711,849
Computers Total			1,711,849
TECHNOLOGY TOTAL			1,711,849
UTILITIES — 2.4%
Electric — 2.4%
Columbus Southern Power Co.
	0.702% 03/16/12 (03/16/11) (a)(b)	1,895,000	1,900,685
Dominion Resources, Inc./VA
	5.200% 08/15/19	335,000	362,682
Southern Co.
	5.300% 01/15/12	2,050,000	2,143,841
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,374,718
Electric Total			7,781,926
UTILITIES TOTAL			7,781,926

Total Corporate Fixed-Income Bonds & Notes (cost of $153,583,552)			159,156,299
Commercial Mortgage-Backed Securities — 23.7%
Bear Stearns Commercial Mortgage Securities
	5.700% 06/13/50	3,340,000	3,480,071
Commercial Mortgage Asset Trust
	7.230% 01/17/32 (a)	2,000,000	2,194,894
	7.800% 11/17/32 (01/11/11) (a)(b)	3,556,000	3,888,870
Credit Suisse First Boston Mortgage Securities Corp.
	4.801% 03/15/36	3,490,000	3,670,555
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (01/01/11) (a)(b)	4,590,000	4,950,753
	5.883% 07/10/38 (01/01/11) (a)(b)	2,600,000	2,836,597
GS Mortgage Securities Corp. II
	4.751% 07/10/39	3,575,000	3,770,018
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	1,765,000	1,860,091
	5.203% 12/15/44 (01/01/11) (a)(b)	5,000,000	5,382,819
	5.440% 06/12/47	730,000	764,989
	5.790% 06/12/43 (01/01/11) (a)(b)	2,501,000	2,665,474
	6.162% 05/12/34	1,855,000	1,928,129

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	4.166% 05/15/32	3,525,000	3,681,682
	6.653% 11/15/27	2,390,105	2,395,624
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	3,226,252
	4.920% 03/12/35	1,060,000	1,118,236
	5.080% 09/15/37	5,550,000	5,809,985
	6.390% 07/15/33	706,572	716,813
Nomura Asset Securities Corp.
	7.626% 03/15/30 (01/11/11) (a)(b)	4,025,000	4,476,654
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,455,761
Wachovia Bank Commercial Mortgage Trust
	5.001% 07/15/41	703,708	709,547
	5.012% 12/15/35 (a)	1,655,000	1,769,656
	5.037% 03/15/42	875,336	914,735
	5.087% 07/15/42 (01/01/11) (a)(b)	4,267,000	4,345,225
	5.230% 07/15/41 (01/01/11) (a)(b)	4,775,000	4,880,571
	5.270% 12/15/44 (01/01/11) (a)(b)	1,000,000	1,071,988

	Total Commercial Mortgage-Backed Securities (cost of $74,121,361)		75,965,989
Government & Agency Obligations — 15.8%
U.S. GOVERNMENT OBLIGATIONS — 15.8%
Israel Government AID Bond
	(f) 05/15/18	8,355,000	6,567,799
Resolution Funding Corp. Interest STRIPS
	(f) 10/15/17	3,209,000	2,608,038
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18	4,165,321	4,457,218
U.S. Treasury Notes
	2.625% 11/15/20	3,750,000	3,537,304
	2.750% 05/31/17	2,225,000	2,253,333
	3.125% 01/31/17	27,750,000	28,833,970
	3.375% 11/15/19	55,000	56,147
U.S. Treasury STRIPS
	(f) 11/15/17	3,020,000	2,494,242
U.S. GOVERNMENT OBLIGATIONS TOTAL			50,808,051

Total Government & Agency Obligations (cost of $48,762,764)			50,808,051

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 6.3%
AGENCY — 6.3%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	594,350	605,884
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	3,015,840
	4.667% 09/16/25	2,800,000	2,926,977
	5.183% 05/16/28 (01/01/11) (a)(b)	10,355,000	11,149,161
	5.250% 07/16/29 (01/01/11) (a)(b)	2,315,907	2,427,520
AGENCY TOTAL			20,125,382

	Total Collateralized Mortgage Obligations (cost of $18,999,539)		20,125,382
Asset-Backed Securities — 2.4%
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	2,665,000	2,821,742
Ford Credit Auto Owner Trust
	1.320% 06/15/14	1,910,000	1,923,709
Honda Auto Receivables Owner Trust
	0.700% 04/21/14	1,135,000	1,130,648
USAA Auto Owner Trust
	5.070% 06/15/13	1,687,649	1,710,972

	Total Asset-Backed Securities (cost of $7,363,204)		7,587,071
Municipal Bonds — 0.6%
CALIFORNIA — 0.1%
CA State
	Series 2009,
	5.250% 04/01/14	305,000	320,573
CALIFORNIA TOTAL			320,573
MARYLAND — 0.5%
MD State
	Series 2010 A,
	4.200% 03/01/21	1,720,000	1,739,815
MARYLAND TOTAL			1,739,815

	Total Municipal Bonds (cost of $2,075,854)		2,060,388
Mortgage-Backed Securities — 0.4%
Federal National Mortgage Association
	4.680% 12/01/12	1,189,952	1,248,724

8

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
8.000% 05/15/23	1,197	1,407
8.500% 01/15/17	7,192	8,193
8.500% 04/15/17	4,761	4,841

Total Mortgage-Backed Securities (cost of $1,239,173)		1,263,165
Short-Term Obligation — 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/21/15, market value $497,500 (repurchase proceeds $485,006)	485,000	485,000

Total Short-Term Obligation (cost of $485,000)		485,000

Total Investments — 98.9% (cost of $306,630,447)(g)(h)		317,451,345

Other Assets & Liabilities, Net — 1.1%		3,432,538

Net Assets — 100.0%		320,883,883

9

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following table summarizes the inputs used, as of December 31, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$159,156,299	$—	$159,156,299
Total Commercial Mortgage-Backed Securities	—	75,965,989	—	75,965,989
Total Government & Agency Obligations	38,094,910	12,713,141	—	50,808,051
Total Collateralized Mortgage Obligations	—	20,125,382	—	20,125,382
Total Asset-Backed Securities	—	7,587,071	—	7,587,071
Total Municipal Bonds	—	2,060,388	—	2,060,388
Total Mortgage-Backed Securities	—	1,263,165	—	1,263,165
Total Short-Term Obligation	—	485,000	—	485,000
Total Investments	$38,094,910	$279,356,435	$—	$317,451,345

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financials assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, amounted to $2,848,187, which represents 0.9% of net assets.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt convenants. Income is not being accrued.  At December 31, 2010, the value of these securities amounted to $1,113,250, which represents 0.3% of net assets.

(f)	Zero coupon bond.
(g)	Cost for federal income tax purposes is $306,630,447.
(h)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,463,721	$(4,642,823)	$10,820,898

	Acronym	Name
	AID	U.S. Agency for International Development
	MTN	Medium-Term Note
	STRIPS	Separate Trading of Registered Interest and Principal of Securities

11

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia U.S. Treasury Index Fund

	Par ($)	Value ($)*
Government & Agency Obligations — 98.9%
U.S. TREASURY BONDS — 16.3%
3.500% 05/15/20 (a)	5,140,000	5,265,313
3.500% 02/15/39 (a)	5,815,000	5,010,896
3.875% 08/15/40	3,670,000	3,380,415
4.250% 11/15/40	2,465,000	2,424,944
4.375% 11/15/39 (a)	2,315,000	2,327,297
4.375% 05/15/40	3,655,000	3,672,690
4.500% 02/15/36	2,100,000	2,174,155
4.500% 05/15/38 (a)	4,840,000	4,986,710
4.500% 08/15/39 (a)	3,540,000	3,635,138
4.625% 02/15/40 (a)	3,745,000	3,922,888
5.500% 08/15/28	2,805,000	3,305,078
6.125% 08/15/29	4,510,000	5,704,446
6.250% 08/15/23 (a)	3,085,000	3,877,459
6.500% 11/15/26	1,110,000	1,440,919
6.750% 08/15/26	515,000	683,823
7.250% 08/15/22	2,835,000	3,832,566
7.500% 11/15/16	4,610,000	5,924,929
11.250% 02/15/15	5,930,000	8,216,756
U.S. TREASURY BONDS TOTAL		69,786,422
U.S. TREASURY NOTES — 82.6%
0.375% 08/31/12	2,995,000	2,989,618
0.375% 09/30/12 (a)	3,150,000	3,142,494
0.375% 10/31/12	3,030,000	3,020,768
0.500% 11/30/12 (a)	3,065,000	3,061,049
0.500% 10/15/13 (a)	2,515,000	2,486,902
0.500% 11/15/13 (a)	2,450,000	2,418,417
0.625% 06/30/12 (a)	3,010,000	3,018,940
0.625% 07/31/12 (a)	2,605,000	2,612,112
0.750% 09/15/13 (a)	2,385,000	2,377,361
0.875% 01/31/12	4,195,000	4,218,433
1.000% 03/31/12 (a)	3,035,000	3,058,248
1.000% 04/30/12 (a)	3,195,000	3,220,848
1.000% 07/15/13	3,665,000	3,683,032
1.125% 01/15/12	2,160,000	2,177,297
1.250% 08/31/15 (a)	3,830,000	3,724,974
1.250% 09/30/15	2,200,000	2,134,515
1.250% 10/31/15	3,090,000	2,990,539
1.375% 05/15/12	12,715,000	12,883,868
1.375% 09/15/12	22,410,000	22,734,766
1.375% 02/15/13 (a)	7,725,000	7,841,478

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
1.500% 07/15/12 (a)	10,520,000	10,694,653
1.750% 04/15/13 (a)	8,245,000	8,434,388
1.875% 06/15/12 (a)	6,135,000	6,264,172
1.875% 02/28/14 (a)	17,370,000	17,787,957
1.875% 04/30/14	9,835,000	10,058,589
1.875% 06/30/15	3,960,000	3,975,777
1.875% 08/31/17 (a)	1,120,000	1,069,162
1.875% 09/30/17	3,810,000	3,628,133
1.875% 10/31/17 (a)	2,635,000	2,504,897
2.125% 05/31/15 (a)	4,065,000	4,129,796
2.250% 01/31/15 (a)	9,095,000	9,336,581
2.375% 09/30/14 (a)	5,285,000	5,474,103
2.375% 10/31/14	10,050,000	10,402,534
2.500% 03/31/13	7,240,000	7,536,391
2.625% 06/30/14	10,370,000	10,852,039
2.625% 04/30/16	10,850,000	11,106,841
2.625% 08/15/20 (a)	6,200,000	5,877,891
2.625% 11/15/20 (a)	3,990,000	3,763,691
2.750% 02/15/19 (a)	14,715,000	14,525,309
3.000% 08/31/16	5,505,000	5,714,878
3.000% 09/30/16	2,605,000	2,701,669
3.125% 01/31/17 (a)	1,880,000	1,953,437
3.125% 05/15/19 (a)	2,940,000	2,971,008
3.250% 12/31/16 (a)	11,385,000	11,925,787
3.375% 11/15/19 (a)	9,635,000	9,835,976
3.500% 02/15/18	5,810,000	6,111,847
3.625% 08/15/19 (a)	3,830,000	4,001,155
3.625% 02/15/20 (a)	3,575,000	3,710,178
3.875% 02/15/13	10,305,000	11,011,057
3.875% 05/15/18 (a)	5,825,000	6,267,339
4.000% 02/15/15 (a)	7,195,000	7,882,461
4.000% 08/15/18	7,905,000	8,566,427
4.500% 04/30/12 (a)	6,050,000	6,382,986
4.500% 02/15/16 (a)	11,825,000	13,241,233
4.750% 05/31/12	3,145,000	3,336,773
4.750% 05/15/14 (a)	3,075,000	3,434,630

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
6.625% 02/15/27	2,250,000	2,959,452
U.S. TREASURY NOTES TOTAL		353,226,856

Total Government & Agency Obligations (cost of $416,117,918)		423,013,278
Securities Lending Collateral — 19.4%

	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.340%) (b)	82,959,754	82,959,754

Total Securities Lending Collateral (cost of $82,959,754)		82,959,754

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10 due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $2,300,781 (repurchase proceeds $2,253,028)	2,253,000	2,253,000

Total Short-Term Obligation (cost of $2,253,000)		2,253,000

Total Investments — 118.8% (cost of $501,330,672)(c)(d)		508,226,032

Obligation to Return Collateral for Securities Loaned — (19.4)%		(82,959,754)

Other Assets & Liabilities, Net — 0.6%		2,642,967

Net Assets — 100.0%		427,909,245

3

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$423,013,278	$—	$—	$423,013,278
Total Securities Lending Collateral	82,959,754	—	—	82,959,754
Total Short-Term Obligation	—	2,253,000	—	2,253,000
Total Investments	$505,973,032	$2,253,000	$—	$508,226,032

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	All or a portion of this security was on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 is $81,296,643.
(b)	Investment made with cash collateral received from securities lending activity.
(c)	Cost for federal income tax purposes is $501,330,672.

4

(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,540,649	$(2,645,289)	$6,895,360

5

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia Value and Restructuring Fund

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 5.5%
Automobiles — 1.1%
Ford Motor Co. (a)	4,301,076	72,215,066
Automobiles Total		72,215,066
Household Durables — 2.3%
Newell Rubbermaid, Inc.	3,600,000	65,448,000
Stanley Black & Decker, Inc.	1,300,000	86,931,000
Household Durables Total		152,379,000
Specialty Retail — 2.1%
TJX Companies, Inc.	3,050,000	135,389,500
Specialty Retail Total		135,389,500
CONSUMER DISCRETIONARY TOTAL		359,983,566
CONSUMER STAPLES — 5.8%
Food Products — 0.2%
Dole Food Co., Inc. (a)	800,000	10,808,000
Food Products Total		10,808,000
Personal Products — 1.5%
Avon Products, Inc.	3,300,000	95,898,000
Personal Products Total		95,898,000
Tobacco — 4.1%
Lorillard, Inc. (b)	3,300,000	270,798,000
Tobacco Total		270,798,000
CONSUMER STAPLES TOTAL		377,504,000
ENERGY — 22.6%
Oil, Gas & Consumable Fuels — 22.6%
Alpha Natural Resources, Inc. (a)(b)(c)	4,550,000	273,136,500
Anadarko Petroleum Corp. (b)	1,800,000	137,088,000
ConocoPhillips (b)	2,802,000	190,816,200
Consol Energy, Inc.	4,100,000	199,834,000
Devon Energy Corp.	2,500,000	196,275,000
Murphy Oil Corp.	800,000	59,640,000
Noble Energy, Inc. (b)	1,800,000	154,944,000
PetroHawk Energy Corp. (a)	2,300,000	41,975,000
Petroleo Brasileiro SA, ADR	6,000,000	227,040,000
Oil, Gas & Consumable Fuels Total		1,480,748,700
ENERGY TOTAL		1,480,748,700
FINANCIALS — 14.1%
Capital Markets — 4.0%
Apollo Investment Corp. (d)	4,300,000	47,601,000
Goldman Sachs Group, Inc.	600,000	100,896,000

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Invesco Ltd.	4,800,000	115,488,000
Capital Markets Total		263,985,000
Commercial Banks — 1.4%
PNC Financial Services Group, Inc.	1,500,000	91,080,000
Commercial Banks Total		91,080,000
Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	2,700,000	114,534,000
Diversified Financial Services Total		114,534,000
Insurance — 6.5%
ACE Ltd.	3,300,000	205,425,000
AIA Group Ltd. (a)	11,500,000	32,327,475
Loews Corp.	1,900,000	73,929,000
MetLife, Inc.	2,500,000	111,100,000
Insurance Total		422,781,475
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	1,800,000	34,074,000
Real Estate Investment Trusts (REITs) Total		34,074,000
FINANCIALS TOTAL		926,454,475
HEALTH CARE — 5.6%
Biotechnology — 0.0%
Talecris Biotherapeutics Holdings Corp. (a)	100,000	2,330,000
Biotechnology Total		2,330,000
Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	1,300,000	65,806,000
Health Care Equipment & Supplies Total		65,806,000
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	4,700,000	160,364,000
Health Care Providers & Services Total		160,364,000
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	4,000,000	105,920,000
Warner Chilcott PLC, Class A	1,500,000	33,840,000
Pharmaceuticals Total		139,760,000
HEALTH CARE TOTAL		368,260,000
INDUSTRIALS — 16.7%
Aerospace & Defense — 3.3%
AerCap Holdings NV (a)(c)	5,000,000	70,600,000
United Technologies Corp. (b)	1,800,000	141,696,000
Aerospace & Defense Total		212,296,000

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 1.5%
Copa Holdings SA, Class A	1,700,000	100,028,000
Airlines Total		100,028,000
Construction & Engineering — 0.8%
AECOM Technology Corp. (a)	1,800,000	50,346,000
Construction & Engineering Total		50,346,000
Electrical Equipment — 0.3%
Sensata Technologies Holding NV (a)	720,919	21,706,871
Electrical Equipment Total		21,706,871
Industrial Conglomerates — 1.5%
Tyco International Ltd. (b)	2,400,000	99,456,000
Industrial Conglomerates Total		99,456,000
Machinery — 4.3%
AGCO Corp. (a)	2,100,000	106,386,000
Eaton Corp. (b)	1,750,000	177,642,500
Machinery Total		284,028,500
Road & Rail — 5.0%
Union Pacific Corp.	3,500,000	324,310,000
Road & Rail Total		324,310,000
INDUSTRIALS TOTAL		1,092,171,371
INFORMATION TECHNOLOGY — 7.2%
Communications Equipment — 3.0%
Harris Corp.	4,300,000	194,790,000
Communications Equipment Total		194,790,000
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	1,800,000	34,776,000
Electronic Equipment, Instruments & Components Total		34,776,000
IT Services — 3.2%
International Business Machines Corp.	1,400,000	205,464,000
IT Services Total		205,464,000
Office Electronics — 0.5%
Xerox Corp.	3,000,000	34,560,000
Office Electronics Total		34,560,000
INFORMATION TECHNOLOGY TOTAL		469,590,000
MATERIALS — 16.2%
Chemicals — 6.3%
Celanese Corp., Series A	4,700,000	193,499,000
Lanxess AG	1,800,000	142,257,938
Methanex Corp.	1,000,000	30,400,000

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
PPG Industries, Inc. (b)	600,000	50,442,000
Chemicals Total		416,598,938
Metals & Mining — 9.9%
Freeport-McMoRan Copper & Gold, Inc.	1,500,000	180,135,000
Grupo Mexico SAB de CV, Series B	26,000,000	107,031,579
Schnitzer Steel Industries, Inc., Class A	1,099,500	72,995,805
Southern Copper Corp. (b)	4,300,000	209,582,000
Vale SA, ADR	2,300,000	79,511,000
Metals & Mining Total		649,255,384
MATERIALS TOTAL		1,065,854,322
TELECOMMUNICATION SERVICES — 4.5%
Diversified Telecommunication Services — 0.6%
Windstream Corp.	2,700,000	37,638,000
Diversified Telecommunication Services Total		37,638,000
Wireless Telecommunication Services — 3.9%
America Movil SAB de CV, Series L, ADR	4,500,000	258,030,000
Wireless Telecommunication Services Total		258,030,000
TELECOMMUNICATION SERVICES TOTAL		295,668,000

Total Common Stocks (cost of $4,037,030,186)		6,436,234,434
Convertible Preferred Stocks — 1.5%
CONSUMER STAPLES — 0.5%
Food Products — 0.5%
Dole Food Automatic Common Exchange Security Trust, 7.000% (e)	2,453,000	31,352,283
Food Products Total		31,352,283
CONSUMER STAPLES TOTAL		31,352,283
FINANCIALS — 1.0%
Diversified Financial Services — 0.5%
Citigroup, Inc., 7.500%	250,000	34,172,500
Diversified Financial Services Total		34,172,500

4

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.5%
Hartford Financial Services Group, Inc., 7.250%	1,200,000	30,732,000
Insurance Total		30,732,000
FINANCIALS TOTAL		64,904,500

Total Convertible Preferred Stocks (cost of $82,536,292)		96,256,783
Preferred Stocks — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Apache Corp., 6.000%	250,000	16,565,000
Oil, Gas & Consumable Fuels Total		16,565,000
ENERGY TOTAL		16,565,000

Total Preferred Stocks (cost of $12,690,670)		16,565,000

	Units
Warrants — 0.3%
INDUSTRIALS — 0.3%
Hartford Financial Services Group, Inc. Wts. Expiring 06/19/26 (a)	1,000,000	18,050,000
TOTAL INDUSTRIALS		18,050,000

Total Warrants (cost of $13,791,500)		18,050,000

Total Investments — 100.2% (cost of $4,146,048,648) (f)(g)		6,567,106,217

Other Assets & Liabilities, Net — (0.2)%		(10,712,277)

Net Assets — 100.0%		6,556,393,940

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$359,983,566	$—	$—	$359,983,566
Consumer Staples	377,504,000	—	—	377,504,000
Energy	1,480,748,700	—	—	1,480,748,700
Financials	894,127,000	32,327,475	—	926,454,475
Health Care	368,260,000	—	—	368,260,000
Industrials	1,092,171,371	—	—	1,092,171,371
Information Technology	469,590,000	—	—	469,590,000
Materials	923,596,384	142,257,938	—	1,065,854,322
Telecommunication Services	295,668,000	—	—	295,668,000
Total Common Stocks	6,261,649,021	174,585,413	—	6,436,234,434
Convertible Preferred Stock
Consumer Staples	—	31,352,283	—	31,352,283
Financials	64,904,500	—	—	64,904,500
Total Convertible Preferred Stock	64,904,500	31,352,283	—	96,256,783
Total Preferred Stock	16,565,000	—	—	16,565,000
Total Warrants	18,050,000	—	—	18,050,000
Total Investments	6,361,168,521	205,937,696	—	6,567,106,217
Value of written call option contracts	(4,344,500)	—	—	(4,344,500)
Total	$6,356,824,021	$205,937,696	$—	$6,562,761,717

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open written options contracts.
(c)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the nine months ended December 31, 2010, are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AerCap Holdings NV	$62,208,000	$—	$2,380,220	$—	$—
Alpha Natural Resources, Inc.	294,351,000	—	29,019,299	—	—
Total	$356,559,000	$—	$31,399,519	$—	$—

7

(d)	Closed-end Management Investment Company.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of this security, which is not illiquid, amounted to $31,352,283 which represents 0.5% of net assets.

(f)	Cost for federal income tax purposes is $4,146,048,648.
(g)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,570,026,308	$(148,968,739)	$2,421,057,569

For the nine months ended December 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	9,000	$557,720
Options written	311,950	39,737,211
Options terminated in closing purchase transactions	(120,984)	(19,201,414)
Options exercised	(34,456)	(6,231,466)
Options expired	(152,510)	(12,412,633)
Options outstanding at December 31, 2010	13,000	$2,449,418

At December 31, 2010, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Alpha Natural Resources, Inc.	60.0	1,000	01/22/11	$70,999	$(238,000)
Anadarko Petroleum Corp.	72.5	1,000	01/22/11	58,999	(557,000)
ConocoPhillips	62.5	1,500	01/22/11	288,640	(915,000)
Eaton Corp.	100.0	1,000	04/16/11	621,880	(640,000)
Lorillard, Inc.	85.0	1,000	01/22/11	67,479	(60,000)
Noble Energy, Inc.	90.0	1,000	01/22/11	101,998	(80,000)
PPG Industries, Inc.	80.0	3,000	01/22/11	632,059	(1,350,000)
Southern Copper Corp.	50.0	1,000	01/22/11	106,468	(85,000)
Tyco International Ltd.	42.0	1,000	04/16/11	221,046	(178,000)
United Technologies Corp.	80.0	1,500	02/19/11	279,850	(241,500)

Total written call options: (proceeds $ 2,449,418)					$(4,344,500)

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
December 31, 2010 (Unaudited)	Columbia World Equity Fund

	Shares	Value ($)*
Common Stocks — 89.6%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 1.3%
Autoliv, Inc.	7,063	557,554
Kongsberg Automotive Holding ASA (a)	204,502	169,692
Auto Components Total		727,246
Automobiles — 0.5%
Ford Motor Co. (a)	17,927	300,994
Automobiles Total		300,994
Household Durables — 0.9%
Arnest One Corp.	38,500	494,212
Household Durables Total		494,212
Internet & Catalog Retail — 1.1%
Hyundai Home Shopping Network Corp. (a)	6,523	588,784
Internet & Catalog Retail Total		588,784
Media — 1.1%
Daiichikosho Co., Ltd.	30,700	595,740
Media Total		595,740
Multiline Retail — 2.6%
Dollar Tree, Inc. (a)	7,155	401,252
Kohl’s Corp. (a)	8,267	449,229
Target Corp.	9,828	590,958
Multiline Retail Total		1,441,439
Specialty Retail — 1.6%
Gap, Inc.	60	1,328
Inditex SA	4,821	361,284
TJX Companies, Inc.	12,269	544,621
Specialty Retail Total		907,233
Textiles, Apparel & Luxury Goods — 2.0%
LG Fashion Corp.	18,470	513,754
NIKE, Inc., Class B	7,090	605,628
Textiles, Apparel & Luxury Goods Total		1,119,382
CONSUMER DISCRETIONARY TOTAL		6,175,030
CONSUMER STAPLES — 3.0%
Food & Staples Retailing — 0.8%
CVS Caremark Corp.	13,553	471,238
Food & Staples Retailing Total		471,238
Household Products — 1.3%
Clorox Co.	4,370	276,534

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Procter & Gamble Co.	6,952	447,222
Household Products Total		723,756
Tobacco — 0.9%
Altria Group, Inc.	20,018	492,843
Tobacco Total		492,843
CONSUMER STAPLES TOTAL		1,687,837
ENERGY — 8.9%
Energy Equipment & Services — 1.2%
Noble Corp. (a)	7,402	264,769
Shinko Plantech Co., Ltd.	45,700	421,738
Energy Equipment & Services Total		686,507
Oil, Gas & Consumable Fuels — 7.7%
Apache Corp.	5,069	604,377
Chevron Corp.	6,822	622,507
Devon Energy Corp.	7,370	578,619
Exxon Mobil Corp.	14,558	1,064,481
Peabody Energy Corp.	10,270	657,075
Spectra Energy Corp.	11,520	287,885
Yanzhou Coal Mining Co., Ltd., Class H	152,000	463,462
Oil, Gas & Consumable Fuels Total		4,278,406
ENERGY TOTAL		4,964,913
FINANCIALS — 11.2%
Capital Markets — 1.6%
Credit Suisse Group AG, Registered Shares	5,123	206,704
Morgan Stanley	8,899	242,142
Northern Trust Corp.	8,090	448,267
Capital Markets Total		897,113
Commercial Banks — 4.5%
Banco Bilbao Vizcaya Argentaria SA	40,811	412,853
HSBC Holdings PLC	59,051	599,444
PNC Financial Services Group, Inc.	7,790	473,009
Standard Chartered PLC	18,518	498,176
U.S. Bancorp	20,807	561,165
Commercial Banks Total		2,544,647
Diversified Financial Services — 0.5%
Citigroup, Inc. (a)	61,620	291,463
Diversified Financial Services Total		291,463

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 4.6%
Baloise Holding AG, Registered Shares	5,992	583,107
Legal & General Group PLC	323,355	487,758
Prudential Financial, Inc.	5,570	327,015
XL Group PLC	26,188	571,422
Zurich Financial Services AG, Registered Shares	2,223	575,761
Insurance Total		2,545,063
FINANCIALS TOTAL		6,278,286
HEALTH CARE — 13.4%
Biotechnology — 2.1%
Amgen, Inc. (a)	11,726	643,757
Celgene Corp. (a)	9,340	552,368
Biotechnology Total		1,196,125
Health Care Equipment & Supplies — 0.8%
St. Shine Optical Co., Ltd.	33,000	439,147
Health Care Equipment & Supplies Total		439,147
Health Care Providers & Services — 5.2%
Laboratory Corp. of America Holdings (a)	6,902	606,824
McKesson Corp.	8,557	602,242
Medco Health Solutions, Inc. (a)	7,420	454,623
Miraca Holdings, Inc.	17,300	696,511
UnitedHealth Group, Inc.	15,080	544,539
Health Care Providers & Services Total		2,904,739
Pharmaceuticals — 5.3%
Abbott Laboratories	9,335	447,240
Allergan, Inc.	6,472	444,432
Novo-Nordisk A/S, Class B	7,071	795,876
Sanofi-Aventis SA	7,337	469,142
Santen Pharmaceutical Co., Ltd.	15,900	552,230
Teva Pharmaceutical Industries Ltd., ADR	4,596	239,589
Pharmaceuticals Total		2,948,509
HEALTH CARE TOTAL		7,488,520
INDUSTRIALS — 10.0%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	7,130	379,031
United Technologies Corp.	7,473	588,274
Aerospace & Defense Total		967,305

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	11,163	411,580
Commercial Services & Supplies Total		411,580
Construction & Engineering — 0.8%
Macmahon Holdings Ltd.	870,426	467,393
Construction & Engineering Total		467,393
Electrical Equipment — 2.0%
American Superconductor Corp. (a)	17,758	507,701
Emerson Electric Co.	5,942	339,704
Nidec Corp.	2,600	262,171
Electrical Equipment Total		1,109,576
Industrial Conglomerates — 0.6%
General Electric Co.	19,023	347,931
Industrial Conglomerates Total		347,931
Machinery — 2.5%
Dover Corp.	7,350	429,608
Parker Hannifin Corp.	4,938	426,149
Sulzer AG, Registered Shares	3,475	529,317
Machinery Total		1,385,074
Professional Services — 1.6%
Atkins WS PLC	53,244	581,504
Manpower, Inc.	5,078	318,695
Professional Services Total		900,199
INDUSTRIALS TOTAL		5,589,058
INFORMATION TECHNOLOGY — 16.9%
Communications Equipment — 0.5%
Juniper Networks, Inc. (a)	7,902	291,742
Communications Equipment Total		291,742
Computers & Peripherals — 2.5%
Apple, Inc. (a)	1,778	573,512
EMC Corp. (a)	28,049	642,322
Gigabyte Technology Co. Ltd.	142,000	149,274
Computers & Peripherals Total		1,365,108
Electronic Equipment, Instruments & Components — 0.8%
Venture Corp., Ltd.	65,000	469,007
Electronic Equipment, Instruments & Components Total		469,007
Internet Software & Services — 2.6%
Akamai Technologies, Inc. (a)	10,350	486,967
Google, Inc., Class A (a)	910	540,513

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Tencent Holdings Ltd.	20,400	448,796
Internet Software & Services Total		1,476,276
IT Services — 4.0%
Accenture PLC, Class A	12,150	589,154
International Business Machines Corp.	2,992	439,106
Teradata Corp. (a)	19,253	792,453
Visa, Inc., Class A	5,703	401,377
IT Services Total		2,222,090
Semiconductors & Semiconductor Equipment — 3.6%
ARM Holdings PLC	87,991	580,711
First Solar, Inc. (a)	4,288	558,040
Intel Corp.	26,081	548,484
Samsung Electronics Co., Ltd.	379	316,718
Semiconductors & Semiconductor Equipment Total		2,003,953
Software — 2.9%
Citrix Systems, Inc. (a)	9,377	641,480
Misys PLC (a)	64,180	343,216
Oracle Corp.	20,649	646,314
Software Total		1,631,010
INFORMATION TECHNOLOGY TOTAL		9,459,186
MATERIALS — 6.5%
Chemicals — 3.3%
Agrium, Inc.	4,770	437,647
BASF SE	5,681	453,206
Daicel Chemical Industries Ltd.	58,000	423,302
Praxair, Inc.	5,670	541,315
Chemicals Total		1,855,470
Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	3,474	417,192
Vale SA	12,400	421,722
Metals & Mining Total		838,914
Paper & Forest Products — 1.7%
Ahlstrom Oyj	33,735	668,898
International Paper Co.	10,630	289,561
Paper & Forest Products Total		958,459
MATERIALS TOTAL		3,652,843
TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 4.7%
Deutsche Telekom AG, Registered Shares	25,934	334,922

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Qwest Communications International, Inc.	108,065	822,375
Tele2 AB, Class B	35,020	731,664
Verizon Communications, Inc.	20,926	748,732
Diversified Telecommunication Services Total		2,637,693
Wireless Telecommunication Services — 1.0%
Vivo Participacoes SA, ADR	15,946	519,680
Wireless Telecommunication Services Total		519,680
TELECOMMUNICATION SERVICES TOTAL		3,157,373
UTILITIES — 2.9%
Independent Power Producers & Energy Traders — 1.3%
International Power PLC	107,828	735,669
Independent Power Producers & Energy Traders Total		735,669
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	10,120	321,917
Multi-Utilities Total		321,917
Water Utilities — 1.0%
Hyflux Ltd.	313,500	566,736
Water Utilities Total		566,736
UTILITIES TOTAL		1,624,322

Total Common Stocks (cost of $38,494,919)		50,077,368
Preferred Stock — 0.8%
CONSUMER STAPLES — 0.8%
Household Products — 0.8%
Henkel AG & Co., KGaA	7,681	477,393
Household Products Total		477,393
CONSUMER STAPLES TOTAL		477,393

Total Preferred Stock (cost of $393,017)		477,393
Investment Companies — 9.0%
Columbia Convertible Securities Fund, Class Z (b)	113,244	1,680,539
Columbia Emerging Markets Fund, Class Z (b)	228,338	2,621,322
WisdomTree India Earnings Fund	27,212	718,124

Total Investment Companies (cost of $3,883,605)		5,019,985

6

	Par ($)	Value ($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $455,313 (repurchase proceeds $446,006)	446,000	446,000

Total Short-Term Obligation (cost of $446,000)		446,000

Total Investments — 100.2% (cost of $43,217,541)(c)(d)		56,020,746

Other Assets & Liabilities, Net — (0.2)%		(106,528)

Net Assets — 100.0%		55,914,218

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,451,564	$2,723,466	$—	$6,175,030
Consumer Staples	1,687,837	—	—	1,687,837
Energy	4,079,713	885,200	—	4,964,913
Financials	2,914,483	3,363,803	—	6,278,286
Health Care	4,535,614	2,952,906	—	7,488,520
Industrials	3,748,673	1,840,385	—	5,589,058
Information Technology	7,151,464	2,307,722	—	9,459,186
Materials	1,685,715	1,967,128	—	3,652,843
Telecommunication Services	2,090,787	1,066,586	—	3,157,373
Utilities	321,917	1,302,405	—	1,624,322
Total Common Stocks	31,667,767	18,409,601	—	50,077,368
Total Preferred Stock	—	477,393	—	477,393
Total Investment Companies	5,019,985	—	—	5,019,985
Total Short-Term Obligation	—	446,000	—	446,000
Total Investments	36,687,752	19,332,994	—	56,020,746
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	135,266	—	135,266
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(155,600)	—	(155,600)
Total	$36,687,752	$19,312,660	$—	$56,000,412

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

9

(b)	Investments in affiliates during the nine months ended December 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Columbia Emerging Markets Fund, Class Z	$1,784,042	$750,000	$—	$23,542	$2,621,322
Columbia Convertible Securities Fund, Class Z	—	1,518,600	—	33,871	1,680,539
Total	$1,784,042	$2,268,600	$—	$57,413	$4,301,861

(c)	Cost for federal income tax purposes is $43,217,541.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,109,009	$(305,804)	$12,803,205

10

Forward foreign currency exchange contracts outstanding on December 31, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$2,063,984	$2,009,142	02/10/11	$54,842
Morgan Stanley Capital Services, Inc.	CAD	2,524,574	2,498,425	02/10/11	26,149
Morgan Stanley Capital Services, Inc.	EUR	3,750,689	3,782,499	02/10/11	(31,810)
Morgan Stanley Capital Services, Inc.	GBP	2,057,460	2,124,160	02/10/11	(66,700)
Morgan Stanley Capital Services, Inc.	JPY	1,935,635	1,907,162	02/10/11	28,473
					$10,954

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$165,974	$155,811	02/10/11	$(10,163)
Morgan Stanley Capital Services, Inc.	CAD	53,265	51,803	02/10/11	(1,462)
Morgan Stanley Capital Services, Inc.	DKK	791,600	811,155	02/10/11	19,555
Morgan Stanley Capital Services, Inc.	GBP	682,702	679,882	02/10/11	(2,820)
Morgan Stanley Capital Services, Inc.	ILS	279,404	271,238	02/10/11	(8,166)
Morgan Stanley Capital Services, Inc.	JPY	272,305	262,622	02/10/11	(9,683)
Morgan Stanley Capital Services, Inc.	KRW	1,793,150	1,799,397	02/10/11	6,247
Morgan Stanley Capital Services, Inc.	SEK	272,496	269,301	02/10/11	(3,195)
Morgan Stanley Capital Services, Inc.	SGD	545,473	543,616	02/10/11	(1,857)
Morgan Stanley Capital Services, Inc.	THB	165,087	164,977	02/10/11	(110)
Morgan Stanley Capital Services, Inc.	TWD	728,303	708,669	02/10/11	(19,634)
					$(31,288)

11

For the nine months ended December 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	—	$—
Options written	1,107	34,848
Options terminated in closing purchase transactions	(5)	(3,010)
Options exercised	(457)	(14,915)
Options expired	(645)	(16,923)
Options outstanding at December 31, 2010	—	$—

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

12

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 18, 2011